UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® High Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
APX Group, Inc.	2.0	2.5
CCO Holdings LLC/CCO Holdings Capital Corp.	2.0	1.3
JC Penney Corp., Inc.	1.8	2.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.8	1.0
Rice Energy, Inc.	1.3	1.3
	8.9

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.4	13.2
Telecommunications	11.4	10.9
Technology	7.7	8.4
Healthcare	6.4	7.8
Cable/Satellite TV	5.6	5.2

Quality Diversification (% of fund's net assets)

As of April 30, 2017
BBB	1.3%
BB	42.1%
B	42.8%
CCC,CC,C	9.6%
Not Rated	0.7%
Equities	0.4%
Short-Term Investments and Net Other Assets	3.1%

As of October 31, 2016
BBB	1.0%
BB	41.4%
B	41.2%
CCC,CC,C	12.4%
Not Rated	0.7%
Equities	0.3%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Nonconvertible Bonds	81.7%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.2%
Bank Loan Obligations	10.3%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 28.9%

As of October 31, 2016*
Nonconvertible Bonds	80.8%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	10.4%
Other Investments	5.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 26.4%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.7%
	Principal Amount	Value
Aerospace - 0.5%
TransDigm, Inc.:
6% 7/15/22	$1,140,000	$1,174,200
6.375% 6/15/26	800,000	806,000
6.5% 5/15/25 (a)	1,185,000	1,211,663
6.5% 5/15/25	705,000	720,863

TOTAL AEROSPACE		3,912,726

Air Transportation - 2.6%
Air Canada 7.75% 4/15/21 (a)	615,000	694,950
Air Canada 2013-1 Pass Through 6.625% 5/15/18 (a)	3,205,000	3,317,175
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,637,371
Allegiant Travel Co. 5.5% 7/15/19	1,610,000	1,658,300
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	840,000	854,700
5.5% 10/1/19 (a)	2,775,000	2,899,875
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	254,195	264,045
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	681,723	747,339
6.25% 4/11/20	1,352,690	1,423,706
9.25% 5/10/17	545,566	546,248
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	765,011	870,200
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,224,250
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,264,838
Series 2013-1 Class B, 5.375% 11/15/21	393,594	411,424
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	718,108	754,014
United Continental Holdings, Inc. 6% 12/1/20	615,000	659,588

TOTAL AIR TRANSPORTATION		20,228,023

Automotive & Auto Parts - 0.5%
IHO Verwaltungs GmbH 4.125% 9/15/21 pay-in-kind (a)(b)	635,000	643,731
Tenneco, Inc. 5% 7/15/26	1,045,000	1,046,170
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,877,326

TOTAL AUTOMOTIVE & AUTO PARTS		3,567,227

Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.25% 4/15/21	1,440,000	1,472,400
Broadcasting - 0.2%
AMC Networks, Inc.:
4.75% 12/15/22	650,000	663,000
5% 4/1/24	1,150,000	1,165,123

TOTAL BROADCASTING		1,828,123

Building Materials - 1.7%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,625,000	1,641,250
5.375% 11/15/24 (a)	1,955,000	2,038,088
6% 10/15/25 (a)	1,700,000	1,814,750
CEMEX Finance LLC 6% 4/1/24 (a)	1,825,000	1,929,938
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	770,000	804,650
7.75% 4/16/26 (a)	1,330,000	1,516,200
Eagle Materials, Inc. 4.5% 8/1/26	1,550,000	1,542,250
HD Supply, Inc. 5.75% 4/15/24 (a)	990,000	1,051,875
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	350,000	365,750

TOTAL BUILDING MATERIALS		12,704,751

Cable/Satellite TV - 5.0%
Altice SA 7.75% 5/15/22 (a)	8,922,000	9,480,785
Altice U.S. Finance SA 5.5% 5/15/26 (a)	1,945,000	2,010,644
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	577,200
5.125% 5/1/23 (a)	2,800,000	2,922,500
5.125% 5/1/27 (a)	3,660,000	3,733,200
5.5% 5/1/26 (a)	3,445,000	3,615,114
5.75% 2/15/26 (a)	1,450,000	1,540,161
5.875% 4/1/24 (a)	1,945,000	2,083,581
5.875% 5/1/27 (a)	820,000	872,275
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,080,000	2,150,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,183,480
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	610,619
5.5% 8/15/26 (a)	2,820,000	2,879,925
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,241,763
6% 1/15/27 (a)	2,185,000	2,228,700
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,814,303

TOTAL CABLE/SATELLITE TV		38,944,450

Capital Goods - 0.5%
Belden, Inc. 5.25% 7/15/24 (a)	335,000	338,350
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,786,713

TOTAL CAPITAL GOODS		4,125,063

Chemicals - 1.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	750,000	754,163
3.45% 6/1/23	745,000	694,713
4.5% 12/1/26 (a)	540,000	548,905
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	845,000	883,025
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	2,045,000	2,147,250
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	4,012,638
Olin Corp. 5.125% 9/15/27	2,240,000	2,332,400
Versum Materials, Inc. 5.5% 9/30/24 (a)	960,000	997,200

TOTAL CHEMICALS		12,370,294

Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	940,000	979,950
Containers - 2.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,200,000	1,223,040
4.289% 5/15/21 (a)(b)	1,475,000	1,506,344
4.625% 5/15/23 (a)	2,450,000	2,502,063
6% 2/15/25 (a)	3,715,000	3,840,381
7.25% 5/15/24 (a)	865,000	941,769
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,070,000	2,028,600
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	964,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (a)(b)	990,000	1,012,275
5.125% 7/15/23 (a)	2,030,000	2,116,275
5.75% 10/15/20	3,455,000	3,558,650
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,085,000	1,094,494

TOTAL CONTAINERS		20,788,204

Diversified Financial Services - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/1/22	1,410,000	1,500,879
Aircastle Ltd. 5% 4/1/23	490,000	523,075
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	783,750
FLY Leasing Ltd.:
6.375% 10/15/21	785,000	816,400
6.75% 12/15/20	1,790,000	1,879,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,090,000	1,103,625
5.875% 2/1/22	3,835,000	3,945,256
6% 8/1/20	4,120,000	4,264,200
6.25% 2/1/22 (a)	3,475,000	3,614,000
6.75% 2/1/24 (a)	760,000	793,250
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	2,555,000	2,427,250
ILFC E-Capital Trust II 4.91% 12/21/65 (a)(b)	4,420,000	4,243,200
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,628,588
5.25% 11/15/24 (a)	1,855,000	1,966,300
Navient Corp. 5.875% 10/25/24	635,000	617,538
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	790,000	788,025
SLM Corp.:
4.875% 6/17/19	2,990,000	3,086,876
5.5% 1/25/23	400,000	395,740
Springleaf Financial Corp. 7.75% 10/1/21	985,000	1,055,797

TOTAL DIVERSIFIED FINANCIAL SERVICES		35,433,249

Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (a)	660,000	711,150
E.W. Scripps Co. 5.125% 5/15/25 (a)	210,000	215,513
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,290,000	2,232,750
National CineMedia LLC 5.75% 8/15/26	965,000	984,300

TOTAL DIVERSIFIED MEDIA		4,143,713

Energy - 12.8%
Antero Resources Corp.:
5% 3/1/25 (a)	1,720,000	1,698,500
5.125% 12/1/22	2,120,000	2,151,800
5.625% 6/1/23 (Reg. S)	690,000	709,838
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	526,575
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,340,000	1,229,450
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	2,265,000	2,412,225
7% 6/30/24 (a)	1,035,000	1,156,488
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,334,963
5.75% 3/15/23	1,350,000	1,255,500
6.125% 2/15/21	855,000	840,038
8% 12/15/22 (a)	2,835,000	2,987,381
Concho Resources, Inc. 4.375% 1/15/25	2,155,000	2,181,938
Continental Resources, Inc.:
3.8% 6/1/24	505,000	474,700
4.5% 4/15/23	3,250,000	3,201,250
4.9% 6/1/44	510,000	442,425
Covey Park Energy LLC 7.5% 5/15/25 (a)	630,000	640,238
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	1,355,000	1,405,813
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	4,085,000	4,146,275
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,960,000	4,118,400
Ensco PLC:
4.5% 10/1/24	1,150,000	948,750
5.2% 3/15/25	2,970,000	2,517,075
8% 1/31/24	1,541,000	1,529,443
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	780,000	804,863
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,761,888
6% 10/1/22	965,000	962,588
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,513,563
FTS International, Inc.:
6.25% 5/1/22	680,000	588,200
8.6312% 6/15/20 (a)(b)	620,000	626,200
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,071,000	1,116,518
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,730,000	1,621,875
5.75% 10/1/25 (a)	1,470,000	1,425,900
Nabors Industries, Inc. 5.5% 1/15/23 (a)	942,000	953,775
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	1,015,000	943,950
Noble Holding International Ltd.:
4.625% 3/1/21	1,362,000	1,253,040
5.25% 3/15/42	765,000	501,458
7.7% 4/1/25 (b)	1,125,000	1,018,125
7.75% 1/15/24	3,090,000	2,819,625
NRG Yield Operating LLC 5% 9/15/26 (a)	1,540,000	1,509,200
NuStar Logistics LP 5.625% 4/28/27	405,000	417,668
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	525,000	528,938
5.375% 1/15/25 (a)	1,300,000	1,313,000
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	155,000	158,488
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,388,250
Range Resources Corp.:
4.875% 5/15/25	1,190,000	1,142,400
5% 3/15/23 (a)	1,200,000	1,188,000
Rice Energy, Inc.:
6.25% 5/1/22	6,290,000	6,577,013
7.25% 5/1/23	3,595,000	3,882,600
Sabine Pass Liquefaction LLC 5.75% 5/15/24	3,025,000	3,343,829
Southwestern Energy Co. 6.7% 1/23/25 (b)	645,000	641,775
Summit Midstream Holdings LLC 5.75% 4/15/25	605,000	612,563
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	715,000	739,131
6.375% 4/1/23	1,375,000	1,464,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,130,000	1,149,063
5.125% 2/1/25 (a)	470,000	485,275
5.25% 5/1/23	265,000	272,950
5.375% 2/1/27 (a)	470,000	491,150
6.75% 3/15/24	2,005,000	2,185,450
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,745,000	1,779,900
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,295,000	1,338,706
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,418,400
4.55% 6/24/24	1,920,000	1,965,600
Weatherford International Ltd. 4.5% 4/15/22	1,035,000	978,075
Whiting Petroleum Corp. 5% 3/15/19	1,010,000	1,020,100
WPX Energy, Inc.:
5.25% 9/15/24	1,265,000	1,233,375
6% 1/15/22	970,000	984,550
7.5% 8/1/20	1,010,000	1,070,600

TOTAL ENERGY		99,101,057

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,611,549	1,385,932
Environmental - 0.6%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	800,000	823,000
Covanta Holding Corp.:
5.875% 3/1/24	500,000	502,500
5.875% 7/1/25	220,000	220,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,683,000	2,790,320

TOTAL ENVIRONMENTAL		4,335,820

Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	1,700,000	1,653,250
6.625% 6/15/24 (a)	865,000	884,463
Albertsons, Inc.:
6.625% 6/1/28	275,000	246,125
7.45% 8/1/29	250,000	235,625
7.75% 6/15/26	295,000	287,625
8% 5/1/31	1,570,000	1,530,750
8.7% 5/1/30	220,000	217,800
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	590,000	516,250
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	255,000	259,463
Tesco PLC 6.15% 11/15/37 (a)	2,335,000	2,378,723
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	980,000

TOTAL FOOD & DRUG RETAIL		9,190,074

Food/Beverage/Tobacco - 3.3%
B&G Foods, Inc. 5.25% 4/1/25	1,140,000	1,167,109
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,795,000	1,826,413
ESAL GmbH 6.25% 2/5/23 (a)	6,955,000	7,050,631
JBS Investments GmbH 7.75% 10/28/20 (a)	1,295,000	1,357,743
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	970,000	1,011,225
7.25% 6/1/21 (a)	1,850,000	1,900,875
8.25% 2/1/20 (a)	4,220,000	4,323,390
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,574,563
4.875% 11/1/26 (a)	610,000	629,063
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,705,000	1,692,195
Post Holdings, Inc. 5.75% 3/1/27 (a)	365,000	379,144
Vector Group Ltd. 6.125% 2/1/25 (a)	2,090,000	2,163,150

TOTAL FOOD/BEVERAGE/TOBACCO		25,075,501

Gaming - 3.0%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,080,000	1,131,300
5.375% 4/15/26	340,000	358,700
MCE Finance Ltd. 5% 2/15/21 (a)	4,430,000	4,527,017
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,135,000	3,123,244
Scientific Games Corp.:
6.625% 5/15/21	3,635,000	3,503,231
7% 1/1/22 (a)	1,080,000	1,156,270
Wynn Macau Ltd. 5.25% 10/15/21 (a)	8,970,000	9,216,675

TOTAL GAMING		23,016,437

Healthcare - 6.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	1,175,000	1,116,250
Community Health Systems, Inc.:
5.125% 8/1/21	1,680,000	1,665,300
6.25% 3/31/23	1,035,000	1,053,113
6.875% 2/1/22	4,710,000	3,897,525
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,305,000	1,314,788
5.75% 8/15/22	625,000	647,656
Envision Healthcare Corp. 6.25% 12/1/24 (a)	2,265,000	2,383,913
HCA Holdings, Inc.:
4.5% 2/15/27	3,195,000	3,225,321
5% 3/15/24	1,915,000	2,032,294
5.25% 6/15/26	2,175,000	2,319,094
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,540,756
5.75% 9/15/25	3,030,000	3,064,088
IMS Health, Inc. 5% 10/15/26 (a)	1,060,000	1,081,200
Kindred Healthcare, Inc. 8% 1/15/20	1,090,000	1,125,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	1,615,000	1,469,650
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,840,000	1,886,000
6.375% 3/1/24	895,000	968,838
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	505,000	512,575
5.5% 2/1/21	815,000	845,563
Teleflex, Inc. 4.875% 6/1/26	2,024,000	2,054,360
Tenet Healthcare Corp.:
4.375% 10/1/21	1,465,000	1,463,169
6.75% 6/15/23	2,360,000	2,253,800
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	2,640,000	2,263,800
5.625% 12/1/21 (a)	820,000	630,375
5.875% 5/15/23 (a)	2,015,000	1,488,581
6.125% 4/15/25 (a)	2,220,000	1,638,915
6.5% 3/15/22 (a)	1,310,000	1,341,113
6.75% 8/15/18 (a)	479,000	477,803
Wellcare Health Plans, Inc. 5.25% 4/1/25	640,000	665,600

TOTAL HEALTHCARE		46,426,865

Homebuilders/Real Estate - 2.9%
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,145,000	2,203,988
5.875% 11/15/24	640,000	688,000
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (a)	1,170,000	1,196,325
Howard Hughes Corp. 5.375% 3/15/25 (a)	885,000	893,850
Lennar Corp. 4.125% 1/15/22	1,125,000	1,147,500
M/I Homes, Inc. 6.75% 1/15/21	1,850,000	1,937,875
Mattamy Group Corp. 6.875% 12/15/23 (a)	1,760,000	1,826,000
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	1,220,000	547,475
PulteGroup, Inc. 5% 1/15/27	1,035,000	1,047,938
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	640,000	646,400
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,565,000	1,631,513
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,104,810
5.875% 4/15/23 (a)	760,000	809,400
Toll Brothers Finance Corp. 4.875% 3/15/27	2,000,000	2,050,000
VEREIT Operating Partnership LP:
4.125% 6/1/21	690,000	718,031
4.875% 6/1/26	690,000	731,117
William Lyon Homes, Inc.:
5.875% 1/31/25 (a)	540,000	553,500
7% 8/15/22	2,865,000	2,993,925

TOTAL HOMEBUILDERS/REAL ESTATE		22,727,647

Hotels - 0.5%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,340,000	2,357,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	990,000	1,017,225
4.875% 4/1/27 (a)	585,000	599,625

TOTAL HOTELS		3,974,400

Insurance - 0.1%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	960,000	976,800
Leisure - 0.8%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	570,000	588,525
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	540,000	575,100
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,645,000	2,711,125
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	617,288
7.25% 11/30/21 (a)	1,335,000	1,431,120

TOTAL LEISURE		5,923,158

Metals/Mining - 2.0%
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,485,000	1,536,975
7.25% 5/15/22 (a)	809,000	833,270
7.25% 4/1/23 (a)	1,395,000	1,420,284
7.5% 4/1/25 (a)	1,315,000	1,341,300
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,635,000	4,356,900
3.875% 3/15/23	575,000	533,313
4.55% 11/14/24	3,145,000	2,954,728
Lundin Mining Corp. 7.5% 11/1/20 (a)	390,000	413,400
Murray Energy Corp. 11.25% 4/15/21 (a)	675,000	506,250
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,601,821

TOTAL METALS/MINING		15,498,241

Publishing/Printing - 0.7%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,145,000	5,183,588
Restaurants - 0.1%
Yum! Brands, Inc. 5.35% 11/1/43	650,000	570,375
Services - 2.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	500,000	423,750
APX Group, Inc.:
6.375% 12/1/19	4,758,000	4,924,530
7.875% 12/1/22	2,755,000	3,002,950
8.75% 12/1/20	7,465,000	7,735,606
Aramark Services, Inc. 4.75% 6/1/26	3,135,000	3,197,700
Garda World Security Corp.:
7.25% 11/15/21 (a)	390,000	394,349
7.25% 11/15/21 (a)	170,000	171,955
IHS Markit Ltd. 4.75% 2/15/25 (a)	670,000	700,988
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,860,000	1,911,150

TOTAL SERVICES		22,462,978

Steel - 0.4%
Steel Dynamics, Inc. 5.125% 10/1/21	3,155,000	3,257,538
Super Retail - 2.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	2,455,000	2,243,256
JC Penney Corp., Inc.:
5.65% 6/1/20	9,191,000	9,145,045
7.4% 4/1/37	3,940,000	3,220,950
L Brands, Inc.:
6.75% 7/1/36	1,890,000	1,830,938
6.875% 11/1/35	935,000	921,910
Netflix, Inc. 4.375% 11/15/26 (a)	1,500,000	1,477,500

TOTAL SUPER RETAIL		18,839,599

Technology - 5.8%
EMC Corp. 2.65% 6/1/20	2,465,000	2,412,192
Gartner, Inc. 5.125% 4/1/25 (a)	525,000	543,375
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,490,000	1,650,361
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	2,945,000	3,118,019
Micron Technology, Inc.:
5.25% 8/1/23 (a)	540,000	558,900
5.25% 1/15/24 (a)	1,045,000	1,077,395
5.5% 2/1/25	735,000	768,075
5.625% 1/15/26 (a)	1,140,000	1,205,550
Nuance Communications, Inc. 5.375% 8/15/20 (a)	1,566,000	1,599,278
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,515,000	2,611,828
4.125% 6/1/21 (a)	4,930,000	5,158,013
4.625% 6/1/23 (a)	2,270,000	2,443,088
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,574,238
Qorvo, Inc.:
6.75% 12/1/23	2,735,000	2,967,475
7% 12/1/25	2,315,000	2,569,650
Sensata Technologies BV 5% 10/1/25 (a)	1,975,000	2,016,969
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	503,363
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,801,769
Symantec Corp. 5% 4/15/25 (a)	1,740,000	1,798,725
Tempo Acquisition LLC 6.75% 6/1/25 (a)(c)	735,000	755,213
VeriSign, Inc. 5.25% 4/1/25	1,035,000	1,082,869
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,457,000	2,555,280

TOTAL TECHNOLOGY		44,771,625

Telecommunications - 10.1%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	409,013
6.625% 2/15/23 (a)	2,410,000	2,551,588
7.5% 5/15/26 (a)	4,990,000	5,389,200
Altice Finco SA 7.625% 2/15/25 (a)	1,380,000	1,414,500
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,278,149
CommScope Technologies Finance LLC 5% 3/15/27 (a)	880,000	887,700
Equinix, Inc. 5.375% 5/15/27	645,000	673,890
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	845,000	967,525
Neptune Finco Corp.:
10.125% 1/15/23 (a)	1,445,000	1,676,200
10.875% 10/15/25 (a)	1,445,000	1,735,806
Sable International Finance Ltd. 6.875% 8/1/22 (a)	4,550,000	4,881,240
SBA Communications Corp. 4.875% 9/1/24 (a)	3,960,000	3,994,650
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,580,188
6.25% 5/15/24 (a)	490,000	507,150
Sprint Capital Corp. 6.875% 11/15/28	7,530,000	8,151,225
Sprint Communications, Inc. 6% 11/15/22	4,030,000	4,198,756
Sprint Corp.:
7.25% 9/15/21	4,115,000	4,500,781
7.625% 2/15/25	1,525,000	1,702,281
7.875% 9/15/23	2,345,000	2,632,263
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,955,000	2,003,875
5.125% 4/15/25	1,505,000	1,585,894
6% 3/1/23	1,500,000	1,603,125
6.375% 3/1/25	2,375,000	2,595,448
6.625% 4/1/23	770,000	822,938
Telecom Italia Capital SA:
6% 9/30/34	1,930,000	1,973,425
6.375% 11/15/33	2,040,000	2,137,879
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	710,000	781,000
Wind Acquisition Finance SA 7.375% 4/23/21 (a)	1,780,000	1,851,200
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,805,000	1,915,556
6.375% 5/15/25	1,200,000	1,297,500

TOTAL TELECOMMUNICATIONS		77,699,945

Transportation Ex Air/Rail - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,115,000	3,667,494
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	615,000	528,900
8.125% 2/15/19	1,200,000	1,080,000
Teekay Corp. 8.5% 1/15/20	410,000	405,900

TOTAL TRANSPORTATION EX AIR/RAIL		5,682,294

Utilities - 4.5%
Calpine Corp.:
5.25% 6/1/26 (a)	1,910,000	1,921,938
5.75% 1/15/25	1,045,000	1,011,038
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,435,600
DPL, Inc. 6.75% 10/1/19	945,000	989,888
Dynegy, Inc. 7.625% 11/1/24	2,465,000	2,255,475
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,035,000	2,014,650
7% 6/15/23	4,325,000	4,281,750
NRG Energy, Inc.:
6.25% 5/1/24	655,000	652,708
6.625% 1/15/27	1,550,000	1,534,500
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,120,128	8,729,138
PPL Energy Supply LLC 6.5% 6/1/25	615,000	488,925
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	1,026,000	1,010,610
The AES Corp.:
4.0546% 6/1/19 (b)	304,000	304,243
4.875% 5/15/23	2,240,000	2,262,400
6% 5/15/26	1,500,000	1,582,500

TOTAL UTILITIES		34,475,363

TOTAL NONCONVERTIBLE BONDS
(Cost $605,284,755)		631,073,410
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd. (d)	47,062	1,477,276
Southwestern Energy Co. (d)	24,201	181,750

TOTAL ENERGY		1,659,026

Healthcare - 0.0%
HealthSouth Corp.	19	891
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)	1	23,749
TOTAL COMMON STOCKS
(Cost $3,365,785)		1,683,666

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25% (d)
(Cost $1,817,294)	102,500	1,886,636
	Principal Amount	Value

Bank Loan Obligations - 10.3%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 4.1367% 6/4/21 (b)	953,050	954,508
Tranche F, term loan 3.9928% 6/9/23 (b)	3,473,369	3,468,541

TOTAL AEROSPACE		4,423,049

Air Transportation - 0.6%
American Airlines, Inc.:
Tranche B, term loan 3.49% 10/10/21 (b)	1,672,929	1,674,318
Tranche B, term loan 3.4939% 12/14/23 (b)	1,685,000	1,686,584
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (b)	1,600,000	1,602,576

TOTAL AIR TRANSPORTATION		4,963,478

Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 2.99% 10/4/23 (b)	1,997,700	2,005,191
Cable/Satellite TV - 0.6%
WideOpenWest Finance LLC Tranche B, term loan 4.554% 8/19/23 (b)	2,099,450	2,110,241
Zayo Group LLC:
term loan 2.9911% 1/19/21 (b)	745,000	748,263
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	132,268	133,103
Ziggo Secured Finance Partnership Tranche E, term loan 3.4939% 4/15/25 (b)	1,750,000	1,750,088

TOTAL CABLE/SATELLITE TV		4,741,695

Containers - 0.8%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (b)	460,000	468,050
Tranche B 1LN, term loan 4.25% 12/7/23 (b)	937,650	943,979
Reynolds Group Holdings, Inc. Tranche B, term loan 3.9928% 2/5/23 (b)	2,701,442	2,714,787
Signode Packaging Systems, Inc. Tranche B, term loan 3.8138% 5/1/21 (b)	1,912,940	1,920,113

TOTAL CONTAINERS		6,046,929

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (b)	925,000	867,188
Tranche B 1LN, term loan 4.8696% 9/11/21 (b)	230,300	226,366
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	1,164,113	1,183,030

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,276,584

Energy - 0.2%
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (b)	1,160,000	1,252,440
Forbes Energy Services LLC term loan 12% 12/21/20 pay-in-kind (b)	448,214	421,321

TOTAL ENERGY		1,673,761

Food & Drug Retail - 0.4%
Albertson's LLC term loan 4.3023% 6/22/23 (b)	349,600	351,058
JBS USA Lux SA Tranche B, term loan 3.4828% 10/30/22 (b)	1,615,000	1,621,638
Pizza Hut Holdings LLC Tranche B, term loan 2.9939% 6/16/23 (b)	1,285,000	1,291,425

TOTAL FOOD & DRUG RETAIL		3,264,121

Gaming - 0.2%
CityCenter Holdings LLC term loan 3.4939% 4/18/24 (b)	1,275,000	1,276,594
Station Casinos LLC Tranche B, term loan 3.5% 6/8/23 (b)	70,000	69,936

TOTAL GAMING		1,346,530

Healthcare - 0.4%
Envision Healthcare Corp. Tranche B, term loan 4.15% 12/1/23 (b)	2,344,125	2,365,808
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.74% 4/1/22 (b)	312,880	314,673

TOTAL HEALTHCARE		2,680,481

Insurance - 0.0%
USI, Inc. term loan 4/5/24 (e)	220,000	219,039
Metals/Mining - 0.4%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (b)	1,465,000	1,439,363
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (b)	1,447,727	1,380,567

TOTAL METALS/MINING		2,819,930

Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (b)	1,805,352	1,806,490
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (b)	1,831,182	1,831,640
Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	2,323,973	2,160,319
Almonde, Inc.:
Tranche 2LN, term loan 5/3/25 (e)	85,000	86,629
Tranche B 1LN, term loan 5/3/24 (e)	390,000	391,583
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.9172% 11/26/20 (b)	2,500,987	2,507,240
Garda World Security Corp.:
term loan 4.0052% 11/8/20 (b)	2,790,816	2,788,025
Tranche DD, term loan 4.0052% 11/8/20 (b)	713,930	713,216
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,381,904	2,383,405
The GEO Group, Inc. Tranche B, term loan 3.2% 3/23/24 (b)	85,000	85,000

TOTAL SERVICES		11,115,417

Super Retail - 0.4%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	330,000	330,482
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	345,000	343,420
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (b)	1,627,610	1,624,566
PetSmart, Inc. term loan 4.02% 3/11/22 (b)	1,021,965	934,985

TOTAL SUPER RETAIL		3,233,453

Technology - 1.9%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5011% 9/15/20 (b)	1,560,000	1,557,083
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,299,378	1,297,351
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (b)	2,120,000	2,128,226
Kronos, Inc. term loan:
5.034% 11/1/23 (b)	2,827,913	2,836,396
9.284% 11/1/24 (b)	710,000	738,755
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	305,000	306,461
10% 1/20/25 (b)	550,000	545,600
Rackspace Hosting, Inc. term loan 4.5346% 11/3/23 (b)	403,988	406,767
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	1,353,741	1,377,432
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	3,223,800	3,213,742

TOTAL TECHNOLOGY		14,407,813

Telecommunications - 1.3%
Altice Financing SA Tranche B, term loan 5.408% 6/22/25 (b)	670,000	669,498
Level 3 Financing, Inc. Tranche B, term loan 3.2411% 2/22/24 (b)	1,570,000	1,574,490
LTS Buyer LLC Tranche B 1LN, term loan 4.3968% 4/11/20 (b)	659,595	661,363
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (b)	2,292,875	2,312,227
Radiate Holdco LLC Tranche B, term loan 3.9928% 2/1/24 (b)	2,100,000	2,106,195
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	2,010,000	1,999,387
Sprint Communications, Inc. Tranche B, term loan 3.5% 2/3/24 (b)	580,000	580,365
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (b)	49,875	50,224

TOTAL TELECOMMUNICATIONS		9,953,749

Utilities - 0.1%
Calpine Corp. Tranche B, term loan 2.75% 11/30/17 (b)	840,000	841,747
TOTAL BANK LOAN OBLIGATIONS
(Cost $79,040,592)		79,651,097

Preferred Securities - 4.5%
Banks & Thrifts - 4.5%
Bank of America Corp.:
6.25% (b)(f)	1,600,000	1,731,665
6.5% (b)(f)	635,000	706,546
Barclays Bank PLC 7.625% 11/21/22	5,105,000	5,763,097
Barclays PLC:
6.625% (b)(f)	4,160,000	4,273,199
8.25% (b)(f)	4,090,000	4,393,833
Citigroup, Inc.:
5.875% (b)(f)	785,000	822,906
5.95% (b)(f)	1,235,000	1,331,421
5.95% (b)(f)	1,135,000	1,207,558
Credit Agricole SA:
6.625% (a)(b)(f)	6,360,000	6,538,545
7.875% (a)(b)(f)	1,480,000	1,595,685
JPMorgan Chase & Co. 5.3% (b)(f)	590,000	630,740
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	3,875,000	4,038,319
8.625% (b)(f)	1,415,000	1,538,105
TOTAL PREFERRED SECURITIES
(Cost $32,569,622)		34,571,619
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.85% (g)
(Cost $24,671,759)	24,667,111	24,672,044
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $746,749,807)		773,538,472
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(693,369)
NET ASSETS - 100%		$772,845,103

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,631,737 or 45.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,144
Total	$74,144

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,545,662	$181,750	$1,886,636	$1,477,276
Health Care	891	891	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	631,073,410	--	631,073,410	--
Bank Loan Obligations	79,651,097	--	79,229,776	421,321
Preferred Securities	34,571,619	--	34,571,619	--
Money Market Funds	24,672,044	24,672,044	--	--
Total Investments in Securities:	$773,538,472	$24,854,685	$746,761,441	$1,922,346

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.1%
Canada	4.8%
United Kingdom	4.1%
Luxembourg	4.1%
Cayman Islands	3.3%
Netherlands	2.9%
France	1.6%
Multi-National	1.6%
Ireland	1.5%
Barbados	1.3%
Austria	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $722,078,048)	$748,866,428
Fidelity Central Funds (cost $24,671,759)	24,672,044
Total Investments (cost $746,749,807)		$773,538,472
Cash		207,719
Receivable for investments sold		860,517
Receivable for fund shares sold		468,423
Interest receivable		10,657,017
Distributions receivable from Fidelity Central Funds		18,480
Prepaid expenses		552
Other receivables		117
Total assets		785,751,297
Liabilities
Payable for investments purchased
Regular delivery	$10,008,294
Delayed delivery	735,000
Payable for fund shares redeemed	1,319,230
Distributions payable	176,426
Accrued management fee	358,466
Distribution and service plan fees payable	134,562
Other affiliated payables	134,583
Other payables and accrued expenses	39,633
Total liabilities		12,906,194
Net Assets		$772,845,103
Net Assets consist of:
Paid in capital		$784,077,207
Undistributed net investment income		4,881,153
Accumulated undistributed net realized gain (loss) on investments		(42,901,922)
Net unrealized appreciation (depreciation) on investments		26,788,665
Net Assets		$772,845,103
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($194,507,731 ÷ 24,554,903 shares)		$7.92
Maximum offering price per share (100/96.00 of $7.92)		$8.25
Class M:
Net Asset Value and redemption price per share ($63,829,303 ÷ 8,074,718 shares)		$7.90
Maximum offering price per share (100/96.00 of $7.90)		$8.23
Class C:
Net Asset Value and offering price per share ($97,387,175 ÷ 12,331,650 shares)(a)		$7.90
Class I:
Net Asset Value, offering price and redemption price per share ($417,120,894 ÷ 52,563,257 shares)		$7.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,512,295
Interest		22,853,729
Income from Fidelity Central Funds		74,144
Total income		24,440,168
Expenses
Management fee	$2,211,448
Transfer agent fees	685,856
Distribution and service plan fees	833,919
Accounting fees and expenses	147,533
Custodian fees and expenses	10,040
Independent trustees' fees and expenses	1,631
Registration fees	38,323
Audit	39,010
Legal	2,989
Miscellaneous	3,197
Total expenses before reductions	3,973,946
Expense reductions	(4,403)	3,969,543
Net investment income (loss)		20,470,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,121,397
Fidelity Central Funds	2,037
Total net realized gain (loss)		6,123,434
Change in net unrealized appreciation (depreciation) on investment securities		12,101,862
Net gain (loss)		18,225,296
Net increase (decrease) in net assets resulting from operations		$38,695,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,470,625	$44,954,717
Net realized gain (loss)	6,123,434	(34,377,068)
Change in net unrealized appreciation (depreciation)	12,101,862	46,532,275
Net increase (decrease) in net assets resulting from operations	38,695,921	57,109,924
Distributions to shareholders from net investment income	(19,178,134)	(41,784,482)
Share transactions - net increase (decrease)	(71,287,008)	39,446,842
Redemption fees	46,759	201,553
Total increase (decrease) in net assets	(51,722,462)	54,973,837
Net Assets
Beginning of period	824,567,565	769,593,728
End of period	$772,845,103	$824,567,565
Other Information
Undistributed net investment income end of period	$4,881,153	$3,588,662

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.73	$7.61	$8.33	$8.77	$8.73	$8.38
Income from Investment Operations
Net investment income (loss)A	.201	.421	.430	.432	.473	.539
Net realized and unrealized gain (loss)	.177	.089	(.523)	(.058)	.117	.411
Total from investment operations	.378	.510	(.093)	.374	.590	.950
Distributions from net investment income	(.188)	(.392)	(.424)	(.429)	(.457)	(.551)
Distributions from net realized gain	–	–	(.204)	(.386)	(.094)	(.050)
Total distributions	(.188)	(.392)	(.628)	(.815)	(.551)	(.601)
Redemption fees added to paid in capitalA	–B	.002	.001	.001	.001	.001
Net asset value, end of period	$7.92	$7.73	$7.61	$8.33	$8.77	$8.73
Total ReturnC,D,E	4.95%	7.09%	(1.13)%	4.51%	6.99%	11.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.03%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.03%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.03%H	1.04%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	5.20%H	5.68%	5.45%	5.09%	5.40%	6.35%
Supplemental Data
Net assets, end of period (000 omitted)	$194,508	$223,620	$227,596	$243,987	$280,769	$331,436
Portfolio turnover rateI	64%H	61%	60%	79%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.71	$7.59	$8.31	$8.76	$8.72	$8.37
Income from Investment Operations
Net investment income (loss)A	.199	.418	.428	.429	.469	.536
Net realized and unrealized gain (loss)	.177	.089	(.524)	(.067)	.119	.411
Total from investment operations	.376	.507	(.096)	.362	.588	.947
Distributions from net investment income	(.186)	(.389)	(.421)	(.427)	(.455)	(.548)
Distributions from net realized gain	–	–	(.204)	(.386)	(.094)	(.050)
Total distributions	(.186)	(.389)	(.625)	(.813)	(.549)	(.598)
Redemption fees added to paid in capitalA	–B	.002	.001	.001	.001	.001
Net asset value, end of period	$7.90	$7.71	$7.59	$8.31	$8.76	$8.72
Total ReturnC,D,E	4.94%	7.06%	(1.16)%	4.38%	6.97%	11.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.06%	1.05%	1.05%	1.05%	1.06%
Expenses net of fee waivers, if any	1.07%H	1.06%	1.05%	1.05%	1.05%	1.06%
Expenses net of all reductions	1.07%H	1.06%	1.05%	1.05%	1.05%	1.06%
Net investment income (loss)	5.17%H	5.65%	5.43%	5.07%	5.38%	6.32%
Supplemental Data
Net assets, end of period (000 omitted)	$63,829	$70,205	$79,379	$86,166	$90,901	$105,518
Portfolio turnover rateI	64%H	61%	60%	79%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.70	$7.59	$8.30	$8.75	$8.71	$8.36
Income from Investment Operations
Net investment income (loss)A	.171	.363	.370	.365	.405	.474
Net realized and unrealized gain (loss)	.187	.079	(.515)	(.066)	.119	.412
Total from investment operations	.358	.442	(.145)	.299	.524	.886
Distributions from net investment income	(.158)	(.334)	(.362)	(.364)	(.391)	(.487)
Distributions from net realized gain	–	–	(.204)	(.386)	(.094)	(.050)
Total distributions	(.158)	(.334)	(.566)	(.750)	(.485)	(.537)
Redemption fees added to paid in capitalA	–B	.002	.001	.001	.001	.001
Net asset value, end of period	$7.90	$7.70	$7.59	$8.30	$8.75	$8.71
Total ReturnC,D,E	4.69%	6.14%	(1.78)%	3.60%	6.20%	11.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.81%H	1.80%	1.80%	1.80%	1.79%	1.79%
Expenses net of fee waivers, if any	1.81%H	1.80%	1.80%	1.80%	1.79%	1.79%
Expenses net of all reductions	1.81%H	1.80%	1.80%	1.80%	1.79%	1.79%
Net investment income (loss)	4.42%H	4.91%	4.68%	4.32%	4.64%	5.60%
Supplemental Data
Net assets, end of period (000 omitted)	$97,387	$97,833	$94,752	$114,455	$126,952	$149,591
Portfolio turnover rateI	64%H	61%	60%	79%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.74	$7.62	$8.34	$8.79	$8.75	$8.40
Income from Investment Operations
Net investment income (loss)A	.210	.438	.445	.447	.489	.556
Net realized and unrealized gain (loss)	.187	.089	(.523)	(.068)	.116	.409
Total from investment operations	.397	.527	(.078)	.379	.605	.965
Distributions from net investment income	(.197)	(.409)	(.439)	(.444)	(.472)	(.566)
Distributions from net realized gain	–	–	(.204)	(.386)	(.094)	(.050)
Total distributions	(.197)	(.409)	(.643)	(.830)	(.566)	(.616)
Redemption fees added to paid in capitalA	–B	.002	.001	.001	.001	.001
Net asset value, end of period	$7.94	$7.74	$7.62	$8.34	$8.79	$8.75
Total ReturnC,D	5.19%	7.31%	(.94)%	4.57%	7.16%	12.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.82%	.87%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.81%G	.82%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.81%G	.82%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.43%G	5.89%	5.63%	5.27%	5.58%	6.54%
Supplemental Data
Net assets, end of period (000 omitted)	$417,121	$432,910	$361,760	$337,377	$358,238	$423,792
Portfolio turnover rateH	64%G	61%	60%	79%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$34,419,258
Gross unrealized depreciation	(5,147,194)
Net unrealized appreciation (depreciation) on securities	$29,272,064
Tax cost	$744,266,408

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(21,340,864)
Long-term	(26,644,062)
Total capital loss carryforward	$(47,984,926)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $243,316,488 and $313,129,397, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,877	$8,516
Class M	-%	.25%	80,466	924
Class C	.75%	.25%	486,576	44,928
			$833,919	$54,368

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,623
Class M	2,175
Class C(a)	2,498
$17,296

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$167,624.16
Class M	60,300.19
Class C	84,323.17
Class I	373,609.18
	$685,856

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,997.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,406.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$5,159,799	$11,526,565
Class M	1,544,664	3,698,146
Class B	–	142,572
Class C	1,973,862	4,154,279
Class I	10,499,809	22,262,920
Total	$19,178,134	$41,784,482

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,645,241	7,433,911	$20,609,955	$54,677,237
Reinvestment of distributions	584,212	1,372,430	4,566,665	10,168,527
Shares redeemed	(7,617,844)	(9,769,225)	(59,738,955)	(71,672,557)
Net increase (decrease)	(4,388,391)	(962,884)	$(34,562,335)	$(6,826,793)
Class M
Shares sold	582,960	1,617,554	$4,522,439	$11,757,682
Reinvestment of distributions	172,098	414,444	1,343,262	3,061,824
Shares redeemed	(1,786,074)	(3,378,059)	(13,780,224)	(24,216,552)
Net increase (decrease)	(1,031,016)	(1,346,061)	$(7,914,523)	$(9,397,046)
Class B
Shares sold	–	43,498	$–	$304,960
Reinvestment of distributions	–	16,125	–	116,505
Shares redeemed	–	(864,824)	–	(6,323,785)
Net increase (decrease)	–	(805,201)	$–	$(5,902,320)
Class C
Shares sold	922,071	2,763,335	$7,158,355	$20,357,542
Reinvestment of distributions	226,305	486,464	1,764,879	3,595,140
Shares redeemed	(1,517,834)	(3,037,093)	(11,780,587)	(22,336,625)
Net increase (decrease)	(369,458)	212,706	$(2,857,353)	$1,616,057
Class I
Shares sold	11,379,244	27,101,846	$89,236,761	$200,470,955
Reinvestment of distributions	1,296,333	2,716,962	10,152,719	20,215,304
Shares redeemed	(16,043,744)	(21,336,862)	(125,342,277)	(160,729,315)
Net increase (decrease)	(3,368,167)	8,481,946	$(25,952,797)	$59,956,944

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.04%
Actual		$1,000.00	$1,049.50	$5.28
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class M	1.07%
Actual		$1,000.00	$1,049.40	$5.44
Hypothetical-C		$1,000.00	$1,019.49	$5.36
Class C	1.81%
Actual		$1,000.00	$1,046.90	$9.19
Hypothetical-C		$1,000.00	$1,015.82	$9.05
Class I	.81%
Actual		$1,000.00	$1,051.90	$4.12
Hypothetical-C		$1,000.00	$1,020.78	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AHI-SANN-0617
1.741814.117

Fidelity Advisor® High Income Advantage Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
APX Group, Inc.	2.6	2.3
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.3	2.3
Ally Financial, Inc.	2.2	3.1
Valeant Pharmaceuticals International, Inc.	2.1	2.0
Tenet Healthcare Corp.	2.1	1.0
	11.3

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.8	13.1
Telecommunications	10.1	10.4
Technology	8.9	8.0
Healthcare	8.4	9.0
Cable/Satellite TV	7.3	6.4

Quality Diversification (% of fund's net assets)

As of April 30, 2017
BB	18.7%
B	29.0%
CCC,CC,C	24.2%
Not Rated	3.2%
Equities	20.5%
Short-Term Investments and Net Other Assets	4.4%

As of October 31, 2016
AAA,AA,A	0.1%
BBB	0.6%
BB	22.3%
B	30.2%
CCC,CC,C	20.8%
Not Rated	3.1%
Equities	19.9%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Nonconvertible Bonds	69.4%
Convertible Bonds, Preferred Stocks	1.0%
Common Stocks	19.5%
Bank Loan Obligations	2.9%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 19.9%

As of October 31, 2016*
Nonconvertible Bonds	69.8%
Convertible Bonds, Preferred Stocks	1.4%
Common Stocks	18.5%
Bank Loan Obligations	4.2%
Other Investments	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 18.4%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.4%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
Telecommunications - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (b)		$180	$185
Nonconvertible Bonds - 69.4%
Aerospace - 0.1%
TransDigm, Inc. 6.375% 6/15/26		2,030	2,045
Air Transportation - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		422	439
6.125% 4/29/18		670	694
9.25% 5/10/17		497	497
			1,630
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,450	4,567
Banks & Thrifts - 3.0%
Ally Financial, Inc.:
5.75% 11/20/25		2,310	2,365
8% 12/31/18		15,604	16,891
8% 11/1/31		18,362	21,851
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,695
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,965
6% 12/19/23		3,605	3,889
Washington Mutual Bank 5.5% 1/15/13 (c)		10,000	1
			55,657
Building Materials - 0.6%
BMC East LLC 5.5% 10/1/24 (b)		1,440	1,499
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		3,560	3,694
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,274
HD Supply, Inc. 5.25% 12/15/21 (b)		2,040	2,160
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	857
USG Corp. 8.25% 1/15/18 (d)		1,585	1,662
			12,146
Cable/Satellite TV - 6.4%
Altice SA:
7.625% 2/15/25 (b)		12,590	13,440
7.75% 5/15/22 (b)		10,575	11,237
Altice U.S. Finance SA 7.75% 7/15/25 (b)		4,905	5,469
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,456
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,652
5.125% 5/1/27 (b)		16,845	17,182
5.5% 5/1/26 (b)		2,940	3,085
5.75% 1/15/24		5,335	5,615
5.75% 2/15/26 (b)		1,770	1,880
5.875% 5/1/27 (b)		5,245	5,579
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		381	393
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	5,619
CSC Holdings, Inc. 5.5% 4/15/27 (b)		9,215	9,526
DISH DBS Corp.:
5% 3/15/23		4,695	4,707
5.875% 7/15/22		4,240	4,491
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,233
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)		10,920	10,975
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,694
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		1,705	1,750
6% 1/15/27 (b)		3,575	3,647
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		7,375	7,560
			120,190
Chemicals - 1.3%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		7,510	7,848
Momentive Performance Materials, Inc. 3.88% 10/24/21		5,545	5,510
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		4,120	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		5,550	5,689
The Chemours Co. LLC:
6.625% 5/15/23		1,495	1,600
7% 5/15/25		975	1,071
Tronox Finance LLC 6.375% 8/15/20		3,160	3,211
			24,929
Containers - 0.9%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)		1,690	1,753
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		3,430	3,546
7.25% 5/15/24 (b)		3,785	4,121
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	4,061
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,534
7% 7/15/24 (b)		1,025	1,103
			17,118
Diversified Financial Services - 3.4%
Aircastle Ltd. 4.625% 12/15/18		1,625	1,684
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		1,350	1,411
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,980	3,073
CIT Group, Inc. 5.375% 5/15/20		4,400	4,736
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(d)(e)		930	947
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		1,315	1,403
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		5,683	5,846
6.25% 2/1/22 (b)		1,000	1,040
6.75% 2/1/24 (b)		1,810	1,889
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,449
Navient Corp.:
5.875% 10/25/24		3,375	3,282
6.5% 6/15/22		1,990	2,057
7.25% 9/25/23		1,775	1,855
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (b)		1,780	1,880
5.5% 2/15/24 (b)		1,780	1,882
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		11,755	12,842
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		1,835	1,830
SLM Corp.:
5.5% 1/25/23		5,330	5,273
6.125% 3/25/24		4,270	4,227
8% 3/25/20		4,700	5,158
			63,764
Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	893
7.625% 3/15/20		2,060	2,083
E.W. Scripps Co. 5.125% 5/15/25 (b)		510	523
Liberty Media Corp.:
8.25% 2/1/30		469	503
8.5% 7/15/29		529	589
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,848	5,702
National CineMedia LLC 6% 4/15/22		4,035	4,146
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,255
			15,694
Energy - 9.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		820	838
Antero Resources Corp.:
5.125% 12/1/22		1,935	1,964
5.625% 6/1/23 (Reg. S)		2,580	2,654
Antero Resources Finance Corp. 5.375% 11/1/21		4,500	4,646
Calfrac Holdings LP 7.5% 12/1/20 (b)		4,460	4,092
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		440	443
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 (b)		2,610	2,780
Chesapeake Energy Corp.:
4.4084% 4/15/19 (d)		2,250	2,239
4.875% 4/15/22		5,580	5,120
5.75% 3/15/23		1,890	1,758
8% 12/15/22 (b)		10,037	10,576
8% 1/15/25 (b)		10,435	10,318
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,781
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,313
5.5% 4/1/23		825	855
Covey Park Energy LLC 7.5% 5/15/25 (b)		1,540	1,565
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		1,775	1,853
Denbury Resources, Inc. 4.625% 7/15/23		4,395	3,011
Ensco PLC:
4.5% 10/1/24		1,800	1,485
5.2% 3/15/25		80	68
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		1,170	1,224
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		495	496
6% 10/1/22		3,870	3,860
FTS International, Inc. 6.25% 5/1/22		5,060	4,377
Gibson Energy, Inc. 6.75% 7/15/21 (b)		93	97
Gulfmark Offshore, Inc. 6.375% 3/15/22 (c)		2,200	1,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	1,955
5.75% 10/1/25 (b)		10,085	9,782
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	22
5.875% 4/1/20		3,306	2,132
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,570	1,280
Murphy Oil Corp. 6.875% 8/15/24		570	607
Noble Holding International Ltd.:
4.625% 3/1/21		318	293
6.05% 3/1/41		95	67
6.2% 8/1/40		955	673
7.75% 1/15/24		4,730	4,316
NuStar Logistics LP 5.625% 4/28/27		985	1,016
Oasis Petroleum, Inc. 6.875% 3/15/22		905	916
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	1,915
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		4,520	4,780
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		3,520	3,573
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		610	622
6.375% 3/31/25 (b)		755	766
Pride International, Inc. 7.875% 8/15/40		2,715	2,484
Rice Energy, Inc.:
6.25% 5/1/22		3,095	3,236
7.25% 5/1/23		1,545	1,669
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	1,122
Sabine Pass Liquefaction LLC 5.625% 3/1/25		2,735	2,990
SM Energy Co.:
5% 1/15/24		1,730	1,631
5.625% 6/1/25		2,565	2,450
6.125% 11/15/22		4,420	4,497
6.5% 11/15/21		800	818
6.5% 1/1/23		95	96
6.75% 9/15/26		845	851
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,524
5.75% 4/15/25		1,435	1,453
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		3,000	3,169
6.375% 4/1/23		1,490	1,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,070	1,105
5.375% 2/1/27 (b)		1,070	1,118
6.375% 8/1/22		908	936
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,916	5,014
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(d)		11,525	11,914
6.625% 6/15/25 (b)(d)		1,480	1,565
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		270	277
6.125% 10/15/21		785	819
6.25% 10/15/22		3,100	3,325
6.375% 5/1/24		1,310	1,431
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		830	836
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		1,725	1,744
7.125% 4/15/25 (b)		1,295	1,283
Weatherford International Ltd. 9.875% 2/15/24 (b)		3,630	4,229
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	961
Western Refining, Inc. 6.25% 4/1/21		905	934
WPX Energy, Inc.:
5.25% 9/15/24		2,080	2,028
6% 1/15/22		2,680	2,720
7.5% 8/1/20		1,760	1,866
8.25% 8/1/23		2,640	2,944
			183,904
Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27 (b)		1,405	1,435
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		580	609
Livent, Inc. yankee 9.375% 10/15/04 (c)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,436
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		6,432	5,531
			9,011
Environmental - 0.5%
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,703
6.375% 10/1/22		4,000	4,115
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,513
			10,331
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		5,345	5,198
6.625% 6/15/24 (b)		2,740	2,802
Albertsons, Inc.:
6.625% 6/1/28		2,415	2,161
7.45% 8/1/29		220	207
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		2,606	2,280
9.375% 9/15/18 pay-in-kind (b)(d)		2,750	1,403
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		775	804
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		805	819
Rite Aid Corp.:
6.875% 12/15/28 (b)(d)		5,785	6,016
7.7% 2/15/27		2,715	2,932
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,395	3,846
			28,468
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		2,445	2,414
Darling International, Inc. 5.375% 1/15/22		1,280	1,326
ESAL GmbH 6.25% 2/5/23 (b)		8,600	8,718
JBS Investments GmbH 7.25% 4/3/24 (b)		1,990	2,082
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		3,585	3,702
5.875% 7/15/24 (b)		2,585	2,695
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,415	1,461
4.875% 11/1/26 (b)		1,430	1,475
Minerva Luxembourg SA 6.5% 9/20/26 (b)		2,215	2,198
Post Holdings, Inc.:
5.5% 3/1/25 (b)		2,410	2,518
5.75% 3/1/27 (b)		1,870	1,942
7.75% 3/15/24 (b)		1,720	1,911
8% 7/15/25 (b)		860	978
U.S. Foods, Inc. 5.875% 6/15/24 (b)		1,970	2,059
Vector Group Ltd. 6.125% 2/1/25 (b)		4,850	5,020
			40,499
Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	8,502
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		515	532
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		5,795	6,186
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		495	517
MGM Mirage, Inc. 8.625% 2/1/19		5,000	5,525
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21(d)		7,110	7,705
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		415	418
Scientific Games Corp.:
7% 1/1/22 (b)		1,445	1,547
10% 12/1/22		5,980	6,488
			37,420
Healthcare - 6.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,720
Community Health Systems, Inc.:
6.25% 3/31/23		2,540	2,584
6.875% 2/1/22		9,725	8,047
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	365
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,617
HCA Holdings, Inc.:
5.375% 2/1/25		4,375	4,555
5.875% 2/15/26		2,290	2,433
7.5% 2/15/22		5,095	5,861
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,240
5.75% 11/1/24		1,570	1,599
5.75% 9/15/25		400	405
IMS Health, Inc. 5% 10/15/26 (b)		2,205	2,249
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,346
5% 3/1/19 (d)		2,540	2,545
6.75% 2/1/20		1,800	1,818
6.75% 6/15/23		17,610	16,818
7.5% 1/1/22 (b)		1,220	1,305
8.125% 4/1/22		12,990	13,185
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,155
5.5% 3/1/23 (b)		4,720	3,457
5.875% 5/15/23 (b)		11,245	8,307
6.125% 4/15/25 (b)		7,645	5,644
6.5% 3/15/22 (b)		2,490	2,549
7% 3/15/24 (b)		4,955	5,054
7.25% 7/15/22 (b)		315	254
7.5% 7/15/21 (b)		7,360	6,090
Vizient, Inc. 10.375% 3/1/24 (b)		2,275	2,605
Wellcare Health Plans, Inc. 5.25% 4/1/25		1,570	1,633
			117,440
Homebuilders/Real Estate - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,290	1,345
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		470	490
6.5% 12/15/20 (b)		1,840	1,909
Howard Hughes Corp. 5.375% 3/15/25 (b)		2,170	2,192
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		350	157
5.25% 6/27/29 (b)		2,320	1,014
7.125% 6/26/42 (b)		2,755	1,240
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,570	1,586
6.125% 4/1/25 (b)		1,150	1,162
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,290
William Lyon Homes, Inc. 5.875% 1/31/25 (b)		1,260	1,292
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	2,327
			17,004
Hotels - 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		2,170	2,230
4.875% 4/1/27 (b)		1,305	1,338
Playa Resorts Holding BV 8% 8/15/20 (b)		674	709
			4,277
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		3,390	3,619
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,897
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(d)		1,220	1,226
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,355	2,396
			10,138
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		1,400	1,465
7.25% 11/30/21 (b)		3,645	3,907
			5,372
Metals/Mining - 1.5%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		650	689
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		2,665	2,758
7.25% 5/15/22 (b)		1,130	1,164
7.25% 4/1/23 (b)		1,930	1,965
7.5% 4/1/25 (b)		3,220	3,284
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (b)		435	447
6.625% 5/1/21 (b)		435	446
6.75% 2/1/22 (b)		3,407	3,556
6.875% 2/15/23 (b)		7,290	7,673
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		1,200	1,355
Murray Energy Corp. 11.25% 4/15/21 (b)		5,750	4,313
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)		2,360	0
			27,650
Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		940	968
Publishing/Printing - 1.7%
Cengage Learning, Inc. 9.5% 6/15/24 (b)		4,000	3,610
Cenveo Corp. 6% 8/1/19 (b)		1,290	1,051
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		1,355	1,396
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		6,945	6,763
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		18,124	18,260
			31,080
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)		2,680	2,767
Landry's Acquisition Co. 6.75% 10/15/24 (b)		1,710	1,791
			4,558
Services - 5.2%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		7,115	6,030
APX Group, Inc.:
6.375% 12/1/19		3,646	3,774
7.875% 12/1/22		10,865	11,843
7.875% 12/1/22 (b)		4,670	5,090
8.75% 12/1/20		27,443	28,440
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,414
FTI Consulting, Inc. 6% 11/15/22		2,450	2,560
Garda World Security Corp.:
7.25% 11/15/21 (b)		6,820	6,898
7.25% 11/15/21 (b)		920	930
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		1,177	1,280
7.75% 6/1/24 (b)		1,209	1,319
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,739
Laureate Education, Inc.:
8.25% 5/1/25 (b)		5,650	5,805
10% 9/1/19 (b)(d)		16,420	17,241
TMS International Corp. 7.625% 10/15/21 (b)		420	423
United Rentals North America, Inc. 5.5% 5/15/27		1,355	1,394
			98,180
Super Retail - 0.2%
JC Penney Corp., Inc. 5.75% 2/15/18		703	720
Netflix, Inc. 4.375% 11/15/26 (b)		3,540	3,487
			4,207
Technology - 3.9%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		10,620	11,762
Booz Allen Hamilton, Inc. 5.125% 5/1/25 (b)		1,305	1,328
Brocade Communications Systems, Inc. 4.625% 1/15/23		160	164
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,090	1,117
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		1,930	2,046
7.125% 6/15/24 (b)		1,880	2,078
EIG Investors Corp. 10.875% 2/1/24		3,405	3,626
Gartner, Inc. 5.125% 4/1/25 (b)		1,290	1,335
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		2,950	3,267
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		2,575	2,726
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		755	789
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	7,356
6.5% 1/15/28		5,415	5,984
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	3,588
5.5% 2/1/25		2,310	2,414
Parametric Technology Corp. 6% 5/15/24		650	696
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,365	3,840
Tempo Acquisition LLC 6.75% 6/1/25 (b)(e)		1,790	1,839
VeriSign, Inc. 4.625% 5/1/23		910	931
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		7,300	7,775
Western Digital Corp. 10.5% 4/1/24		3,040	3,580
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		4,722	4,911
			73,152
Telecommunications - 9.8%
Altice Financing SA:
6.5% 1/15/22 (b)		895	939
7.5% 5/15/26 (b)		4,005	4,325
Altice Finco SA:
7.625% 2/15/25 (b)		4,995	5,120
8.125% 1/15/24 (b)		810	875
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,908
Columbus International, Inc. 7.375% 3/30/21 (b)		6,245	6,721
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		545	560
5.375% 3/15/27 (b)		465	479
Equinix, Inc. 5.375% 5/15/27		1,575	1,646
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,437
GCI, Inc. 6.875% 4/15/25		2,080	2,236
Intelsat Jackson Holdings SA:
5.5% 8/1/23		8,840	7,547
7.5% 4/1/21		5,730	5,243
8% 2/15/24 (b)		8,435	9,068
Intelsat Luxembourg SA:
7.75% 6/1/21		1,240	718
8.125% 6/1/23		1,870	1,066
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,476
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,177
10.125% 1/15/23 (b)		9,815	11,385
10.875% 10/15/25 (b)		6,045	7,262
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	4,275
SFR Group SA:
6% 5/15/22 (b)		5,733	5,977
6.25% 5/15/24 (b)		1,150	1,190
7.375% 5/1/26 (b)		6,560	6,896
Sprint Capital Corp.:
6.875% 11/15/28		5,490	5,943
6.9% 5/1/19		4,761	5,088
8.75% 3/15/32		12,210	15,026
Sprint Communications, Inc.:
6% 11/15/22		13,834	14,413
9% 11/15/18 (b)		5,500	6,016
Sprint Corp.:
7.125% 6/15/24		8,830	9,630
7.25% 9/15/21		270	295
7.625% 2/15/25		825	921
7.875% 9/15/23		8,400	9,429
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,565
6.5% 1/15/24		2,500	2,709
6.5% 1/15/26		3,290	3,648
6.625% 4/1/23		4,925	5,264
6.836% 4/28/23		480	515
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		4,400	4,670
6% 4/1/23		3,795	4,046
			184,704
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		3,470	3,093
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	4,515
8.125% 2/15/19		1,404	1,264
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	1,200
Teekay Corp. 8.5% 1/15/20		5,305	5,252
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		97	103
			15,427
Utilities - 4.6%
Calpine Corp.:
5.375% 1/15/23		2,615	2,576
5.75% 1/15/25		1,120	1,084
Dynegy, Inc.:
5.875% 6/1/23		705	622
7.375% 11/1/22		7,415	7,100
7.625% 11/1/24		7,900	7,229
8% 1/15/25 (b)		1,335	1,225
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		11,804	14,401
12.25% 3/1/22 (b)(c)(d)		21,847	27,910
Global Partners LP/GLP Finance Corp. 7% 6/15/23		880	871
InterGen NV 7% 6/30/23 (b)		12,534	11,688
NRG Energy, Inc. 6.625% 3/15/23		6,290	6,384
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		965	990
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,352
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)		676	666
TXU Corp.:
5.55% 11/15/14 (c)		7,757	853
6.5% 11/15/24 (c)		4,961	546
6.55% 11/15/34 (c)		4,295	472
			85,969

TOTAL NONCONVERTIBLE BONDS			1,307,499

TOTAL CORPORATE BONDS
(Cost $1,281,384)			1,307,684
		Shares	Value (000s)

Common Stocks - 19.5%
Air Transportation - 0.4%
Air Canada (f)		293,100	2,789
Delta Air Lines, Inc.		100,000	4,544

TOTAL AIR TRANSPORTATION			7,333

Automotive & Auto Parts - 1.0%
Allison Transmission Holdings, Inc.		217,100	8,397
Chassix Holdings, Inc. (f)		29,835	931
General Motors Co.		92,561	3,206
General Motors Co. warrants 7/10/19 (f)		11,706	199
Motors Liquidation Co. GUC Trust (f)		39,254	337
Tenneco, Inc.		100,000	6,303

TOTAL AUTOMOTIVE & AUTO PARTS			19,373

Banks & Thrifts - 1.2%
Bank of America Corp.		389,800	9,098
CIT Group, Inc.		241,818	11,199
Citigroup, Inc.		1,764	104
Washington Mutual, Inc. (f)		505,500	0
Wells Fargo & Co.		51,500	2,773
WMI Holdings Corp. (f)		17,605	26

TOTAL BANKS & THRIFTS			23,200

Broadcasting - 1.8%
AMC Networks, Inc. Class A (f)		99,600	5,944
DISH Network Corp. Class A (f)		100,000	6,444
Gray Television, Inc. (f)		594,070	8,703
Nexstar Broadcasting Group, Inc. Class A		122,000	8,418
Sinclair Broadcast Group, Inc. Class A		100,000	3,945

TOTAL BROADCASTING			33,454

Cable/Satellite TV - 0.4%
Charter Communications, Inc. Class A (f)		20,048	6,920
Chemicals - 1.0%
LyondellBasell Industries NV Class A		86,895	7,365
Platform Specialty Products Corp. (f)		487,430	6,907
The Chemours Co. LLC		135,500	5,459

TOTAL CHEMICALS			19,731

Consumer Products - 1.0%
Newell Brands, Inc.		136,100	6,497
Spectrum Brands Holdings, Inc. (g)		81,100	11,657

TOTAL CONSUMER PRODUCTS			18,154

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	8,391
Diversified Financial Services - 0.8%
AerCap Holdings NV (f)		143,500	6,602
The Blackstone Group LP		250,000	7,710

TOTAL DIVERSIFIED FINANCIAL SERVICES			14,312

Energy - 1.0%
Baker Hughes, Inc.		140,300	8,330
Contura Energy, Inc.		198	14
Contura Energy, Inc. warrants 7/26/23 (f)		322	9
Extraction Oil & Gas, Inc. (g)		313,025	4,899
Forbes Energy Services Ltd. (f)		65,062	2,042
Ovation Acquisition I LLC (f)(h)		583,372	0
SM Energy Co.		150,700	3,404
Southwestern Energy Co. (f)		47,026	353

TOTAL ENERGY			19,051

Food/Beverage/Tobacco - 0.6%
U.S. Foods Holding Corp.		415,900	11,728
Gaming - 1.7%
Eldorado Resorts, Inc. (f)		389,100	7,442
Gaming & Leisure Properties		126,400	4,399
Melco Crown Entertainment Ltd. sponsored ADR		544,600	11,954
Red Rock Resorts, Inc. (b)		357,285	8,353

TOTAL GAMING			32,148

Healthcare - 1.2%
Boston Scientific Corp. (f)		246,400	6,500
HCA Holdings, Inc. (f)		93,700	7,890
Jazz Pharmaceuticals PLC (f)		42,500	6,769
Legend Acquisition, Inc. (f)		18,796	320
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants(f)		37,006	0
Teva Pharmaceutical Industries Ltd. sponsored ADR		64,500	2,037

TOTAL HEALTHCARE			23,516

Homebuilders/Real Estate - 0.7%
CalAtlantic Group, Inc.		198,100	7,175
Lennar Corp. Class A		120,787	6,100

TOTAL HOMEBUILDERS/REAL ESTATE			13,275

Hotels - 0.1%
Extended Stay America, Inc. unit		134,200	2,340
Metals/Mining - 0.4%
Alcoa Corp.		195,800	6,604
Alpha Natural Resources Holdings, Inc. (f)		2,784	14
ANR, Inc. (f)		2,784	56
Warrior Met Coal, Inc. (f)		17,041	277

TOTAL METALS/MINING			6,951

Services - 0.7%
HD Supply Holdings, Inc. (f)		150,000	6,045
United Rentals, Inc. (f)		57,500	6,305
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			12,872

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (f)(h)		42,253	55
Technology - 4.3%
Alphabet, Inc. Class A (f)		11,000	10,170
CDW Corp.		129,800	7,670
Dell Technologies, Inc. (f)		93,600	6,281
Facebook, Inc. Class A (f)		37,894	5,694
MSC Industrial Direct Co., Inc. Class A		46,600	4,172
NXP Semiconductors NV (f)		95,422	10,091
ON Semiconductor Corp. (f)		321,300	4,556
Presidio, Inc.		140,400	2,071
Qorvo, Inc. (f)		220,400	14,994
Skyworks Solutions, Inc.		99,300	9,904
VeriSign, Inc. (f)(g)		52,900	4,704

TOTAL TECHNOLOGY			80,307

Telecommunications - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	3,719
Broadview Networks Holdings, Inc. (f)		189,475	1,152
Pendrell Corp. (f)		3,747	23

TOTAL TELECOMMUNICATIONS			4,894

Utilities - 0.5%
Calpine Corp. (f)		559,800	5,710
Dynegy, Inc. (f)		178,500	1,146
The AES Corp.		198,300	2,243

TOTAL UTILITIES			9,099

TOTAL COMMON STOCKS
(Cost $313,707)			367,104

Convertible Preferred Stocks - 1.0%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25% (f)		211,700	3,897
Healthcare - 0.7%
Allergan PLC 5.50%		10,200	8,810
Teva Pharmaceutical Industries Ltd. 7%		6,650	3,783

TOTAL HEALTHCARE			12,593

Utilities - 0.1%
Dynegy, Inc. 7.00%		45,600	2,323
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,825)			18,813
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 2.9%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		339	339
Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 4.554% 8/19/23 (d)		9,517	9,566
Diversified Financial Services - 0.0%
Cypress Intermediate Holdings, Inc. Tranche 2LN, term loan 3/30/25 (i)		645	657
Energy - 0.8%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.284% 8/4/20 (d)		1,521	1,058
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (d)		1,885	2,071
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (d)		2,645	2,856
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (d)		2,295	2,203
Citgo Holding, Inc. Tranche B, term loan 9.6468% 5/12/18 (d)		802	812
Forbes Energy Services LLC term loan 12% 12/21/20 pay-in-kind (d)		620	582
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (d)		585	507
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (d)		1,800	1,782
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (d)		567	261
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (d)		3,033	2,039

TOTAL ENERGY			14,171

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	983	360
Healthcare - 0.3%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.1468% 12/31/23 (d)		2,935	2,664
Tranche B 1LN, term loan 5.3968% 12/31/22 (d)		3,551	3,365

TOTAL HEALTHCARE			6,029

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.4218% 11/4/22 (d)		77	77
Insurance - 0.1%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (d)		728	727
Leisure - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (d)		130	132
Tranche B 1LN, term loan 4.25% 3/8/24 (d)		360	363

TOTAL LEISURE			495

Metals/Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (d)		1,368	1,305
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (d)		285	288
Services - 0.2%
Laureate Education, Inc. Tranche B 1LN, term loan 4/21/24 (i)		3,235	3,228
Thomson Reuters IP&S Tranche B 1LN, term loan 4.5% 10/3/23 (d)		562	565

TOTAL SERVICES			3,793

Super Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (d)		4,415	4,296
Technology - 0.7%
Compuware Corp. term loan 9.25% 12/15/22 (d)		4,739	4,751
Kronos, Inc. term loan 9.284% 11/1/24 (d)		3,650	3,798
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (d)		994	999
Tranche 2LN, term loan 8.1468% 4/9/22 (d)		4,065	4,041

TOTAL TECHNOLOGY			13,589

TOTAL BANK LOAN OBLIGATIONS
(Cost $55,988)			55,692

Preferred Securities - 2.8%
Banks & Thrifts - 2.8%
Bank of America Corp. 6.1% (d)(j)		2,590	2,794
Barclays Bank PLC 7.625% 11/21/22		10,205	11,521
Citigroup, Inc. 5.35% (d)(j)		12,655	13,110
Credit Agricole SA:
6.625% (b)(d)(j)		9,035	9,289
7.875% (b)(d)(j)		2,365	2,550
8.125% (b)(d)(j)		6,230	6,929
Goldman Sachs Group, Inc. 5.375% (d)(j)		4,045	4,297
Royal Bank of Scotland Group PLC 8% (d)(j)		1,515	1,582

TOTAL BANKS & THRIFTS			52,072

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(j)		180	84
TOTAL PREFERRED SECURITIES
(Cost $50,290)			52,156
		Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.85% (k)		54,118,331	54,129
Fidelity Securities Lending Cash Central Fund 0.86% (k)(l)		5,195,793	5,196
TOTAL MONEY MARKET FUNDS
(Cost $59,327)			59,325
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $1,787,521)			1,860,774
NET OTHER ASSETS (LIABILITIES) - 1.3%			24,412
NET ASSETS - 100%			$1,885,186

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,172,000 or 40.0% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $577,000 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Ovation Acquisition I LLC	12/23/15	$6
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Securities Lending Cash Central Fund	11
Total	$184

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$112,657	$111,671	$--	$986
Consumer Staples	11,657	11,657	--	--
Energy	23,295	17,079	4,174	2,042
Financials	31,247	31,247	--	--
Health Care	36,109	23,196	12,593	320
Industrials	39,399	38,877	--	522
Information Technology	79,854	79,854	--	--
Materials	34,726	34,726	--	--
Real Estate	4,399	4,399	--	--
Telecommunication Services	1,152	1,152	--	--
Utilities	11,422	11,422	--	--
Corporate Bonds	1,307,684	--	1,307,683	1
Bank Loan Obligations	55,692	--	54,411	1,281
Preferred Securities	52,156	--	52,156	--
Money Market Funds	59,325	59,325	--	--
Total Investments in Securities:	$1,860,774	$424,605	$1,431,017	$5,152

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Canada	4.2%
Luxembourg	3.4%
Netherlands	2.7%
France	1.8%
Cayman Islands	1.5%
United Kingdom	1.4%
Ireland	1.3%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,087) — See accompanying schedule: Unaffiliated issuers (cost $1,728,194)	$1,801,449
Fidelity Central Funds (cost $59,327)	59,325
Total Investments (cost $1,787,521)		$1,860,774
Cash		7
Receivable for investments sold
Regular delivery		18,660
Delayed delivery		1,247
Receivable for fund shares sold		1,270
Dividends receivable		335
Interest receivable		25,270
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		1
Other receivables		63
Total assets		1,907,668
Liabilities
Payable for investments purchased
Regular delivery	$8,716
Delayed delivery	2,720
Payable for fund shares redeemed	3,603
Distributions payable	645
Accrued management fee	875
Distribution and service plan fees payable	330
Other affiliated payables	297
Other payables and accrued expenses	100
Collateral on securities loaned	5,196
Total liabilities		22,482
Net Assets		$1,885,186
Net Assets consist of:
Paid in capital		$2,249,629
Undistributed net investment income		15,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(452,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,252
Net Assets		$1,885,186
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($537,069 ÷ 48,313 shares)		$11.12
Maximum offering price per share (100/96.00 of $11.12)		$11.58
Class M:
Net Asset Value and redemption price per share ($401,285 ÷ 35,899 shares)		$11.18
Maximum offering price per share (100/96.00 of $11.18)		$11.65
Class C:
Net Asset Value and offering price per share ($163,490 ÷ 14,733 shares)(a)		$11.10
Class I:
Net Asset Value, offering price and redemption price per share ($783,342 ÷ 75,127 shares)		$10.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$5,650
Interest		48,836
Income from Fidelity Central Funds		184
Total income		54,670
Expenses
Management fee	$5,295
Transfer agent fees	1,490
Distribution and service plan fees	2,050
Accounting and security lending fees	314
Custodian fees and expenses	20
Independent trustees' fees and expenses	4
Registration fees	55
Audit	46
Legal	77
Miscellaneous	8
Total expenses before reductions	9,359
Expense reductions	(32)	9,327
Net investment income (loss)		45,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,043
Fidelity Central Funds	(4)
Total net realized gain (loss)		3,039
Change in net unrealized appreciation (depreciation) on: Investment securities	93,680
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		93,679
Net gain (loss)		96,718
Net increase (decrease) in net assets resulting from operations		$142,061

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,343	$93,756
Net realized gain (loss)	3,039	3,667
Change in net unrealized appreciation (depreciation)	93,679	14,257
Net increase (decrease) in net assets resulting from operations	142,061	111,680
Distributions to shareholders from net investment income	(46,057)	(90,997)
Total distributions	(46,057)	(90,997)
Share transactions - net increase (decrease)	(131,094)	(118,006)
Redemption fees	88	208
Total increase (decrease) in net assets	(35,002)	(97,115)
Net Assets
Beginning of period	1,920,188	2,017,303
End of period	$1,885,186	$1,920,188
Other Information
Undistributed net investment income end of period	$15,035	$15,749

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.43	$10.88	$10.73	$10.21	$9.59
Income from Investment Operations
Net investment income (loss)A	.258	.501	.498	.480	.569	.607
Net realized and unrealized gain (loss)	.552	.123	(.489)	.236	.558	.658
Total from investment operations	.810	.624	.009	.716	1.127	1.265
Distributions from net investment income	(.261)	(.485)	(.451)	(.449)	(.482)	(.647)
Distributions from net realized gain	–	–	(.010)	(.118)	(.127)	–
Total distributions	(.261)	(.485)	(.461)	(.567)	(.609)	(.647)
Redemption fees added to paid in capitalA	.001	.001	.002	.001	.002	.002
Net asset value, end of period	$11.12	$10.57	$10.43	$10.88	$10.73	$10.21
Total ReturnB,C,D	7.76%	6.30%	.06%	6.84%	11.39%	13.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.04%	1.02%	1.02%	1.02%	1.03%
Expenses net of fee waivers, if any	1.03%G	1.03%	1.02%	1.02%	1.02%	1.03%
Expenses net of all reductions	1.03%G	1.03%	1.02%	1.02%	1.02%	1.03%
Net investment income (loss)	4.80%G	4.94%	4.62%	4.42%	5.42%	6.18%
Supplemental Data
Net assets, end of period (in millions)	$537	$593	$636	$682	$698	$705
Portfolio turnover rateH	52%G	46%	42%	41%	66%	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.49	$10.93	$10.78	$10.26	$9.64
Income from Investment Operations
Net investment income (loss)A	.260	.505	.501	.484	.573	.610
Net realized and unrealized gain (loss)	.552	.123	(.479)	.233	.555	.656
Total from investment operations	.812	.628	.022	.717	1.128	1.266
Distributions from net investment income	(.263)	(.489)	(.454)	(.450)	(.483)	(.648)
Distributions from net realized gain	–	–	(.010)	(.118)	(.127)	–
Total distributions	(.263)	(.489)	(.464)	(.568)	(.610)	(.648)
Redemption fees added to paid in capitalA	.001	.001	.002	.001	.002	.002
Net asset value, end of period	$11.18	$10.63	$10.49	$10.93	$10.78	$10.26
Total ReturnB,C,D	7.73%	6.30%	.18%	6.81%	11.34%	13.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.03%	1.02%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02%G	1.03%	1.02%	1.01%	1.01%	1.02%
Expenses net of all reductions	1.02%G	1.03%	1.02%	1.01%	1.01%	1.02%
Net investment income (loss)	4.80%G	4.95%	4.63%	4.43%	5.43%	6.19%
Supplemental Data
Net assets, end of period (in millions)	$401	$409	$445	$504	$528	$547
Portfolio turnover rateH	52%G	46%	42%	41%	66%	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$10.41	$10.86	$10.71	$10.19	$9.58
Income from Investment Operations
Net investment income (loss)A	.217	.424	.415	.398	.489	.533
Net realized and unrealized gain (loss)	.552	.122	(.488)	.237	.560	.649
Total from investment operations	.769	.546	(.073)	.635	1.049	1.182
Distributions from net investment income	(.220)	(.407)	(.369)	(.368)	(.404)	(.574)
Distributions from net realized gain	–	–	(.010)	(.118)	(.127)	–
Total distributions	(.220)	(.407)	(.379)	(.486)	(.531)	(.574)
Redemption fees added to paid in capitalA	.001	.001	.002	.001	.002	.002
Net asset value, end of period	$11.10	$10.55	$10.41	$10.86	$10.71	$10.19
Total ReturnB,C,D	7.36%	5.51%	(.70)%	6.05%	10.58%	12.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%G	1.79%	1.78%	1.77%	1.77%	1.78%
Expenses net of fee waivers, if any	1.79%G	1.79%	1.78%	1.77%	1.77%	1.78%
Expenses net of all reductions	1.79%G	1.79%	1.78%	1.77%	1.77%	1.77%
Net investment income (loss)	4.03%G	4.18%	3.86%	3.67%	4.67%	5.44%
Supplemental Data
Net assets, end of period (in millions)	$163	$163	$171	$182	$183	$180
Portfolio turnover rateH	52%G	46%	42%	41%	66%	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$9.78	$10.20	$10.10	$9.65	$9.10
Income from Investment Operations
Net investment income (loss)A	.254	.493	.488	.474	.561	.598
Net realized and unrealized gain (loss)	.524	.113	(.455)	.216	.524	.623
Total from investment operations	.778	.606	.033	.690	1.085	1.221
Distributions from net investment income	(.258)	(.477)	(.445)	(.473)	(.510)	(.673)
Distributions from net realized gain	–	–	(.010)	(.118)	(.127)	–
Total distributions	(.258)	(.477)	(.455)	(.591)	(.637)	(.673)
Redemption fees added to paid in capitalA	–B	.001	.002	.001	.002	.002
Net asset value, end of period	$10.43	$9.91	$9.78	$10.20	$10.10	$9.65
Total ReturnC,D	7.94%	6.54%	.31%	7.02%	11.63%	14.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.80%	.80%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.78%G	.80%	.80%	.78%	.77%	.78%
Expenses net of all reductions	.78%G	.80%	.80%	.78%	.77%	.78%
Net investment income (loss)	5.04%G	5.17%	4.84%	4.66%	5.68%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$783	$755	$760	$658	$497	$495
Portfolio turnover rateH	52%G	46%	42%	41%	66%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$171,311
Gross unrealized depreciation	(88,988)
Net unrealized appreciation (depreciation) on securities	$82,323
Tax cost	$1,778,451

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(455,851)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $469,291 and $628,259, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$722	$4
Class M	-%	.25%	508	–(a)
Class C	.75%	.25%	820	66
			$2,050	$70

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18
Class M	5
Class C(a)	4
$27

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$452.16
Class M	304.15
Class C	136.17
Class I	598.16
	$1,490

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$14,001	$28,391
Class M	9,828	19,580
Class B	–	118
Class C	3,332	6,453
Class I	18,896	36,455
Total	$46,057	$90,997

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	4,392	9,360	$47,687	$94,401
Reinvestment of distributions	1,173	2,518	12,737	25,499
Shares redeemed	(13,400)	(16,751)	(147,019)	(168,555)
Net increase (decrease)	(7,835)	(4,873)	$(86,595)	$(48,655)
Class M
Shares sold	1,931	3,913	$21,101	$39,586
Reinvestment of distributions	827	1,744	9,037	17,764
Shares redeemed	(5,316)	(9,602)	(58,251)	(97,166)
Net increase (decrease)	(2,558)	(3,945)	$(28,113)	$(39,816)
Class B
Shares sold	–	19	$–	$187
Reinvestment of distributions	–	10	–	96
Shares redeemed	–	(540)	–	(5,385)
Net increase (decrease)	–	(511)	$–	$(5,102)
Class C
Shares sold	1,020	2,518	$11,028	$25,316
Reinvestment of distributions	261	522	2,831	5,276
Shares redeemed	(2,037)	(3,959)	(22,071)	(39,782)
Net increase (decrease)	(756)	(919)	$(8,212)	$(9,190)
Class I
Shares sold	17,460	23,291	$180,003	$220,365
Reinvestment of distributions	1,599	3,361	16,289	31,960
Shares redeemed	(20,055)	(28,260)	(204,466)	(267,568)
Net increase (decrease)	(996)	(1,608)	$(8,174)	$(15,243)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. A decision is pending in a trial intended to help determine the value of any remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.03%
Actual		$1,000.00	$1,077.60	$5.31
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class M	1.02%
Actual		$1,000.00	$1,077.30	$5.25
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class C	1.79%
Actual		$1,000.00	$1,073.60	$9.20
Hypothetical-C		$1,000.00	$1,015.92	$8.95
Class I	.78%
Actual		$1,000.00	$1,079.40	$4.02
Hypothetical-C		$1,000.00	$1,020.93	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

HY-SANN-0617
1.703458.119

Fidelity Advisor® Floating Rate High Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.0	2.3
Community Health Systems, Inc.	1.7	2.1
Laureate Education, Inc.	1.7	1.3
Charter Communication Operating LLC	1.6	0.6
Caesars Growth Properties Holdings, LLC	1.5	1.7
	8.5

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	11.3	10.8
Services	9.2	7.4
Telecommunications	8.9	7.1
Healthcare	8.2	10.4
Gaming	6.0	6.5

Quality Diversification (% of fund's net assets)

As of April 30, 2017
BBB	3.4%
BB	37.1%
B	41.0%
CCC,CC,C	4.8%
Not Rated	6.5%
Equities	0.3%
Short-Term Investments and Net Other Assets	6.9%

As of October 31, 2016
BBB	2.9%
BB	38.9%
B	40.1%
CCC,CC,C	6.0%
Not Rated	4.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Bank Loan Obligations	86.5%
Nonconvertible Bonds	6.3%
Common Stocks	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 10.0%

As of October 31, 2016*
Bank Loan Obligations	84.7%
Nonconvertible Bonds	7.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

 * Foreign investments - 7.9%

Investments April 30, 2017

Showing Percentage of Net Assets

Bank Loan Obligations - 86.5%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
DAE Aviation Holdings, Inc. term loan 7/7/22(b)	$6,250	$6,261
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (c)	4,556	4,591
TransDigm, Inc.:
Tranche C, term loan 4.1188% 2/28/20 (c)	61,318	61,441
Tranche F, term loan 3.9928% 6/9/23 (c)	29,775	29,734

TOTAL AEROSPACE		102,027

Automotive & Auto Parts - 0.7%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (c)	9,045	9,102
Tranche 2LN, term loan:
3% 2/1/24 (c)(d)	905	910
8.25% 2/1/25 (c)	2,710	2,757
Chrysler Group LLC term loan 2.99% 12/31/18 (c)	7,147	7,167
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (c)	16,454	15,412
Tranche 2LN, term loan 10.1468% 11/27/21 (c)	24,370	19,009
The Gates Corp. Tranche B 1LN, term loan 4.4076% 3/31/24 (c)	13,335	13,395
UOS LLC term loan 6.5333% 4/18/23 (c)	8,670	8,800

TOTAL AUTOMOTIVE & AUTO PARTS		76,552

Broadcasting - 1.6%
CBS Radio, Inc.:
term loan 4.5% 10/17/23 (c)	18,966	19,093
Tranche B 1LN, term loan 3/2/24 (b)	12,500	12,583
Clear Channel Communications, Inc. Tranche D, term loan 7.7428% 1/30/19 (c)	64,710	55,049
Entercom Radio, LLC Tranche B, term loan 4.55% 11/1/23 (c)	5,725	5,758
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (c)	19,752	19,937
Nielsen Finance LLC Tranche B 4LN, term loan 2.99% 10/4/23 (c)	11,940	11,985
Univision Communications, Inc. Tranche C 5LN, term loan 3.75% 3/15/24 (c)	41,207	40,917

TOTAL BROADCASTING		165,322

Building Materials - 0.3%
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (c)	8,209	8,265
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.1468% 7/1/22 (c)	17,639	17,815
Unifrax I LLC Tranche B, term loan 4.8996% 4/4/24 (c)	8,505	8,519

TOTAL BUILDING MATERIALS		34,599

Cable/Satellite TV - 3.0%
Altice U.S. Finance SA Tranche B, term loan 7/28/25 (b)	30,424	30,392
Cable One, Inc. Tranche B, term loan 4/12/24 (b)	7,970	8,020
Charter Communication Operating LLC:
term loan:
2.99% 7/1/20 (c)	47,483	47,720
2.99% 1/3/21 (c)	75,200	75,511
Tranche I, term loan 3.2322% 1/15/24 (c)	55,788	56,053
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.6584% 1/7/22 (c)	27,125	27,066
Virgin Media Bristol LLC Tranche 1LN, term loan 3.7439% 1/31/25 (c)	35,000	35,123
WideOpenWest Finance LLC Tranche B, term loan 4.554% 8/19/23 (c)	22,000	22,113
Zayo Group LLC Tranche B 1LN, term loan 3.5% 1/19/24 (c)	16,473	16,577

TOTAL CABLE/SATELLITE TV		318,575

Capital Goods - 0.6%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (c)	30,308	30,489
SRAM LLC. Tranche B, term loan 4.536% 3/15/24 (c)	13,912	13,878
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (c)	6,468	6,521
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10.1468% 12/20/24 (c)	3,000	2,972
Tranche B 1LN, term loan 5.6468% 12/20/23 (c)	12,968	13,038

TOTAL CAPITAL GOODS		66,898

Chemicals - 1.4%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (c)	10,239	10,252
Kraton Polymers LLC term loan 5% 1/6/22 (c)	19,425	19,694
MacDermid, Inc.:
Tranche B 5LN, term loan 4.5% 6/7/20 (c)	13,073	13,132
Tranche B 6LN, term loan 4% 6/7/23 (c)	25,576	25,671
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.3968% 6/19/22 (c)	13,790	13,898
Tranche B 2LN, term loan 8.6468% 6/19/23 (c)	1,175	1,176
The Chemours Co. LLC Tranche B, term loan 3.49% 5/12/22 (c)	21,503	21,651
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	16,480	16,599
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.6468% 3/19/20 (c)	11,585	11,641
Univar, Inc. term loan 3.7428% 7/1/22 (c)	13,933	13,968

TOTAL CHEMICALS		147,682

Consumer Products - 1.0%
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (c)	18,047	16,883
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)	6,000	6,030
Prestige Brands, Inc. term loan 3.7428% 1/26/24 (c)	15,402	15,540
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.3392% 4/2/20 (c)	51,009	48,379
Wilsonart LLC Tranche B, term loan 4.65% 12/19/23 (c)	20,449	20,568

TOTAL CONSUMER PRODUCTS		107,400

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (c)	3,280	3,325
Tranche B 1LN, term loan 4.25% 2/1/24 (c)	16,590	16,562

TOTAL CONSUMER SERVICES		19,887

Containers - 1.7%
Berry Plastics Corp.:
term loan:
3.5068% 10/1/22 (c)	21,378	21,512
3.5244% 1/19/23 (c)	10,000	10,053
Tranche K, term loan 3.2394% 2/8/20 (c)	64,000	64,357
Tranche L, term loan 3.2394% 1/6/21 (c)	8,592	8,637
BWAY Holding Co. Tranche B, term loan 4.2328% 4/3/24 (c)	8,250	8,195
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)	27,503	27,503
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (c)	11,969	12,066
Reynolds Group Holdings, Inc. Tranche B, term loan 3.9928% 2/5/23 (c)	26,845	26,978
Signode Packaging Systems, Inc. Tranche B, term loan 3.8138% 5/1/21 (c)	7,053	7,080

TOTAL CONTAINERS		186,381

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 4.1496% 4/4/24 (c)	26,240	26,455
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (c)	11,940	11,992
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7428% 3/20/22 (c)	70,000	71,019
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 3/30/24 (c)	18,750	18,661
Delos Finance SARL term loan 3.3968% 10/6/23 (c)	33,095	33,476
Fly Funding II SARL:
Tranche B, term loan 2/9/23 (b)	10,000	10,003
Tranche B, term loan 3.79% 2/9/22 (c)	12,642	12,646
Flying Fortress Holdings, Inc. Tranche B, term loan 3.3968% 10/30/22 (c)	67,865	68,422
HarbourVest Partners LLC Tranche B, term loan 3.6551% 2/4/21 (c)	10,864	10,891
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.8696% 9/11/21 (c)	24,500	24,082
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)	20,894	21,234
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (c)	3,760	3,773
TransUnion LLC Tranche B 2LN, term loan 3.4928% 4/9/23 (c)	37,168	37,466
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (c)	19,278	19,380

TOTAL DIVERSIFIED FINANCIAL SERVICES		369,500

Energy - 3.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)	8,511	8,511
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 4/20/23 (b)	20,000	19,900
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	19,330	21,239
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)	15,000	16,195
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (c)	3,000	2,880
Citgo Holding, Inc. Tranche B, term loan 9.6468% 5/12/18 (c)	13,577	13,734
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (c)	24,944	24,679
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (c)	17,765	17,676
Tranche C, term loan 5.43% 3/14/21 (c)	1,756	1,747
Energy Transfer Equity LP Tranche B, term loan 3.7328% 2/2/24 (c)	10,000	10,021
ExGen Renewables I, LLC Tranche B term loan 5.41% 2/6/21 (c)	11,345	11,388
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)	49,931	35,951
Foresight Energy LLC Tranche B 1LN, term loan 6.75% 3/28/22 (c)	15,250	14,721
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (c)	13,555	11,759
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (c)	11,000	10,890
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (c)	46,268	46,152
International Seaways, Inc. Tranche B, term loan 5.79% 8/5/19 (c)	23,620	23,547
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (c)	7,806	7,689
Overseas Shipholding Group, Inc. Tranche B, term loan 5.29% 8/5/19 (c)	12,565	12,282
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (c)	13,738	6,320
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)	10,863	9,052
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (c)	43,397	29,184
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)	7,364	7,373

TOTAL ENERGY		362,890

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.7422% 12/15/23 (c)	7,671	7,701
AMC Entertainment, Inc. Tranche B, term loan 3.7439% 12/15/22 (c)	4,975	4,996
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.1468% 7/8/22 (c)	11,395	11,480
Tranche B 2LN, term loan 9.3968% 7/8/23 (c)	5,305	5,265
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.632% 5/17/21 (c)	11,172	11,242
Lions Gate Entertainment Corp. term loan 3.9822% 12/8/23 (c)	18,400	18,492

TOTAL ENTERTAINMENT/FILM		59,176

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.142% 12/18/20 (c)	18,578	18,640
WTG Holdings III Corp. Tranche B 1LN, term loan 4.8968% 1/15/21 (c)	13,776	13,845

TOTAL ENVIRONMENTAL		32,485

Food & Drug Retail - 3.2%
Albertson's LLC:
term loan 4.3023% 6/22/23 (c)	32,594	32,730
Tranche B 4LN, term loan 3.9928% 8/25/21 (c)	179,987	180,569
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (c)	3,960	3,968
JBS USA Lux SA Tranche B, term loan 3.4828% 10/30/22 (c)	25,500	25,605
Pizza Hut Holdings LLC Tranche B, term loan 2.9939% 6/16/23 (c)	24,875	24,999
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (b)	25,723	25,804
3.1529% 3/27/23 (c)	23,042	23,114
Smart & Final, Inc. Tranche B, term loan 4.582% 11/15/22 (c)	19,845	19,382

TOTAL FOOD & DRUG RETAIL		336,171

Food/Beverage/Tobacco - 0.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.25% 3/20/24 (c)	6,345	6,420
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)	22,615	22,954
Pinnacle Foods Finance LLC Tranche B, term loan 2.9828% 2/3/24 (c)	9,975	10,031
Shearer's Foods, Inc. Tranche 2LN, term loan 7.8968% 6/30/22 (c)	2,000	1,960
U.S. Foods, Inc. Tranche B, term loan 3.7428% 6/27/23 (c)	27,046	27,280

TOTAL FOOD/BEVERAGE/TOBACCO		68,645

Gaming - 5.8%
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (c)	25,707	25,908
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4456% 9/15/23 (c)	23,980	24,072
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	100,567	100,756
Caesars Growth Properties Holdings, LLC term loan 4% 5/8/21(c)	160,302	161,103
Eldorado Resorts, Inc. Tranche B, term loan 5.25% 4/17/24 (c)	32,120	32,040
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)	34,156	34,625
4.5% 11/21/19 (c)	14,638	14,839
Las Vegas Sands LLC Tranche B, term loan 2.98% 3/29/24 (c)	25,990	26,011
MGM Mirage, Inc. Tranche A, term loan 3.4822% 4/25/21 (c)	14,225	14,216
Mohegan Tribal Gaming Authority Tranche B, term loan 5% 10/14/23 (c)	14,963	15,050
Penn National Gaming, Inc. Tranche B, term loan 3.5244% 1/19/24 (c)	5,260	5,289
Scientific Games Corp. Tranche B 3LN, term loan 4.9939% 10/1/21 (c)	98,331	99,760
Station Casinos LLC Tranche B, term loan 3.5% 6/8/23 (c)	54,741	54,691
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)	13,308	13,324

TOTAL GAMING		621,684

Healthcare - 7.4%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)	13,062	13,122
Cologix Holdings, Inc. Tranche B 1LN, term loan 3/20/24 (b)	4,500	4,500
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (c)	64,453	64,186
Tranche H, term loan 4.0477% 1/27/21 (c)	107,285	106,569
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.7428% 6/24/21 (c)	46,863	47,308
Envision Healthcare Corp. Tranche B, term loan 4.15% 12/1/23 (c)	29,925	30,202
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.2428% 2/15/24 (c)	19,950	20,138
Tranche B 9LN, term loan 2.9928% 3/18/23 (c)	60,081	60,276
HLF Financing U.S. LLC Tranche B, term loan 6.4928% 2/15/23 (c)	13,600	13,593
IMS Health, Inc. Tranche B, term loan 3/7/24 (b)	9,975	10,069
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)	20,948	21,055
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.406% 4/20/24 (c)	14,000	14,025
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (c)	4,949	4,965
Milk Specialties Co. Tranche B, term loan 5.1468% 8/16/23 (c)	12,104	12,203
MPH Acquisition Holdings LLC Tranche B, term loan 4.8968% 6/7/23 (c)	18,242	18,473
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)	3,465	3,471
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)	72,277	71,886
Precyse Acquisition Corp. Tranche B, term loan 5.5% 10/20/22 (c)	9,925	10,024
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (c)	5,000	5,088
Tranche B 1LN, term loan 4.25% 10/21/23 (c)	15,461	15,461
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (c)	3,990	4,010
Select Medical Corp. Tranche B, term loan 4.6497% 3/6/24 (c)	10,000	10,113
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.1468% 12/31/23 (c)	5,000	4,538
Tranche B 1LN, term loan 5.3968% 12/31/22 (c)	65,809	62,354
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.74% 4/1/22 (c)	129,803	130,547
Vizient, Inc. term loan 5% 2/11/23 (c)	26,396	26,478

TOTAL HEALTHCARE		784,654

Homebuilders/Real Estate - 1.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)	17,156	17,317
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (c)	35,842	35,707
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (c)	27,039	27,137
Lightstone Holdco LLC:
Tranche B, term loan 5.5% 1/30/24 (c)	17,241	17,319
Tranche C, term loan 5.5% 1/30/24 (c)	1,064	1,068
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.4822% 4/25/23 (c)	30,032	30,086
Realogy Group LLC term loan 3.2422% 7/20/22 (c)	42,744	43,065

TOTAL HOMEBUILDERS/REAL ESTATE		171,699

Hotels - 1.9%
ESH Hospitality, Inc. Tranche B, term loan 3.4928% 8/30/23 (c)	16,915	16,993
Four Seasons Holdings, Inc. Tranche B, term loan 4.1468% 11/30/23 (c)	58,354	58,989
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 2.9906% 10/25/23 (c)	71,239	71,822
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)	19,349	19,499
Playa Resorts Holding BV Tranche B, term loan 4/7/24 (b)	26,500	26,524
Ryman Hospitality Properties, Inc. Tranche B, term loan 4/18/24 (b)	10,000	10,025

TOTAL HOTELS		203,852

Insurance - 2.4%
Acrisure LLC Tranche B 1LN, term loan 5.8968% 11/22/23 (c)	28,000	28,070
Alliant Holdings Intermediate LLC Tranche B, term loan 4.3873% 8/14/22 (c)	27,368	27,435
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (c)	1,925	1,959
Tranche B 1LN, term loan 3.75% 1/25/24 (c)	13,965	13,951
Asurion LLC:
term loan 4.25% 8/4/22 (c)	38,258	38,490
Tranche B 2LN, term loan:
4.2428% 7/8/20 (c)	12,335	12,414
8.5% 3/3/21 (c)	28,303	28,715
Tranche B 5LN, term loan:
11/3/23 (b)	4,000	4,030
4.75% 11/3/23 (c)	17,484	17,615
HUB International Ltd. Tranche B 1LN, term loan 4.034% 10/2/20 (c)	25,243	25,362
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)	15,960	16,578
USI, Inc. term loan 4/5/24 (b)	30,110	29,978
VF Holdings Corp. term loan 4.25% 6/30/23 (c)	14,925	14,965

TOTAL INSURANCE		259,562

Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.8968% 5/30/21 (c)	26,443	26,300
Cedar Fair LP Tranche B, term loan 3.2422% 4/13/24 (c)	3,320	3,343
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (c)	9,644	9,693
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (c)	61,400	61,461
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (c)	7,325	7,417
Tranche B 1LN, term loan 4.25% 3/8/24 (c)	19,995	20,137
Fitness International LLC Tranche B, term loan 5.3968% 7/1/20 (c)	9,512	9,635
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (c)	31,767	31,824
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.1468% 3/31/24 (c)	5,000	4,988
SMG Tranche B 1LN, term loan 4.8137% 2/27/20 (c)	1,699	1,703

TOTAL LEISURE		176,501

Metals/Mining - 1.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.8968% 5/20/21 (c)	8,648	8,648
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	5,026	5,059
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (c)	89,589	85,433
Peabody Energy Corp. term loan 5.5% 3/31/22 (c)	30,405	30,481
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	32,780	0

TOTAL METALS/MINING		129,621

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (c)	27,405	27,705
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (c)	30,870	31,005

TOTAL PAPER		58,710

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)	56,488	54,269
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)	51,654	45,627
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.1468% 12/31/21 (c)	13,332	13,365
Tranche B 6LN, term loan 6.6468% 2/9/22 (c)	19,528	19,552
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)	31,120	28,650
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (c)	4,837	4,862
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)	54,470	53,915
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (c)	16,314	16,287
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.25% 1/19/23 (c)	20,050	20,401
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (c)	6,894	6,989
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (c)	26,585	26,602

TOTAL PUBLISHING/PRINTING		290,519

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (c)	33,894	33,903
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)	29,314	29,116
Landry's Acquisition Co. Tranche B 1LN, term loan 3.7325% 10/4/23 (c)	51,360	51,406
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)	18,208	18,299

TOTAL RESTAURANTS		132,724

Services - 8.9%
Abacus Innovations Corp. Tranche B, term loan 3.25% 8/16/23 (c)	13,912	14,030
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)	55,216	51,328
Almonde, Inc.:
Tranche 2LN, term loan 5/3/25 (b)	11,675	11,899
Tranche B 1LN, term loan 5/3/24 (b)	54,090	54,310
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (c)	32,175	32,426
Tranche 2LN, term loan 9.27% 10/19/24 (c)	8,500	8,691
Aramark Services, Inc. Tranche B, term loan 2.9928% 3/28/24 (c)	40,000	40,312
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.9172% 11/26/20 (c)	35,126	35,214
Bright Horizons Family Solutions Tranche B, term loan 3.7428% 11/7/23 (c)	9,887	9,962
Cactus Wellhead LLC Tranche B, term loan 7.1468% 7/31/20 (c)	21,878	20,784
Coinmach Service Corp. Tranche B, term loan 4.2689% 11/14/19 (c)	42,494	42,529
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (c)	11,970	12,110
Garda World Security Corp.:
term loan 4.0052% 11/8/20 (c)	11,751	11,740
Tranche B 1LN, term loan 4.005% 11/8/20 (c)	9,456	9,447
Tranche DD, term loan 4.0052% 11/8/20 (c)	1,522	1,520
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9128% 3/1/23 (c)	9,820	9,863
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (c)	16,043	16,163
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)	19,374	18,898
Tranche 2LN, term loan 7.5% 7/25/22 (c)	6,895	6,561
KUEHG Corp. Tranche B 1LN, term loan 4.9165% 8/13/22	21,259	21,344
Laureate Education, Inc. Tranche B 1LN, term loan 4/26/24(b)	183,545	183,159
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	62,398	62,437
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (c)	34,311	34,311
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (c)	2,500	2,541
Tranche B 1LN, term loan 5.25% 9/27/23 (c)	6,965	6,980
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (c)	92,284	93,192
SAI Global GP Tranche B, term loan 5.6634% 12/8/23 (c)	13,716	13,887
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (c)	6,226	6,253
SESAC Holdco II LLC Tranche B 1LN, term loan 4.2591% 2/23/24 (c)	9,115	9,111
The GEO Group, Inc. Tranche B, term loan 3.2% 3/23/24 (c)	11,565	11,565
The ServiceMaster Co. Tranche B, term loan 3.4822% 11/8/23 (c)	25,933	26,208
Thomson Reuters IP&S Tranche B 1LN, term loan 4.5% 10/3/23 (c)	26,830	26,951
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (c)	8,406	8,417
Xerox Business Services LLC:
term loan 3.2428% 12/7/21 (c)	11,364	11,250
Tranche B, term loan 4.9856% 12/7/23 (c)	21,022	21,373

TOTAL SERVICES		946,766

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.9062% 6/14/21 (c)	20,472	20,696
Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 5.0555% 7/2/22 (c)	30,502	20,970
Bass Pro Group LLC:
term loan 5.8968% 6/9/18 (c)	16,871	16,955
Tranche B, term loan 4.2394% 6/5/20 (c)	24,871	24,820
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (c)	110,760	107,776
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)	14,000	14,020
Tranche B 1LN, term loan 4.75% 2/3/24 (c)	48,325	48,104
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	9,532	8,066
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.2428% 8/19/23 (c)	22,828	22,756
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)	78,246	78,100
Party City Holdings, Inc. term loan 4.1696% 8/19/22 (c)	28,429	28,397
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (c)	37,206	33,613
PetSmart, Inc. term loan 4.02% 3/11/22 (c)	59,801	54,711
Sears Holdings Corp. Tranche ABL, term loan 5.4997% 6/30/18 (c)	27,678	27,220
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	4,555	273

TOTAL SUPER RETAIL		485,781

Technology - 10.8%
Applied Systems, Inc. Tranche B 1LN, term loan 4.3968% 1/23/21 (c)	7,294	7,344
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (c)	2,500	2,494
Tranche B 1LN, term loan 6.04% 12/20/22 (c)	13,055	13,259
Bright Bidco BV Tranche B, term loan 3/17/24 (b)	16,000	16,180
Cavium, Inc. Tranche B 1LN, term loan 3.2383% 8/16/22 (c)	11,200	11,214
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5011% 9/15/20 (c)	24,059	24,014
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3.15% 8/17/23 (c)	31,386	31,575
Compuware Corp.:
term loan 9.25% 12/15/22 (c)	17,829	17,874
Tranche B 3LN, term loan 5.25% 12/15/21 (c)	44,236	44,402
Datapipe, Inc. Tranche B 1LN, term loan 5.79% 3/15/19 (c)	10,608	10,626
Dell International LLC:
Tranche A 1LN, term loan 3% 12/31/18 (c)	6,205	6,209
Tranche B, term loan 3.5% 9/7/23 (c)	35,323	35,447
EIG Investors Corp.:
Tranche 1LN, term loan 6.5323% 11/9/19 (c)	986	989
Tranche B 1LN, term loan 6.0418% 2/9/23 (c)	44,875	45,174
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (c)	14,963	15,025
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)	29,388	29,342
First Data Corp.:
Tranche B 1LN, term loan 3.4911% 4/26/24 (c)	12,000	12,000
Tranche B, term loan 3.9883% 7/10/22 (c)	79,301	79,717
Gartner, Inc. Tranche B, term loan 2.9928% 4/5/24 (c)	10,000	10,069
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (c)	40,818	41,114
Global Payments, Inc. Tranche B, term loan 3.4928% 4/22/23 (c)	19,892	19,957
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (c)	26,500	26,603
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (c)	22,344	22,292
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (c)	7,500	7,477
Tranche B 1LN, term loan 5.25% 1/18/24 (c)	21,160	21,365
Inmar, Inc.:
Tranche 2LN, term loan 4/16/25 (b)	2,280	2,246
Tranche B 1LN, term loan 4/16/24 (b)	7,985	7,930
Kronos, Inc. term loan:
5.034% 11/1/23 (c)	39,900	40,020
9.284% 11/1/24 (c)	30,000	31,215
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)	29,865	30,008
10% 1/20/25 (c)	5,000	4,960
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)	4,875	4,826
Tranche B 3LN, term loan 4.5% 10/16/22 (c)	10,758	10,799
MA FinanceCo. LLC:
term loan 4/18/24 (b)	38,439	38,547
Tranche B 3LN, term loan 4/18/24 (b)	6,061	6,078
Microsemi Corp. Tranche B, term loan 3.2411% 1/15/23 (c)	10,319	10,359
Rackspace Hosting, Inc. term loan 4.5346% 11/3/23 (c)	45,631	45,945
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (c)	19,508	19,594
Tranche 2LN, term loan 8.1468% 4/9/22 (c)	19,080	18,969
Sabre GLBL, Inc. Tranche B, term loan 3.7428% 2/22/24 (c)	13,835	13,968
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (c)	10,421	10,471
Solera LLC Tranche B, term loan 4.25% 3/3/23 (c)	32,808	33,031
Sophia L.P. term loan 4.3968% 9/30/22 (c)	26,564	26,517
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.2428% 7/8/22 (c)	16,249	16,360
Tranche B 2LN, term loan 3.2428% 7/8/22 (c)	1,349	1,359
Sybil Software LLC. Tranche B, term loan 4.3968% 9/30/23 (c)	37,207	37,549
Syniverse Holdings, Inc. Tranche B, term loan:
4.1468% 4/23/19 (c)	16,107	14,778
4.1718% 4/23/19 (c)	9,368	8,563
Tempo Acquisition LLC Tranche B, term loan 4/20/24 (b)	41,890	41,859
TIBCO Software, Inc. Tranche 1LN, term loan 5.5% 12/5/20 (c)	8,063	8,134
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)	27,446	27,926
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)	30,348	30,253
Vantiv LLC Tranche B, term loan 3.49% 10/14/23 (c)	12,784	12,876
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (c)	29,856	29,682
WEX, Inc. Tranche B, term loan 4.4928% 7/1/23 (c)	18,395	18,573

TOTAL TECHNOLOGY		1,155,157

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan 3.908% 6/22/25(c)	11,000	10,992
Blucora, Inc. Tranche B, term loan 4/20/24 (b)	5,500	5,500
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (b)	20,500	20,603
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.6468% 3/31/19 (c)	31,560	31,166
DigitalGlobe, Inc. Tranche B, term loan 3.7428% 1/15/24 (c)	11,192	11,234
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (c)	17,995	18,186
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)	9,890	9,923
Frontier Communications Corp. Tranche A, term loan 3.75% 3/31/21 (c)	2,468	2,396
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (c)	7,002	7,068
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (c)	126,675	124,904
Level 3 Financing, Inc. Tranche B, term loan 3.2411% 2/22/24 (c)	79,500	79,727
LTS Buyer LLC Tranche B 1LN, term loan 4.3968% 4/11/20 (c)	50,149	50,284
Neptune Finco Corp.:
Tranche B, term loan 3.2439% 7/17/25 (c)	25,038	25,016
Tranche DD 1LN, term loan 3.2439% 7/17/25 (c)	1,243	1,240
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (b)	5,460	5,508
Tranche B1 1LN, term loan 8/31/19 (b)	4,000	4,068
Tranche B2 1LN, term loan 2/29/24 (b)	18,995	19,240
Onvoy LLC Tranche B 1LN, term loan 5.6468% 2/10/24 (c)	20,065	20,065
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (c)	18,417	18,572
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (c)	28,429	28,636
Sable International Finance Ltd. Tranche B 1LN, term loan 5.7322% 12/31/22 (c)	13,895	13,958
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (c)	31,146	31,326
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)	7,775	7,752
Tranche B 1LN, term loan 4.75% 4/30/20 (c)	38,553	38,469
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.3968% 4/30/20 (c)	4,497	4,487
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (c)	34,500	34,318
Sprint Communications, Inc. Tranche B, term loan 3.5% 2/3/24 (c)	79,960	80,010
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)	7,759	7,818
Telenet Financing USD LLC Tranche B, term loan 3.9655% 1/31/25 (c)	10,500	10,515
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (c)	53,065	53,436
Windstream Services LLC Tranche B 7LN, term loan 4.25% 2/17/24 (c)	14,733	14,715
Xplornet Communications, Inc. Tranche B, term loan 7.1468% 9/9/21 (c)	2,985	3,011

TOTAL TELECOMMUNICATIONS		794,143

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.1161% 6/15/23 (c)	8,783	8,860
Transportation Ex Air/Rail - 0.2%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)	17,358	15,753
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/14/20 (c)	9,600	9,504

TOTAL TRANSPORTATION EX AIR/RAIL		25,257

Utilities - 4.7%
APLP Holdings LP Tranche B, term loan 5.9928% 4/13/23 (c)	21,960	22,015
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3.24% 5/3/20 (c)	50,866	50,882
Tranche B 2LN, term loan 3.49% 1/31/22 (c)	7,027	7,025
Calpine Corp.:
Tranche B 5LN, term loan 3.9% 1/15/24 (c)	32,128	32,211
Tranche B, term loan 2.75% 11/30/17 (c)	11,273	11,296
Cortes NP Acquisition Corp. Tranche B, term loan 5.0302% 11/30/23 (c)	21,930	22,058
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24 (c)	56,000	55,956
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (c)	84,714	85,122
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	12,733	12,737
Exgen Texas Power LLC Tranche B, term loan 5.8968% 9/18/21 (c)	26,316	14,158
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (c)	28,950	28,823
InterGen NV Tranche B, term loan 5.65% 6/13/20 (c)	32,645	32,523
Limetree Bay Terminals LLC term loan 6.04% 2/15/24 (c)	21,040	21,277
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (c)	17,796	16,728
Southcross Energy Partners LP Tranche B, term loan 5.3968% 8/4/21 (c)	5,740	5,072
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,736	2,421
Tex Operations Co. LLC:
Tranche B, term loan 3.7526% 8/4/23 (c)	41,019	40,929
Tranche C, term loan 3.7428% 8/4/23 (c)	9,379	9,358
USIC Holdings, Inc. Tranche 1LN, term loan 5.1699% 12/9/23 (c)	5,985	6,022
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.2537% 12/14/23 (c)	22,693	22,764

TOTAL UTILITIES		499,377

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,228,085)		9,219,753

Nonconvertible Bonds - 6.3%
Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Univision Communications, Inc. 6.75% 9/15/22 (f)	5,368	5,623

TOTAL BROADCASTING		12,355

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.9084% 10/15/18 (c)(f)	10,000	10,407
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,748
5.25% 3/15/21	13,070	13,462
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	7,507	7,737
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,795

TOTAL CABLE/SATELLITE TV		40,742

Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	5,000	5,131
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (f)	15,000	15,288
4.289% 5/15/21 (c)(f)	7,000	7,149
6% 2/15/25 (f)	10,000	10,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (c)(f)	11,130	11,380
5.75% 10/15/20	33,325	34,325

TOTAL CONTAINERS		78,480

Diversified Financial Services - 0.5%
CIT Group, Inc. 5% 5/15/18 (f)	7,000	7,041
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	15,000	15,188
6.25% 2/1/22 (f)	5,200	5,408
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,129
6.25% 5/15/19	10,000	10,779
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	10,000	10,925

TOTAL DIVERSIFIED FINANCIAL SERVICES		56,470

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	7,000	7,822
Chesapeake Energy Corp. 8% 12/15/22 (f)	17,832	18,790
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	10,000	10,200
Peabody Securities Finance Corp. 6% 3/31/22 (f)	3,335	3,402
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,629
Western Refining, Inc. 6.25% 4/1/21	5,305	5,477

TOTAL ENERGY		50,320

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,281
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (f)	4,000	4,055
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (f)	5,000	5,113
MCE Finance Ltd. 5% 2/15/21 (f)	10,000	10,219
Scientific Games Corp. 7% 1/1/22 (f)	7,800	8,351

TOTAL GAMING		23,683

Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	14,175	14,423
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,534
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,531
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	3,570	3,659
Tenet Healthcare Corp.:
4.6312% 6/15/20 (c)	17,895	17,984
4.75% 6/1/20	8,680	8,810
7.5% 1/1/22 (f)	5,085	5,441

TOTAL HEALTHCARE		84,382

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,800
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	6,860	7,177
7.25% 11/30/21 (f)	10,000	10,720

TOTAL LEISURE		17,897

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,856
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	9,850	8,028
Services - 0.3%
APX Group, Inc.:
7.875% 12/1/22 (f)	5,000	5,450
7.875% 12/1/22	8,975	9,783
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.8046% 12/1/17 (c)	14,410	14,417

TOTAL SERVICES		29,650

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	6,385	6,449
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	10,770	11,012
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	6,199	6,341
4.42% 6/15/21 (f)	16,685	17,512
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (f)	16,440	17,200
5.75% 3/15/23 (f)	5,000	5,275

TOTAL TECHNOLOGY		57,340

Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)	7,240	7,593
7.5% 5/15/26 (f)	19,200	20,736
Columbus International, Inc. 7.375% 3/30/21 (f)	14,535	15,643
Intelsat Jackson Holdings SA 8% 2/15/24 (f)	14,100	15,158
Level 3 Financing, Inc. 4.7621% 1/15/18 (c)	15,000	15,038
SFR Group SA:
6% 5/15/22 (f)	2,550	2,658
6.25% 5/15/24 (f)	10,905	11,287
7.375% 5/1/26 (f)	18,755	19,716
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,330
6.9% 5/1/19	5,000	5,344
Sprint Communications, Inc.:
6% 11/15/22	30,000	31,256
9% 11/15/18 (f)	3,000	3,281

TOTAL TELECOMMUNICATIONS		152,040

Utilities - 0.1%
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,060
The AES Corp. 4.0546% 6/1/19 (c)	1,433	1,434

TOTAL UTILITIES		5,494

TOTAL NONCONVERTIBLE BONDS
(Cost $661,548)		674,860
	Shares	Value (000s)

Common Stocks - 0.3%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)	28,882	8
ION Media Networks, Inc.	2,842	1,455

TOTAL BROADCASTING		1,463

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	20,846
Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (g)	45,793	641
Metals/Mining - 0.1%
Warrior Met Coal, Inc. (g)	496,683	8,082
Paper - 0.0%
White Birch Cayman Holdings Ltd. (g)	12,570	0
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	34,287	585
Utilities - 0.0%
Calpine Corp. (g)	20,715	211
Southcross Holdings Borrower LP	2,927	1,365

TOTAL UTILITIES		1,576

TOTAL COMMON STOCKS
(Cost $85,130)		33,193

Money Market Funds - 11.5%
Fidelity Cash Central Fund, 0.85% (h)
(Cost $1,223,646)	1,223,570,804	1,223,816
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $11,198,409)		11,151,622
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(495,226)
NET ASSETS - 100%		$10,656,396

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) The coupon rate will be determined upon settlement of the loan after period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $905,000 and $910,000, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,044,000 or 3.3% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,589
Total	$3,589

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,463	$8	$--	$1,455
Energy	8,082	--	8,082	--
Materials	20,846	20,846	--	--
Real Estate	641	--	641	--
Telecommunication Services	585	585	--	--
Utilities	1,576	211	--	1,365
Bank Loan Obligations	9,219,753	--	9,166,680	53,073
Corporate Bonds	674,860	--	674,860	--
Money Market Funds	1,223,816	1,223,816	--	--
Total Investments in Securities:	$11,151,622	$1,245,466	$9,850,263	$55,893

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Luxembourg	4.4%
Canada	1.4%
Netherlands	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,974,763)	$9,927,806
Fidelity Central Funds (cost $1,223,646)	1,223,816
Total Investments (cost $11,198,409)		$11,151,622
Cash		92,928
Receivable for investments sold
Regular delivery		173,620
Delayed delivery		2,247
Receivable for fund shares sold		11,734
Dividends receivable		1,764
Interest receivable		51,487
Distributions receivable from Fidelity Central Funds		819
Prepaid expenses		6
Total assets		11,486,227
Liabilities
Payable for investments purchased	$805,624
Payable for fund shares redeemed	11,195
Distributions payable	6,046
Accrued management fee	4,938
Distribution and service plan fees payable	644
Other affiliated payables	1,287
Other payables and accrued expenses	97
Total liabilities		829,831
Net Assets		$10,656,396
Net Assets consist of:
Paid in capital		$11,033,422
Undistributed net investment income		33,821
Accumulated undistributed net realized gain (loss) on investments		(364,060)
Net unrealized appreciation (depreciation) on investments		(46,787)
Net Assets		$10,656,396
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($628,832 ÷ 65,026 shares)		$9.67
Maximum offering price per share (100/97.25 of $9.67)		$9.94
Class M:
Net Asset Value and redemption price per share ($146,872 ÷ 15,210 shares)		$9.66
Maximum offering price per share (100/97.25 of $9.66)		$9.93
Class C:
Net Asset Value and offering price per share ($576,089 ÷ 59,585 shares)(a)		$9.67
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($7,185,632 ÷ 744,051 shares)		$9.66
Class I:
Net Asset Value, offering price and redemption price per share ($2,118,971 ÷ 219,589 shares)		$9.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017
Investment Income
Dividends		$2,942
Interest		230,638
Income from Fidelity Central Funds		3,589
Total income		237,169
Expenses
Management fee	$28,286
Transfer agent fees	6,694
Distribution and service plan fees	4,011
Accounting fees and expenses	788
Custodian fees and expenses	48
Independent trustees' fees and expenses	20
Registration fees	194
Audit	92
Legal	34
Miscellaneous	36
Total expenses before reductions	40,203
Expense reductions	(76)	40,127
Net investment income (loss)		197,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,195
Fidelity Central Funds	1
Total net realized gain (loss)		18,196
Change in net unrealized appreciation (depreciation) on investment securities		50,010
Net gain (loss)		68,206
Net increase (decrease) in net assets resulting from operations		$265,248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$197,042	$349,986
Net realized gain (loss)	18,196	(225,620)
Change in net unrealized appreciation (depreciation)	50,010	386,147
Net increase (decrease) in net assets resulting from operations	265,248	510,513
Distributions to shareholders from net investment income	(190,918)	(383,140)
Share transactions - net increase (decrease)	1,243,239	(1,573,710)
Redemption fees	251	413
Total increase (decrease) in net assets	1,317,820	(1,445,924)
Net Assets
Beginning of period	9,338,576	10,784,500
End of period	$10,656,396	$9,338,576
Other Information
Undistributed net investment income end of period	$33,821	$27,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.42	$9.85	$9.99	$9.94	$9.73
Income from Investment Operations
Net investment income (loss)A	.179	.334	.375	.317	.310	.340
Net realized and unrealized gain (loss)	.064	.211	(.425)	(.114)	.070	.195
Total from investment operations	.243	.545	(.050)	.203	.380	.535
Distributions from net investment income	(.173)	(.365)	(.341)	(.307)	(.282)	(.325)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.173)	(.365)	(.381)	(.343)	(.331)	(.325)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.67	$9.60	$9.42	$9.85	$9.99	$9.94
Total ReturnC,D,E	2.55%	5.98%	(.53)%	2.05%	3.89%	5.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.99%H	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.74%H	3.58%	3.86%	3.17%	3.11%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$629	$707	$863	$1,185	$1,681	$1,305
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.84	$9.98	$9.93	$9.72
Income from Investment Operations
Net investment income (loss)A	.176	.324	.365	.306	.299	.330
Net realized and unrealized gain (loss)	.075	.212	(.434)	(.112)	.071	.195
Total from investment operations	.251	.536	(.069)	.194	.370	.525
Distributions from net investment income	(.171)	(.356)	(.332)	(.298)	(.272)	(.315)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.171)	(.356)	(.372)	(.334)	(.321)	(.315)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.66	$9.58	$9.40	$9.84	$9.98	$9.93
Total ReturnC,D,E	2.63%	5.89%	(.72)%	1.96%	3.79%	5.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Expenses net of fee waivers, if any	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Expenses net of all reductions	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Net investment income (loss)	3.69%H	3.48%	3.77%	3.08%	3.01%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$147	$171	$195	$240	$272	$241
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.41	$9.85	$9.99	$9.94	$9.73
Income from Investment Operations
Net investment income (loss)A	.142	.263	.301	.241	.235	.267
Net realized and unrealized gain (loss)	.075	.212	(.434)	(.113)	.070	.195
Total from investment operations	.217	.475	(.133)	.128	.305	.462
Distributions from net investment income	(.137)	(.295)	(.268)	(.232)	(.207)	(.252)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.137)	(.295)	(.308)	(.268)	(.256)	(.252)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.67	$9.59	$9.41	$9.85	$9.99	$9.94
Total ReturnC,D,E	2.27%	5.19%	(1.38)%	1.29%	3.11%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.98%H	2.82%	3.10%	2.41%	2.35%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$576	$582	$671	$835	$960	$806
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.84	$9.98	$9.93	$9.72
Income from Investment Operations
Net investment income (loss)A	.192	.359	.401	.344	.337	.368
Net realized and unrealized gain (loss)	.075	.212	(.435)	(.113)	.071	.195
Total from investment operations	.267	.571	(.034)	.231	.408	.563
Distributions from net investment income	(.187)	(.391)	(.367)	(.335)	(.310)	(.353)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.187)	(.391)	(.407)	(.371)	(.359)	(.353)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.66	$9.58	$9.40	$9.84	$9.98	$9.93
Total ReturnC,D	2.80%	6.28%	(.36)%	2.34%	4.19%	5.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%	.70%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70%G	.71%	.70%	.69%	.70%	.71%
Expenses net of all reductions	.70%G	.71%	.70%	.69%	.70%	.71%
Net investment income (loss)	4.03%G	3.86%	4.14%	3.45%	3.39%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$7,186	$6,131	$6,615	$9,032	$8,882	$5,720
Portfolio turnover rateH	85%G	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.83	$9.97	$9.92	$9.71
Income from Investment Operations
Net investment income (loss)A	.189	.355	.396	.339	.332	.363
Net realized and unrealized gain (loss)	.065	.211	(.424)	(.113)	.071	.196
Total from investment operations	.254	.566	(.028)	.226	.403	.559
Distributions from net investment income	(.184)	(.386)	(.363)	(.330)	(.305)	(.349)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.184)	(.386)	(.403)	(.366)	(.354)	(.349)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.65	$9.58	$9.40	$9.83	$9.97	$9.92
Total ReturnC,D	2.67%	6.23%	(.30)%	2.29%	4.15%	5.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.76%G	.75%	.74%	.74%	.75%	.75%
Expenses net of all reductions	.76%G	.75%	.74%	.74%	.75%	.75%
Net investment income (loss)	3.97%G	3.81%	4.10%	3.40%	3.34%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$2,119	$1,748	$2,429	$3,317	$3,646	$2,510
Portfolio turnover rateH	85%G	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Floating Rate High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$165,167
Gross unrealized depreciation	(199,421)
Net unrealized appreciation (depreciation) on securities	$(34,254)
Tax cost	$11,185,876

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,793)
Long-term	(343,092)
Total capital loss carryforward	$(373,885)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $5,092,928 and $3,947,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$893	$37
Class M	-%	.25%	207	4
Class C	.75%	.25%	2,911	190
			$4,011	$231

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	5
Class C(a)	12
$43

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$545.15
Class M	167.20
Class C	453.16
Fidelity Floating Rate High Income Fund	3,860.12
Class I	1,669.17
	$ 6,694

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$12,838	$28,998
Class M	2,937	6,712
Class B	–	210
Class C	8,263	19,076
Fidelity Floating Rate High Income Fund	130,027	244,237
Class I	36,853	83,907
Total	$190,918	$383,140

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	17,013	13,632	$164,067	$127,187
Reinvestment of distributions	1,221	2,814	11,787	26,169
Shares redeemed	(26,879)	(34,450)	(260,210)	(318,820)
Net increase (decrease)	(8,645)	(18,004)	$(84,356)	$(165,464)
Class M
Shares sold	1,376	1,326	$13,263	$12,365
Reinvestment of distributions	291	671	2,804	6,235
Shares redeemed	(4,276)	(4,884)	(41,258)	(45,244)
Net increase (decrease)	(2,609)	(2,887)	$(25,191)	$(26,644)
Class B
Shares sold	–	10	$–	$96
Reinvestment of distributions	–	19	–	177
Shares redeemed	–	(1,219)	–	(11,330)
Net increase (decrease)	–	(1,190)	$–	$(11,057)
Class C
Shares sold	5,372	5,299	$51,797	$49,451
Reinvestment of distributions	708	1,645	6,835	15,298
Shares redeemed	(7,164)	(17,529)	(69,090)	(162,349)
Net increase (decrease)	(1,084)	(10,585)	$(10,458)	$(97,600)
Fidelity Floating Rate High Income Fund
Shares sold	159,107	152,772	$1,533,146	$1,428,276
Reinvestment of distributions	11,004	21,133	106,088	196,548
Shares redeemed	(65,840)	(237,658)	(633,989)	(2,193,671)
Net increase (decrease)	104,271	(63,753)	$1,005,245	$(568,847)
Class I
Shares sold	74,437	58,131	$717,823	$539,868
Reinvestment of distributions	2,829	5,808	27,250	53,924
Shares redeemed	(40,186)	(139,996)	(387,074)	(1,297,890)
Net increase (decrease)	37,080	(76,057)	$357,999	$(704,098)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2017 and for the year ended October 30, 2016, and the financial highlights for the six months ended April 30, 2017 and for each of the five years in the period ended October 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2017 and for the year ended October 30, 2016, and the financial highlights for the six months ended April 30, 2017 and for each of the five years in the period ended October 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	.99%
Actual		$1,000.00	$1,025.50	$4.97
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.04%
Actual		$1,000.00	$1,026.30	$5.23
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class C	1.75%
Actual		$1,000.00	$1,022.70	$8.78
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.70%
Actual		$1,000.00	$1,028.00	$3.52
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class I	.76%
Actual		$1,000.00	$1,026.70	$3.82
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AFR-SANN-0617
1.757235.116

Fidelity® Floating Rate High Income Fund Semi-Annual Report April 30, 2017 Fidelity® Floating Rate High Income Fund is a class of Fidelity Advisor® Floating Rate High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.0	2.3
Community Health Systems, Inc.	1.7	2.1
Laureate Education, Inc.	1.7	1.3
Charter Communication Operating LLC	1.6	0.6
Caesars Growth Properties Holdings, LLC	1.5	1.7
	8.5

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	11.3	10.8
Services	9.2	7.4
Telecommunications	8.9	7.1
Healthcare	8.2	10.4
Gaming	6.0	6.5

Quality Diversification (% of fund's net assets)

As of April 30, 2017
BBB	3.4%
BB	37.1%
B	41.0%
CCC,CC,C	4.8%
Not Rated	6.5%
Equities	0.3%
Short-Term Investments and Net Other Assets	6.9%

As of October 31, 2016
BBB	2.9%
BB	38.9%
B	40.1%
CCC,CC,C	6.0%
Not Rated	4.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Bank Loan Obligations	86.5%
Nonconvertible Bonds	6.3%
Common Stocks	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 10.0%

As of October 31, 2016*
Bank Loan Obligations	84.7%
Nonconvertible Bonds	7.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

 * Foreign investments - 7.9%

Investments April 30, 2017

Showing Percentage of Net Assets

Bank Loan Obligations - 86.5%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
DAE Aviation Holdings, Inc. term loan 7/7/22(b)	$6,250	$6,261
Gemini HDPE LLC Tranche B, term loan 4.1718% 8/7/21 (c)	4,556	4,591
TransDigm, Inc.:
Tranche C, term loan 4.1188% 2/28/20 (c)	61,318	61,441
Tranche F, term loan 3.9928% 6/9/23 (c)	29,775	29,734

TOTAL AEROSPACE		102,027

Automotive & Auto Parts - 0.7%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (c)	9,045	9,102
Tranche 2LN, term loan:
3% 2/1/24 (c)(d)	905	910
8.25% 2/1/25 (c)	2,710	2,757
Chrysler Group LLC term loan 2.99% 12/31/18 (c)	7,147	7,167
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.6468% 11/27/20 (c)	16,454	15,412
Tranche 2LN, term loan 10.1468% 11/27/21 (c)	24,370	19,009
The Gates Corp. Tranche B 1LN, term loan 4.4076% 3/31/24 (c)	13,335	13,395
UOS LLC term loan 6.5333% 4/18/23 (c)	8,670	8,800

TOTAL AUTOMOTIVE & AUTO PARTS		76,552

Broadcasting - 1.6%
CBS Radio, Inc.:
term loan 4.5% 10/17/23 (c)	18,966	19,093
Tranche B 1LN, term loan 3/2/24 (b)	12,500	12,583
Clear Channel Communications, Inc. Tranche D, term loan 7.7428% 1/30/19 (c)	64,710	55,049
Entercom Radio, LLC Tranche B, term loan 4.55% 11/1/23 (c)	5,725	5,758
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (c)	19,752	19,937
Nielsen Finance LLC Tranche B 4LN, term loan 2.99% 10/4/23 (c)	11,940	11,985
Univision Communications, Inc. Tranche C 5LN, term loan 3.75% 3/15/24 (c)	41,207	40,917

TOTAL BROADCASTING		165,322

Building Materials - 0.3%
HD Supply, Inc. Tranche B, term loan 3.8968% 10/17/23 (c)	8,209	8,265
Jeld-Wen, Inc. Tranche B 3LN, term loan 4.1468% 7/1/22 (c)	17,639	17,815
Unifrax I LLC Tranche B, term loan 4.8996% 4/4/24 (c)	8,505	8,519

TOTAL BUILDING MATERIALS		34,599

Cable/Satellite TV - 3.0%
Altice U.S. Finance SA Tranche B, term loan 7/28/25 (b)	30,424	30,392
Cable One, Inc. Tranche B, term loan 4/12/24 (b)	7,970	8,020
Charter Communication Operating LLC:
term loan:
2.99% 7/1/20 (c)	47,483	47,720
2.99% 1/3/21 (c)	75,200	75,511
Tranche I, term loan 3.2322% 1/15/24 (c)	55,788	56,053
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.6584% 1/7/22 (c)	27,125	27,066
Virgin Media Bristol LLC Tranche 1LN, term loan 3.7439% 1/31/25 (c)	35,000	35,123
WideOpenWest Finance LLC Tranche B, term loan 4.554% 8/19/23 (c)	22,000	22,113
Zayo Group LLC Tranche B 1LN, term loan 3.5% 1/19/24 (c)	16,473	16,577

TOTAL CABLE/SATELLITE TV		318,575

Capital Goods - 0.6%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (c)	30,308	30,489
SRAM LLC. Tranche B, term loan 4.536% 3/15/24 (c)	13,912	13,878
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (c)	6,468	6,521
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10.1468% 12/20/24 (c)	3,000	2,972
Tranche B 1LN, term loan 5.6468% 12/20/23 (c)	12,968	13,038

TOTAL CAPITAL GOODS		66,898

Chemicals - 1.4%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (c)	10,239	10,252
Kraton Polymers LLC term loan 5% 1/6/22 (c)	19,425	19,694
MacDermid, Inc.:
Tranche B 5LN, term loan 4.5% 6/7/20 (c)	13,073	13,132
Tranche B 6LN, term loan 4% 6/7/23 (c)	25,576	25,671
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.3968% 6/19/22 (c)	13,790	13,898
Tranche B 2LN, term loan 8.6468% 6/19/23 (c)	1,175	1,176
The Chemours Co. LLC Tranche B, term loan 3.49% 5/12/22 (c)	21,503	21,651
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	16,480	16,599
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.6468% 3/19/20 (c)	11,585	11,641
Univar, Inc. term loan 3.7428% 7/1/22 (c)	13,933	13,968

TOTAL CHEMICALS		147,682

Consumer Products - 1.0%
CSM Bakery Supplies Tranche B 1LN, term loan 5.15% 7/3/20 (c)	18,047	16,883
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)	6,000	6,030
Prestige Brands, Inc. term loan 3.7428% 1/26/24 (c)	15,402	15,540
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.3392% 4/2/20 (c)	51,009	48,379
Wilsonart LLC Tranche B, term loan 4.65% 12/19/23 (c)	20,449	20,568

TOTAL CONSUMER PRODUCTS		107,400

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (c)	3,280	3,325
Tranche B 1LN, term loan 4.25% 2/1/24 (c)	16,590	16,562

TOTAL CONSUMER SERVICES		19,887

Containers - 1.7%
Berry Plastics Corp.:
term loan:
3.5068% 10/1/22 (c)	21,378	21,512
3.5244% 1/19/23 (c)	10,000	10,053
Tranche K, term loan 3.2394% 2/8/20 (c)	64,000	64,357
Tranche L, term loan 3.2394% 1/6/21 (c)	8,592	8,637
BWAY Holding Co. Tranche B, term loan 4.2328% 4/3/24 (c)	8,250	8,195
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)	27,503	27,503
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (c)	11,969	12,066
Reynolds Group Holdings, Inc. Tranche B, term loan 3.9928% 2/5/23 (c)	26,845	26,978
Signode Packaging Systems, Inc. Tranche B, term loan 3.8138% 5/1/21 (c)	7,053	7,080

TOTAL CONTAINERS		186,381

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 4.1496% 4/4/24 (c)	26,240	26,455
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (c)	11,940	11,992
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7428% 3/20/22 (c)	70,000	71,019
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.0406% 3/30/24 (c)	18,750	18,661
Delos Finance SARL term loan 3.3968% 10/6/23 (c)	33,095	33,476
Fly Funding II SARL:
Tranche B, term loan 2/9/23 (b)	10,000	10,003
Tranche B, term loan 3.79% 2/9/22 (c)	12,642	12,646
Flying Fortress Holdings, Inc. Tranche B, term loan 3.3968% 10/30/22 (c)	67,865	68,422
HarbourVest Partners LLC Tranche B, term loan 3.6551% 2/4/21 (c)	10,864	10,891
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.8696% 9/11/21 (c)	24,500	24,082
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)	20,894	21,234
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (c)	3,760	3,773
TransUnion LLC Tranche B 2LN, term loan 3.4928% 4/9/23 (c)	37,168	37,466
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (c)	19,278	19,380

TOTAL DIVERSIFIED FINANCIAL SERVICES		369,500

Energy - 3.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)	8,511	8,511
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 4/20/23 (b)	20,000	19,900
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	19,330	21,239
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (c)	15,000	16,195
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (c)	3,000	2,880
Citgo Holding, Inc. Tranche B, term loan 9.6468% 5/12/18 (c)	13,577	13,734
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (c)	24,944	24,679
Empire Generating Co. LLC:
Tranche B, term loan 5.43% 3/14/21 (c)	17,765	17,676
Tranche C, term loan 5.43% 3/14/21 (c)	1,756	1,747
Energy Transfer Equity LP Tranche B, term loan 3.7328% 2/2/24 (c)	10,000	10,021
ExGen Renewables I, LLC Tranche B term loan 5.41% 2/6/21 (c)	11,345	11,388
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)	49,931	35,951
Foresight Energy LLC Tranche B 1LN, term loan 6.75% 3/28/22 (c)	15,250	14,721
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (c)	13,555	11,759
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (c)	11,000	10,890
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (c)	46,268	46,152
International Seaways, Inc. Tranche B, term loan 5.79% 8/5/19 (c)	23,620	23,547
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (c)	7,806	7,689
Overseas Shipholding Group, Inc. Tranche B, term loan 5.29% 8/5/19 (c)	12,565	12,282
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (c)	13,738	6,320
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)	10,863	9,052
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (c)	43,397	29,184
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)	7,364	7,373

TOTAL ENERGY		362,890

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.7422% 12/15/23 (c)	7,671	7,701
AMC Entertainment, Inc. Tranche B, term loan 3.7439% 12/15/22 (c)	4,975	4,996
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5.1468% 7/8/22 (c)	11,395	11,480
Tranche B 2LN, term loan 9.3968% 7/8/23 (c)	5,305	5,265
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.632% 5/17/21 (c)	11,172	11,242
Lions Gate Entertainment Corp. term loan 3.9822% 12/8/23 (c)	18,400	18,492

TOTAL ENTERTAINMENT/FILM		59,176

Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.142% 12/18/20 (c)	18,578	18,640
WTG Holdings III Corp. Tranche B 1LN, term loan 4.8968% 1/15/21 (c)	13,776	13,845

TOTAL ENVIRONMENTAL		32,485

Food & Drug Retail - 3.2%
Albertson's LLC:
term loan 4.3023% 6/22/23 (c)	32,594	32,730
Tranche B 4LN, term loan 3.9928% 8/25/21 (c)	179,987	180,569
GOBP Holdings, Inc. Tranche B 1LN, term loan 5.1468% 10/21/21 (c)	3,960	3,968
JBS USA Lux SA Tranche B, term loan 3.4828% 10/30/22 (c)	25,500	25,605
Pizza Hut Holdings LLC Tranche B, term loan 2.9939% 6/16/23 (c)	24,875	24,999
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (b)	25,723	25,804
3.1529% 3/27/23 (c)	23,042	23,114
Smart & Final, Inc. Tranche B, term loan 4.582% 11/15/22 (c)	19,845	19,382

TOTAL FOOD & DRUG RETAIL		336,171

Food/Beverage/Tobacco - 0.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.25% 3/20/24 (c)	6,345	6,420
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)	22,615	22,954
Pinnacle Foods Finance LLC Tranche B, term loan 2.9828% 2/3/24 (c)	9,975	10,031
Shearer's Foods, Inc. Tranche 2LN, term loan 7.8968% 6/30/22 (c)	2,000	1,960
U.S. Foods, Inc. Tranche B, term loan 3.7428% 6/27/23 (c)	27,046	27,280

TOTAL FOOD/BEVERAGE/TOBACCO		68,645

Gaming - 5.8%
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.4062% 10/20/21 (c)	25,707	25,908
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4456% 9/15/23 (c)	23,980	24,072
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	100,567	100,756
Caesars Growth Properties Holdings, LLC term loan 4% 5/8/21(c)	160,302	161,103
Eldorado Resorts, Inc. Tranche B, term loan 5.25% 4/17/24 (c)	32,120	32,040
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)	34,156	34,625
4.5% 11/21/19 (c)	14,638	14,839
Las Vegas Sands LLC Tranche B, term loan 2.98% 3/29/24 (c)	25,990	26,011
MGM Mirage, Inc. Tranche A, term loan 3.4822% 4/25/21 (c)	14,225	14,216
Mohegan Tribal Gaming Authority Tranche B, term loan 5% 10/14/23 (c)	14,963	15,050
Penn National Gaming, Inc. Tranche B, term loan 3.5244% 1/19/24 (c)	5,260	5,289
Scientific Games Corp. Tranche B 3LN, term loan 4.9939% 10/1/21 (c)	98,331	99,760
Station Casinos LLC Tranche B, term loan 3.5% 6/8/23 (c)	54,741	54,691
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)	13,308	13,324

TOTAL GAMING		621,684

Healthcare - 7.4%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)	13,062	13,122
Cologix Holdings, Inc. Tranche B 1LN, term loan 3/20/24 (b)	4,500	4,500
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (c)	64,453	64,186
Tranche H, term loan 4.0477% 1/27/21 (c)	107,285	106,569
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.7428% 6/24/21 (c)	46,863	47,308
Envision Healthcare Corp. Tranche B, term loan 4.15% 12/1/23 (c)	29,925	30,202
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.2428% 2/15/24 (c)	19,950	20,138
Tranche B 9LN, term loan 2.9928% 3/18/23 (c)	60,081	60,276
HLF Financing U.S. LLC Tranche B, term loan 6.4928% 2/15/23 (c)	13,600	13,593
IMS Health, Inc. Tranche B, term loan 3/7/24 (b)	9,975	10,069
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (c)	20,948	21,055
JLL/Delta Dutch Newco BV Tranche B 1LN, term loan 4.406% 4/20/24 (c)	14,000	14,025
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (c)	4,949	4,965
Milk Specialties Co. Tranche B, term loan 5.1468% 8/16/23 (c)	12,104	12,203
MPH Acquisition Holdings LLC Tranche B, term loan 4.8968% 6/7/23 (c)	18,242	18,473
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)	3,465	3,471
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)	72,277	71,886
Precyse Acquisition Corp. Tranche B, term loan 5.5% 10/20/22 (c)	9,925	10,024
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (c)	5,000	5,088
Tranche B 1LN, term loan 4.25% 10/21/23 (c)	15,461	15,461
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (c)	3,990	4,010
Select Medical Corp. Tranche B, term loan 4.6497% 3/6/24 (c)	10,000	10,113
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9.1468% 12/31/23 (c)	5,000	4,538
Tranche B 1LN, term loan 5.3968% 12/31/22 (c)	65,809	62,354
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.74% 4/1/22 (c)	129,803	130,547
Vizient, Inc. term loan 5% 2/11/23 (c)	26,396	26,478

TOTAL HEALTHCARE		784,654

Homebuilders/Real Estate - 1.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)	17,156	17,317
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (c)	35,842	35,707
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (c)	27,039	27,137
Lightstone Holdco LLC:
Tranche B, term loan 5.5% 1/30/24 (c)	17,241	17,319
Tranche C, term loan 5.5% 1/30/24 (c)	1,064	1,068
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.4822% 4/25/23 (c)	30,032	30,086
Realogy Group LLC term loan 3.2422% 7/20/22 (c)	42,744	43,065

TOTAL HOMEBUILDERS/REAL ESTATE		171,699

Hotels - 1.9%
ESH Hospitality, Inc. Tranche B, term loan 3.4928% 8/30/23 (c)	16,915	16,993
Four Seasons Holdings, Inc. Tranche B, term loan 4.1468% 11/30/23 (c)	58,354	58,989
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 2.9906% 10/25/23 (c)	71,239	71,822
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)	19,349	19,499
Playa Resorts Holding BV Tranche B, term loan 4/7/24 (b)	26,500	26,524
Ryman Hospitality Properties, Inc. Tranche B, term loan 4/18/24 (b)	10,000	10,025

TOTAL HOTELS		203,852

Insurance - 2.4%
Acrisure LLC Tranche B 1LN, term loan 5.8968% 11/22/23 (c)	28,000	28,070
Alliant Holdings Intermediate LLC Tranche B, term loan 4.3873% 8/14/22 (c)	27,368	27,435
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (c)	1,925	1,959
Tranche B 1LN, term loan 3.75% 1/25/24 (c)	13,965	13,951
Asurion LLC:
term loan 4.25% 8/4/22 (c)	38,258	38,490
Tranche B 2LN, term loan:
4.2428% 7/8/20 (c)	12,335	12,414
8.5% 3/3/21 (c)	28,303	28,715
Tranche B 5LN, term loan:
11/3/23 (b)	4,000	4,030
4.75% 11/3/23 (c)	17,484	17,615
HUB International Ltd. Tranche B 1LN, term loan 4.034% 10/2/20 (c)	25,243	25,362
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)	15,960	16,578
USI, Inc. term loan 4/5/24 (b)	30,110	29,978
VF Holdings Corp. term loan 4.25% 6/30/23 (c)	14,925	14,965

TOTAL INSURANCE		259,562

Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.8968% 5/30/21 (c)	26,443	26,300
Cedar Fair LP Tranche B, term loan 3.2422% 4/13/24 (c)	3,320	3,343
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (c)	9,644	9,693
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (c)	61,400	61,461
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (c)	7,325	7,417
Tranche B 1LN, term loan 4.25% 3/8/24 (c)	19,995	20,137
Fitness International LLC Tranche B, term loan 5.3968% 7/1/20 (c)	9,512	9,635
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (c)	31,767	31,824
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 4.1468% 3/31/24 (c)	5,000	4,988
SMG Tranche B 1LN, term loan 4.8137% 2/27/20 (c)	1,699	1,703

TOTAL LEISURE		176,501

Metals/Mining - 1.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.8968% 5/20/21 (c)	8,648	8,648
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	5,026	5,059
Murray Energy Corp. Tranche B 2LN, term loan 8.3968% 4/16/20 (c)	89,589	85,433
Peabody Energy Corp. term loan 5.5% 3/31/22 (c)	30,405	30,481
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	32,780	0

TOTAL METALS/MINING		129,621

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (c)	27,405	27,705
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.3976% 12/29/23 (c)	30,870	31,005

TOTAL PAPER		58,710

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)	56,488	54,269
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)	51,654	45,627
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7.1468% 12/31/21 (c)	13,332	13,365
Tranche B 6LN, term loan 6.6468% 2/9/22 (c)	19,528	19,552
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)	31,120	28,650
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (c)	4,837	4,862
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)	54,470	53,915
Merrill Communications LLC Tranche B, term loan 6.4218% 6/1/22 (c)	16,314	16,287
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.25% 1/19/23 (c)	20,050	20,401
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (c)	6,894	6,989
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.6217% 8/14/20 (c)	26,585	26,602

TOTAL PUBLISHING/PRINTING		290,519

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (c)	33,894	33,903
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)	29,314	29,116
Landry's Acquisition Co. Tranche B 1LN, term loan 3.7325% 10/4/23 (c)	51,360	51,406
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)	18,208	18,299

TOTAL RESTAURANTS		132,724

Services - 8.9%
Abacus Innovations Corp. Tranche B, term loan 3.25% 8/16/23 (c)	13,912	14,030
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)	55,216	51,328
Almonde, Inc.:
Tranche 2LN, term loan 5/3/25 (b)	11,675	11,899
Tranche B 1LN, term loan 5/3/24 (b)	54,090	54,310
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (c)	32,175	32,426
Tranche 2LN, term loan 9.27% 10/19/24 (c)	8,500	8,691
Aramark Services, Inc. Tranche B, term loan 2.9928% 3/28/24 (c)	40,000	40,312
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.9172% 11/26/20 (c)	35,126	35,214
Bright Horizons Family Solutions Tranche B, term loan 3.7428% 11/7/23 (c)	9,887	9,962
Cactus Wellhead LLC Tranche B, term loan 7.1468% 7/31/20 (c)	21,878	20,784
Coinmach Service Corp. Tranche B, term loan 4.2689% 11/14/19 (c)	42,494	42,529
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (c)	11,970	12,110
Garda World Security Corp.:
term loan 4.0052% 11/8/20 (c)	11,751	11,740
Tranche B 1LN, term loan 4.005% 11/8/20 (c)	9,456	9,447
Tranche DD, term loan 4.0052% 11/8/20 (c)	1,522	1,520
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9128% 3/1/23 (c)	9,820	9,863
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (c)	16,043	16,163
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)	19,374	18,898
Tranche 2LN, term loan 7.5% 7/25/22 (c)	6,895	6,561
KUEHG Corp. Tranche B 1LN, term loan 4.9165% 8/13/22	21,259	21,344
Laureate Education, Inc. Tranche B 1LN, term loan 4/26/24(b)	183,545	183,159
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	62,398	62,437
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (c)	34,311	34,311
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (c)	2,500	2,541
Tranche B 1LN, term loan 5.25% 9/27/23 (c)	6,965	6,980
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (c)	92,284	93,192
SAI Global GP Tranche B, term loan 5.6634% 12/8/23 (c)	13,716	13,887
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (c)	6,226	6,253
SESAC Holdco II LLC Tranche B 1LN, term loan 4.2591% 2/23/24 (c)	9,115	9,111
The GEO Group, Inc. Tranche B, term loan 3.2% 3/23/24 (c)	11,565	11,565
The ServiceMaster Co. Tranche B, term loan 3.4822% 11/8/23 (c)	25,933	26,208
Thomson Reuters IP&S Tranche B 1LN, term loan 4.5% 10/3/23 (c)	26,830	26,951
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (c)	8,406	8,417
Xerox Business Services LLC:
term loan 3.2428% 12/7/21 (c)	11,364	11,250
Tranche B, term loan 4.9856% 12/7/23 (c)	21,022	21,373

TOTAL SERVICES		946,766

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.9062% 6/14/21 (c)	20,472	20,696
Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 5.0555% 7/2/22 (c)	30,502	20,970
Bass Pro Group LLC:
term loan 5.8968% 6/9/18 (c)	16,871	16,955
Tranche B, term loan 4.2394% 6/5/20 (c)	24,871	24,820
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (c)	110,760	107,776
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)	14,000	14,020
Tranche B 1LN, term loan 4.75% 2/3/24 (c)	48,325	48,104
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	9,532	8,066
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.2428% 8/19/23 (c)	22,828	22,756
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)	78,246	78,100
Party City Holdings, Inc. term loan 4.1696% 8/19/22 (c)	28,429	28,397
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.1718% 1/26/23 (c)	37,206	33,613
PetSmart, Inc. term loan 4.02% 3/11/22 (c)	59,801	54,711
Sears Holdings Corp. Tranche ABL, term loan 5.4997% 6/30/18 (c)	27,678	27,220
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	4,555	273

TOTAL SUPER RETAIL		485,781

Technology - 10.8%
Applied Systems, Inc. Tranche B 1LN, term loan 4.3968% 1/23/21 (c)	7,294	7,344
Aptean, Inc.:
Tranche 2LN, term loan 10.54% 12/20/23 (c)	2,500	2,494
Tranche B 1LN, term loan 6.04% 12/20/22 (c)	13,055	13,259
Bright Bidco BV Tranche B, term loan 3/17/24 (b)	16,000	16,180
Cavium, Inc. Tranche B 1LN, term loan 3.2383% 8/16/22 (c)	11,200	11,214
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5011% 9/15/20 (c)	24,059	24,014
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3.15% 8/17/23 (c)	31,386	31,575
Compuware Corp.:
term loan 9.25% 12/15/22 (c)	17,829	17,874
Tranche B 3LN, term loan 5.25% 12/15/21 (c)	44,236	44,402
Datapipe, Inc. Tranche B 1LN, term loan 5.79% 3/15/19 (c)	10,608	10,626
Dell International LLC:
Tranche A 1LN, term loan 3% 12/31/18 (c)	6,205	6,209
Tranche B, term loan 3.5% 9/7/23 (c)	35,323	35,447
EIG Investors Corp.:
Tranche 1LN, term loan 6.5323% 11/9/19 (c)	986	989
Tranche B 1LN, term loan 6.0418% 2/9/23 (c)	44,875	45,174
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (c)	14,963	15,025
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)	29,388	29,342
First Data Corp.:
Tranche B 1LN, term loan 3.4911% 4/26/24 (c)	12,000	12,000
Tranche B, term loan 3.9883% 7/10/22 (c)	79,301	79,717
Gartner, Inc. Tranche B, term loan 2.9928% 4/5/24 (c)	10,000	10,069
Genesys Telecommunications Laboratories, Inc. term loan 5.1584% 12/1/23 (c)	40,818	41,114
Global Payments, Inc. Tranche B, term loan 3.4928% 4/22/23 (c)	19,892	19,957
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (c)	26,500	26,603
Infor U.S., Inc. Tranche B 6LN, term loan 3.8968% 2/1/22 (c)	22,344	22,292
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (c)	7,500	7,477
Tranche B 1LN, term loan 5.25% 1/18/24 (c)	21,160	21,365
Inmar, Inc.:
Tranche 2LN, term loan 4/16/25 (b)	2,280	2,246
Tranche B 1LN, term loan 4/16/24 (b)	7,985	7,930
Kronos, Inc. term loan:
5.034% 11/1/23 (c)	39,900	40,020
9.284% 11/1/24 (c)	30,000	31,215
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)	29,865	30,008
10% 1/20/25 (c)	5,000	4,960
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)	4,875	4,826
Tranche B 3LN, term loan 4.5% 10/16/22 (c)	10,758	10,799
MA FinanceCo. LLC:
term loan 4/18/24 (b)	38,439	38,547
Tranche B 3LN, term loan 4/18/24 (b)	6,061	6,078
Microsemi Corp. Tranche B, term loan 3.2411% 1/15/23 (c)	10,319	10,359
Rackspace Hosting, Inc. term loan 4.5346% 11/3/23 (c)	45,631	45,945
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.8968% 4/9/21 (c)	19,508	19,594
Tranche 2LN, term loan 8.1468% 4/9/22 (c)	19,080	18,969
Sabre GLBL, Inc. Tranche B, term loan 3.7428% 2/22/24 (c)	13,835	13,968
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (c)	10,421	10,471
Solera LLC Tranche B, term loan 4.25% 3/3/23 (c)	32,808	33,031
Sophia L.P. term loan 4.3968% 9/30/22 (c)	26,564	26,517
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.2428% 7/8/22 (c)	16,249	16,360
Tranche B 2LN, term loan 3.2428% 7/8/22 (c)	1,349	1,359
Sybil Software LLC. Tranche B, term loan 4.3968% 9/30/23 (c)	37,207	37,549
Syniverse Holdings, Inc. Tranche B, term loan:
4.1468% 4/23/19 (c)	16,107	14,778
4.1718% 4/23/19 (c)	9,368	8,563
Tempo Acquisition LLC Tranche B, term loan 4/20/24 (b)	41,890	41,859
TIBCO Software, Inc. Tranche 1LN, term loan 5.5% 12/5/20 (c)	8,063	8,134
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)	27,446	27,926
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)	30,348	30,253
Vantiv LLC Tranche B, term loan 3.49% 10/14/23 (c)	12,784	12,876
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (c)	29,856	29,682
WEX, Inc. Tranche B, term loan 4.4928% 7/1/23 (c)	18,395	18,573

TOTAL TECHNOLOGY		1,155,157

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan 3.908% 6/22/25(c)	11,000	10,992
Blucora, Inc. Tranche B, term loan 4/20/24 (b)	5,500	5,500
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (b)	20,500	20,603
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.6468% 3/31/19 (c)	31,560	31,166
DigitalGlobe, Inc. Tranche B, term loan 3.7428% 1/15/24 (c)	11,192	11,234
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (c)	17,995	18,186
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)	9,890	9,923
Frontier Communications Corp. Tranche A, term loan 3.75% 3/31/21 (c)	2,468	2,396
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (c)	7,002	7,068
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (c)	126,675	124,904
Level 3 Financing, Inc. Tranche B, term loan 3.2411% 2/22/24 (c)	79,500	79,727
LTS Buyer LLC Tranche B 1LN, term loan 4.3968% 4/11/20 (c)	50,149	50,284
Neptune Finco Corp.:
Tranche B, term loan 3.2439% 7/17/25 (c)	25,038	25,016
Tranche DD 1LN, term loan 3.2439% 7/17/25 (c)	1,243	1,240
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (b)	5,460	5,508
Tranche B1 1LN, term loan 8/31/19 (b)	4,000	4,068
Tranche B2 1LN, term loan 2/29/24 (b)	18,995	19,240
Onvoy LLC Tranche B 1LN, term loan 5.6468% 2/10/24 (c)	20,065	20,065
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (c)	18,417	18,572
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (c)	28,429	28,636
Sable International Finance Ltd. Tranche B 1LN, term loan 5.7322% 12/31/22 (c)	13,895	13,958
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (c)	31,146	31,326
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)	7,775	7,752
Tranche B 1LN, term loan 4.75% 4/30/20 (c)	38,553	38,469
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.3968% 4/30/20 (c)	4,497	4,487
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (c)	34,500	34,318
Sprint Communications, Inc. Tranche B, term loan 3.5% 2/3/24 (c)	79,960	80,010
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)	7,759	7,818
Telenet Financing USD LLC Tranche B, term loan 3.9655% 1/31/25 (c)	10,500	10,515
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (c)	53,065	53,436
Windstream Services LLC Tranche B 7LN, term loan 4.25% 2/17/24 (c)	14,733	14,715
Xplornet Communications, Inc. Tranche B, term loan 7.1468% 9/9/21 (c)	2,985	3,011

TOTAL TELECOMMUNICATIONS		794,143

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.1161% 6/15/23 (c)	8,783	8,860
Transportation Ex Air/Rail - 0.2%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)	17,358	15,753
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/14/20 (c)	9,600	9,504

TOTAL TRANSPORTATION EX AIR/RAIL		25,257

Utilities - 4.7%
APLP Holdings LP Tranche B, term loan 5.9928% 4/13/23 (c)	21,960	22,015
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3.24% 5/3/20 (c)	50,866	50,882
Tranche B 2LN, term loan 3.49% 1/31/22 (c)	7,027	7,025
Calpine Corp.:
Tranche B 5LN, term loan 3.9% 1/15/24 (c)	32,128	32,211
Tranche B, term loan 2.75% 11/30/17 (c)	11,273	11,296
Cortes NP Acquisition Corp. Tranche B, term loan 5.0302% 11/30/23 (c)	21,930	22,058
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24 (c)	56,000	55,956
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (c)	84,714	85,122
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	12,733	12,737
Exgen Texas Power LLC Tranche B, term loan 5.8968% 9/18/21 (c)	26,316	14,158
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.4% 8/19/21 (c)	28,950	28,823
InterGen NV Tranche B, term loan 5.65% 6/13/20 (c)	32,645	32,523
Limetree Bay Terminals LLC term loan 6.04% 2/15/24 (c)	21,040	21,277
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (c)	17,796	16,728
Southcross Energy Partners LP Tranche B, term loan 5.3968% 8/4/21 (c)	5,740	5,072
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,736	2,421
Tex Operations Co. LLC:
Tranche B, term loan 3.7526% 8/4/23 (c)	41,019	40,929
Tranche C, term loan 3.7428% 8/4/23 (c)	9,379	9,358
USIC Holdings, Inc. Tranche 1LN, term loan 5.1699% 12/9/23 (c)	5,985	6,022
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.2537% 12/14/23 (c)	22,693	22,764

TOTAL UTILITIES		499,377

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,228,085)		9,219,753

Nonconvertible Bonds - 6.3%
Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Univision Communications, Inc. 6.75% 9/15/22 (f)	5,368	5,623

TOTAL BROADCASTING		12,355

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.9084% 10/15/18 (c)(f)	10,000	10,407
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,748
5.25% 3/15/21	13,070	13,462
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	7,507	7,737
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,795

TOTAL CABLE/SATELLITE TV		40,742

Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	5,000	5,131
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (f)	15,000	15,288
4.289% 5/15/21 (c)(f)	7,000	7,149
6% 2/15/25 (f)	10,000	10,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.6584% 7/15/21 (c)(f)	11,130	11,380
5.75% 10/15/20	33,325	34,325

TOTAL CONTAINERS		78,480

Diversified Financial Services - 0.5%
CIT Group, Inc. 5% 5/15/18 (f)	7,000	7,041
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	15,000	15,188
6.25% 2/1/22 (f)	5,200	5,408
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,129
6.25% 5/15/19	10,000	10,779
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	10,000	10,925

TOTAL DIVERSIFIED FINANCIAL SERVICES		56,470

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	7,000	7,822
Chesapeake Energy Corp. 8% 12/15/22 (f)	17,832	18,790
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	10,000	10,200
Peabody Securities Finance Corp. 6% 3/31/22 (f)	3,335	3,402
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,629
Western Refining, Inc. 6.25% 4/1/21	5,305	5,477

TOTAL ENERGY		50,320

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,281
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (f)	4,000	4,055
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (f)	5,000	5,113
MCE Finance Ltd. 5% 2/15/21 (f)	10,000	10,219
Scientific Games Corp. 7% 1/1/22 (f)	7,800	8,351

TOTAL GAMING		23,683

Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	14,175	14,423
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,534
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,531
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	3,570	3,659
Tenet Healthcare Corp.:
4.6312% 6/15/20 (c)	17,895	17,984
4.75% 6/1/20	8,680	8,810
7.5% 1/1/22 (f)	5,085	5,441

TOTAL HEALTHCARE		84,382

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,800
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	6,860	7,177
7.25% 11/30/21 (f)	10,000	10,720

TOTAL LEISURE		17,897

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,856
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (f)	9,850	8,028
Services - 0.3%
APX Group, Inc.:
7.875% 12/1/22 (f)	5,000	5,450
7.875% 12/1/22	8,975	9,783
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.8046% 12/1/17 (c)	14,410	14,417

TOTAL SERVICES		29,650

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	6,385	6,449
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	10,770	11,012
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	6,199	6,341
4.42% 6/15/21 (f)	16,685	17,512
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (f)	16,440	17,200
5.75% 3/15/23 (f)	5,000	5,275

TOTAL TECHNOLOGY		57,340

Telecommunications - 1.4%
Altice Financing SA:
6.5% 1/15/22 (f)	7,240	7,593
7.5% 5/15/26 (f)	19,200	20,736
Columbus International, Inc. 7.375% 3/30/21 (f)	14,535	15,643
Intelsat Jackson Holdings SA 8% 2/15/24 (f)	14,100	15,158
Level 3 Financing, Inc. 4.7621% 1/15/18 (c)	15,000	15,038
SFR Group SA:
6% 5/15/22 (f)	2,550	2,658
6.25% 5/15/24 (f)	10,905	11,287
7.375% 5/1/26 (f)	18,755	19,716
Sprint Capital Corp.:
6.875% 11/15/28	4,000	4,330
6.9% 5/1/19	5,000	5,344
Sprint Communications, Inc.:
6% 11/15/22	30,000	31,256
9% 11/15/18 (f)	3,000	3,281

TOTAL TELECOMMUNICATIONS		152,040

Utilities - 0.1%
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,060
The AES Corp. 4.0546% 6/1/19 (c)	1,433	1,434

TOTAL UTILITIES		5,494

TOTAL NONCONVERTIBLE BONDS
(Cost $661,548)		674,860
	Shares	Value (000s)

Common Stocks - 0.3%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)	28,882	8
ION Media Networks, Inc.	2,842	1,455

TOTAL BROADCASTING		1,463

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	20,846
Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (g)	45,793	641
Metals/Mining - 0.1%
Warrior Met Coal, Inc. (g)	496,683	8,082
Paper - 0.0%
White Birch Cayman Holdings Ltd. (g)	12,570	0
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	34,287	585
Utilities - 0.0%
Calpine Corp. (g)	20,715	211
Southcross Holdings Borrower LP	2,927	1,365

TOTAL UTILITIES		1,576

TOTAL COMMON STOCKS
(Cost $85,130)		33,193

Money Market Funds - 11.5%
Fidelity Cash Central Fund, 0.85% (h)
(Cost $1,223,646)	1,223,570,804	1,223,816
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $11,198,409)		11,151,622
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(495,226)
NET ASSETS - 100%		$10,656,396

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) The coupon rate will be determined upon settlement of the loan after period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $905,000 and $910,000, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,044,000 or 3.3% of net assets.

 (g) Non-income producing

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,589
Total	$3,589

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,463	$8	$--	$1,455
Energy	8,082	--	8,082	--
Materials	20,846	20,846	--	--
Real Estate	641	--	641	--
Telecommunication Services	585	585	--	--
Utilities	1,576	211	--	1,365
Bank Loan Obligations	9,219,753	--	9,166,680	53,073
Corporate Bonds	674,860	--	674,860	--
Money Market Funds	1,223,816	1,223,816	--	--
Total Investments in Securities:	$11,151,622	$1,245,466	$9,850,263	$55,893

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Luxembourg	4.4%
Canada	1.4%
Netherlands	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,974,763)	$9,927,806
Fidelity Central Funds (cost $1,223,646)	1,223,816
Total Investments (cost $11,198,409)		$11,151,622
Cash		92,928
Receivable for investments sold
Regular delivery		173,620
Delayed delivery		2,247
Receivable for fund shares sold		11,734
Dividends receivable		1,764
Interest receivable		51,487
Distributions receivable from Fidelity Central Funds		819
Prepaid expenses		6
Total assets		11,486,227
Liabilities
Payable for investments purchased	$805,624
Payable for fund shares redeemed	11,195
Distributions payable	6,046
Accrued management fee	4,938
Distribution and service plan fees payable	644
Other affiliated payables	1,287
Other payables and accrued expenses	97
Total liabilities		829,831
Net Assets		$10,656,396
Net Assets consist of:
Paid in capital		$11,033,422
Undistributed net investment income		33,821
Accumulated undistributed net realized gain (loss) on investments		(364,060)
Net unrealized appreciation (depreciation) on investments		(46,787)
Net Assets		$10,656,396
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($628,832 ÷ 65,026 shares)		$9.67
Maximum offering price per share (100/97.25 of $9.67)		$9.94
Class M:
Net Asset Value and redemption price per share ($146,872 ÷ 15,210 shares)		$9.66
Maximum offering price per share (100/97.25 of $9.66)		$9.93
Class C:
Net Asset Value and offering price per share ($576,089 ÷ 59,585 shares)(a)		$9.67
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($7,185,632 ÷ 744,051 shares)		$9.66
Class I:
Net Asset Value, offering price and redemption price per share ($2,118,971 ÷ 219,589 shares)		$9.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017
Investment Income
Dividends		$2,942
Interest		230,638
Income from Fidelity Central Funds		3,589
Total income		237,169
Expenses
Management fee	$28,286
Transfer agent fees	6,694
Distribution and service plan fees	4,011
Accounting fees and expenses	788
Custodian fees and expenses	48
Independent trustees' fees and expenses	20
Registration fees	194
Audit	92
Legal	34
Miscellaneous	36
Total expenses before reductions	40,203
Expense reductions	(76)	40,127
Net investment income (loss)		197,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,195
Fidelity Central Funds	1
Total net realized gain (loss)		18,196
Change in net unrealized appreciation (depreciation) on investment securities		50,010
Net gain (loss)		68,206
Net increase (decrease) in net assets resulting from operations		$265,248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$197,042	$349,986
Net realized gain (loss)	18,196	(225,620)
Change in net unrealized appreciation (depreciation)	50,010	386,147
Net increase (decrease) in net assets resulting from operations	265,248	510,513
Distributions to shareholders from net investment income	(190,918)	(383,140)
Share transactions - net increase (decrease)	1,243,239	(1,573,710)
Redemption fees	251	413
Total increase (decrease) in net assets	1,317,820	(1,445,924)
Net Assets
Beginning of period	9,338,576	10,784,500
End of period	$10,656,396	$9,338,576
Other Information
Undistributed net investment income end of period	$33,821	$27,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.42	$9.85	$9.99	$9.94	$9.73
Income from Investment Operations
Net investment income (loss)A	.179	.334	.375	.317	.310	.340
Net realized and unrealized gain (loss)	.064	.211	(.425)	(.114)	.070	.195
Total from investment operations	.243	.545	(.050)	.203	.380	.535
Distributions from net investment income	(.173)	(.365)	(.341)	(.307)	(.282)	(.325)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.173)	(.365)	(.381)	(.343)	(.331)	(.325)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.67	$9.60	$9.42	$9.85	$9.99	$9.94
Total ReturnC,D,E	2.55%	5.98%	(.53)%	2.05%	3.89%	5.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.99%H	.99%	.98%	.98%	.99%	.99%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.99%	.99%
Net investment income (loss)	3.74%H	3.58%	3.86%	3.17%	3.11%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$629	$707	$863	$1,185	$1,681	$1,305
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.84	$9.98	$9.93	$9.72
Income from Investment Operations
Net investment income (loss)A	.176	.324	.365	.306	.299	.330
Net realized and unrealized gain (loss)	.075	.212	(.434)	(.112)	.071	.195
Total from investment operations	.251	.536	(.069)	.194	.370	.525
Distributions from net investment income	(.171)	(.356)	(.332)	(.298)	(.272)	(.315)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.171)	(.356)	(.372)	(.334)	(.321)	(.315)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.66	$9.58	$9.40	$9.84	$9.98	$9.93
Total ReturnC,D,E	2.63%	5.89%	(.72)%	1.96%	3.79%	5.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Expenses net of fee waivers, if any	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Expenses net of all reductions	1.04%H	1.08%	1.07%	1.07%	1.09%	1.09%
Net investment income (loss)	3.69%H	3.48%	3.77%	3.08%	3.01%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$147	$171	$195	$240	$272	$241
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$9.41	$9.85	$9.99	$9.94	$9.73
Income from Investment Operations
Net investment income (loss)A	.142	.263	.301	.241	.235	.267
Net realized and unrealized gain (loss)	.075	.212	(.434)	(.113)	.070	.195
Total from investment operations	.217	.475	(.133)	.128	.305	.462
Distributions from net investment income	(.137)	(.295)	(.268)	(.232)	(.207)	(.252)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.137)	(.295)	(.308)	(.268)	(.256)	(.252)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.67	$9.59	$9.41	$9.85	$9.99	$9.94
Total ReturnC,D,E	2.27%	5.19%	(1.38)%	1.29%	3.11%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.74%	1.73%	1.73%	1.74%	1.74%
Net investment income (loss)	2.98%H	2.82%	3.10%	2.41%	2.35%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$576	$582	$671	$835	$960	$806
Portfolio turnover rateI	85%H	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.84	$9.98	$9.93	$9.72
Income from Investment Operations
Net investment income (loss)A	.192	.359	.401	.344	.337	.368
Net realized and unrealized gain (loss)	.075	.212	(.435)	(.113)	.071	.195
Total from investment operations	.267	.571	(.034)	.231	.408	.563
Distributions from net investment income	(.187)	(.391)	(.367)	(.335)	(.310)	(.353)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.187)	(.391)	(.407)	(.371)	(.359)	(.353)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.66	$9.58	$9.40	$9.84	$9.98	$9.93
Total ReturnC,D	2.80%	6.28%	(.36)%	2.34%	4.19%	5.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%	.70%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70%G	.71%	.70%	.69%	.70%	.71%
Expenses net of all reductions	.70%G	.71%	.70%	.69%	.70%	.71%
Net investment income (loss)	4.03%G	3.86%	4.14%	3.45%	3.39%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$7,186	$6,131	$6,615	$9,032	$8,882	$5,720
Portfolio turnover rateH	85%G	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.58	$9.40	$9.83	$9.97	$9.92	$9.71
Income from Investment Operations
Net investment income (loss)A	.189	.355	.396	.339	.332	.363
Net realized and unrealized gain (loss)	.065	.211	(.424)	(.113)	.071	.196
Total from investment operations	.254	.566	(.028)	.226	.403	.559
Distributions from net investment income	(.184)	(.386)	(.363)	(.330)	(.305)	(.349)
Distributions from net realized gain	–	–	(.040)	(.036)	(.049)	–
Total distributions	(.184)	(.386)	(.403)	(.366)	(.354)	(.349)
Redemption fees added to paid in capitalA	–B	–B	.001	–B	.001	–B
Net asset value, end of period	$9.65	$9.58	$9.40	$9.83	$9.97	$9.92
Total ReturnC,D	2.67%	6.23%	(.30)%	2.29%	4.15%	5.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.76%G	.75%	.74%	.74%	.75%	.75%
Expenses net of all reductions	.76%G	.75%	.74%	.74%	.75%	.75%
Net investment income (loss)	3.97%G	3.81%	4.10%	3.40%	3.34%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$2,119	$1,748	$2,429	$3,317	$3,646	$2,510
Portfolio turnover rateH	85%G	46%	26%	54%	62%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Fidelity Floating Rate High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$165,167
Gross unrealized depreciation	(199,421)
Net unrealized appreciation (depreciation) on securities	$(34,254)
Tax cost	$11,185,876

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,793)
Long-term	(343,092)
Total capital loss carryforward	$(373,885)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $5,092,928 and $3,947,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$893	$37
Class M	-%	.25%	207	4
Class C	.75%	.25%	2,911	190
			$4,011	$231

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	5
Class C(a)	12
$43

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$545.15
Class M	167.20
Class C	453.16
Fidelity Floating Rate High Income Fund	3,860.12
Class I	1,669.17
	$ 6,694

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$12,838	$28,998
Class M	2,937	6,712
Class B	–	210
Class C	8,263	19,076
Fidelity Floating Rate High Income Fund	130,027	244,237
Class I	36,853	83,907
Total	$190,918	$383,140

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	17,013	13,632	$164,067	$127,187
Reinvestment of distributions	1,221	2,814	11,787	26,169
Shares redeemed	(26,879)	(34,450)	(260,210)	(318,820)
Net increase (decrease)	(8,645)	(18,004)	$(84,356)	$(165,464)
Class M
Shares sold	1,376	1,326	$13,263	$12,365
Reinvestment of distributions	291	671	2,804	6,235
Shares redeemed	(4,276)	(4,884)	(41,258)	(45,244)
Net increase (decrease)	(2,609)	(2,887)	$(25,191)	$(26,644)
Class B
Shares sold	–	10	$–	$96
Reinvestment of distributions	–	19	–	177
Shares redeemed	–	(1,219)	–	(11,330)
Net increase (decrease)	–	(1,190)	$–	$(11,057)
Class C
Shares sold	5,372	5,299	$51,797	$49,451
Reinvestment of distributions	708	1,645	6,835	15,298
Shares redeemed	(7,164)	(17,529)	(69,090)	(162,349)
Net increase (decrease)	(1,084)	(10,585)	$(10,458)	$(97,600)
Fidelity Floating Rate High Income Fund
Shares sold	159,107	152,772	$1,533,146	$1,428,276
Reinvestment of distributions	11,004	21,133	106,088	196,548
Shares redeemed	(65,840)	(237,658)	(633,989)	(2,193,671)
Net increase (decrease)	104,271	(63,753)	$1,005,245	$(568,847)
Class I
Shares sold	74,437	58,131	$717,823	$539,868
Reinvestment of distributions	2,829	5,808	27,250	53,924
Shares redeemed	(40,186)	(139,996)	(387,074)	(1,297,890)
Net increase (decrease)	37,080	(76,057)	$357,999	$(704,098)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2017 and for the year ended October 30, 2016, and the financial highlights for the six months ended April 30, 2017 and for each of the five years in the period ended October 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2017 and for the year ended October 30, 2016, and the financial highlights for the six months ended April 30, 2017 and for each of the five years in the period ended October 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	.99%
Actual		$1,000.00	$1,025.50	$4.97
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.04%
Actual		$1,000.00	$1,026.30	$5.23
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class C	1.75%
Actual		$1,000.00	$1,022.70	$8.78
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.70%
Actual		$1,000.00	$1,028.00	$3.52
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class I	.76%
Actual		$1,000.00	$1,026.70	$3.82
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FHI-SANN-0617
1.784920.114

Fidelity Advisor® Value Fund Class A, Class M (formerly Class T), Class C, Class I and Class Z Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.1	2.4
Xcel Energy, Inc.	1.8	2.0
Edison International	1.7	1.9
American Tower Corp.	1.5	1.0
AECOM	1.2	1.2
CIT Group, Inc.	1.2	1.1
Discover Financial Services	1.2	1.2
U.S. Bancorp	1.2	1.1
Baker Hughes, Inc.	1.1	1.1
Berkshire Hathaway, Inc. Class B	1.1	1.0
	14.1

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	17.3
Industrials	12.0	10.1
Real Estate	11.8	11.1
Consumer Discretionary	11.5	12.6
Information Technology	10.0	9.7

Asset Allocation (% of fund's net assets)

As of April 30, 2017*
Stocks and Equity Futures	99.4%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 17.0%

As of October 31, 2016*
Stocks and Equity Futures	97.3%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 15.9%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.3%
Delphi Automotive PLC	8,714	$700,606
Tenneco, Inc.	2,911	183,480
The Goodyear Tire & Rubber Co.	9,500	344,185
Visteon Corp. (a)	2,242	230,814
		1,459,085
Diversified Consumer Services - 1.7%
H&R Block, Inc.	17,541	434,841
Houghton Mifflin Harcourt Co. (a)	64,595	742,843
Service Corp. International	14,628	471,314
ServiceMaster Global Holdings, Inc. (a)	8,621	328,460
		1,977,458
Hotels, Restaurants & Leisure - 1.6%
DineEquity, Inc.	4,300	243,122
Extended Stay America, Inc. unit	15,934	277,889
Ilg, Inc.	9,500	229,045
U.S. Foods Holding Corp.	7,400	208,680
Wyndham Worldwide Corp.	8,397	800,318
		1,759,054
Household Durables - 0.8%
PulteGroup, Inc.	6,420	145,541
Techtronic Industries Co. Ltd.	62,000	266,226
Whirlpool Corp.	2,659	493,723
		905,490
Internet & Direct Marketing Retail - 1.0%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	7,900	425,415
QVC Group Series A (a)	34,159	723,488
		1,148,903
Leisure Products - 0.7%
Mattel, Inc.	20,165	452,099
Vista Outdoor, Inc. (a)	17,300	338,388
		790,487
Media - 3.4%
Altice NV Class A (a)	9,503	236,069
DISH Network Corp. Class A (a)	3,800	244,872
Liberty Broadband Corp. Class C (a)	5,813	529,913
Liberty Global PLC Class C (a)	15,000	519,150
Live Nation Entertainment, Inc. (a)	12,955	416,633
Omnicom Group, Inc.	2,811	230,839
Sinclair Broadcast Group, Inc. Class A	11,866	468,114
Tegna, Inc.	11,700	298,116
Twenty-First Century Fox, Inc.:
Class A	11,483	350,691
Class B	10,732	320,458
Viacom, Inc. Class B (non-vtg.)	5,300	225,568
		3,840,423
Specialty Retail - 0.7%
GameStop Corp. Class A	13,700	310,853
Michaels Companies, Inc. (a)	6,600	154,176
Sally Beauty Holdings, Inc. (a)	7,487	142,403
Signet Jewelers Ltd.	3,400	223,856
		831,288
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	13,500	378,481

TOTAL CONSUMER DISCRETIONARY		13,090,669

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
C&C Group PLC	12,564	51,829
Cott Corp.	63,761	838,905
Molson Coors Brewing Co. Class B	1,199	114,972
		1,005,706
Food & Staples Retailing - 1.0%
AdvancePierre Foods Holdings, Inc.	1,843	74,863
Kroger Co.	13,900	412,135
Walgreens Boots Alliance, Inc.	1,563	135,262
Whole Foods Market, Inc.	13,228	481,102
		1,103,362
Food Products - 1.6%
Bunge Ltd.	2,125	167,939
Darling International, Inc. (a)	26,929	407,436
Lamb Weston Holdings, Inc.	11,821	493,527
Mead Johnson Nutrition Co. Class A	958	84,994
Nomad Foods Ltd. (a)	32,866	387,819
The J.M. Smucker Co.	2,404	304,635
		1,846,350
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	11,400	377,627
Personal Products - 0.1%
Coty, Inc. Class A	8,889	158,669

TOTAL CONSUMER STAPLES		4,491,714

ENERGY - 7.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	21,909	1,300,737
Dril-Quip, Inc. (a)	8,920	459,826
Halliburton Co.	4,734	217,196
Odfjell Drilling A/S (a)	28,635	60,031
TechnipFMC PLC (a)	7,797	234,924
		2,272,714
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	8,377	477,657
Boardwalk Pipeline Partners, LP	36,754	666,718
Cabot Oil & Gas Corp.	14,200	330,008
Cenovus Energy, Inc.	38,469	383,549
Cheniere Energy, Inc. (a)	1,900	86,165
Devon Energy Corp.	8,218	324,529
Diamondback Energy, Inc. (a)	3,104	309,903
Energen Corp. (a)	4,657	242,117
EQT Corp.	5,144	299,072
GasLog Ltd.	27,015	378,210
Golar LNG Ltd.	9,500	242,345
Lundin Petroleum AB	20,900	399,014
Marathon Petroleum Corp.	9,567	487,343
Newfield Exploration Co. (a)	9,811	339,657
Teekay Corp.	43,200	374,976
Teekay LNG Partners LP	25,100	419,170
Teekay Offshore Partners LP	83,000	440,730
WPX Energy, Inc. (a)	22,798	271,980
		6,473,143

TOTAL ENERGY		8,745,857

FINANCIALS - 17.5%
Banks - 4.7%
Bank of Ireland (a)	212,097	53,716
CIT Group, Inc. (b)	29,664	1,373,740
EFG Eurobank Ergasias SA (a)	78,416	63,209
First Citizen Bancshares, Inc.	1,289	448,649
First Citizen Bancshares, Inc. Class A	1,408	490,068
Lloyds Banking Group PLC	196,300	176,381
PNC Financial Services Group, Inc.	2,371	283,927
U.S. Bancorp	25,609	1,313,230
Wells Fargo & Co.	21,849	1,176,350
		5,379,270
Capital Markets - 3.1%
Apollo Global Management LLC Class A	25,908	693,557
Ares Capital Corp.	27,224	479,142
Brookfield Asset Management, Inc. Class A	5,850	216,249
Franklin Resources, Inc.	11,820	509,560
KKR & Co. LP	23,812	451,952
Legg Mason, Inc.	18,435	689,100
The Blackstone Group LP	15,088	465,314
		3,504,874
Consumer Finance - 3.8%
Ally Financial, Inc.	6,600	130,680
Capital One Financial Corp.	13,020	1,046,548
Discover Financial Services	21,212	1,327,659
OneMain Holdings, Inc. (a)	17,643	411,435
SLM Corp. (a)	34,000	426,360
Synchrony Financial	38,639	1,074,164
		4,416,846
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	7,372	1,217,928
Bioverativ, Inc.	300	17,643
Leucadia National Corp.	18,740	475,809
		1,711,380
Insurance - 4.2%
AFLAC, Inc.	5,968	446,884
AMBAC Financial Group, Inc. (a)	19,801	384,733
Chubb Ltd.	8,374	1,149,332
FNF Group	23,800	974,610
Greenlight Capital Re, Ltd. (a)	8,387	180,740
Reinsurance Group of America, Inc.	5,447	681,093
Torchmark Corp.	6,888	528,378
Willis Group Holdings PLC	3,500	464,170
		4,809,940
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	26,310	218,636

TOTAL FINANCIALS		20,040,946

HEALTH CARE - 6.2%
Biotechnology - 0.9%
Amgen, Inc.	3,000	489,960
United Therapeutics Corp. (a)	4,356	547,549
		1,037,509
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	7,600	373,692
Dentsply Sirona, Inc.	2,600	164,424
Steris PLC	300	22,140
Teleflex, Inc.	100	20,689
The Cooper Companies, Inc.	100	20,033
Zimmer Biomet Holdings, Inc.	1,285	153,750
		754,728
Health Care Providers & Services - 2.3%
Anthem, Inc.	2,100	373,569
Centene Corp. (a)	800	59,520
Cigna Corp.	1,968	307,736
DaVita HealthCare Partners, Inc. (a)	900	62,109
Envision Healthcare Corp. (a)	10,379	581,535
Laboratory Corp. of America Holdings (a)	4,456	624,508
McKesson Corp.	2,000	276,580
R1 RCM, Inc. (a)	57,427	223,391
Universal Health Services, Inc. Class B	1,432	172,928
		2,681,876
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	3,174	174,729
Bio-Rad Laboratories, Inc. Class A (a)	400	87,304
ICON PLC (a)	800	67,592
PerkinElmer, Inc.	800	47,528
QIAGEN NV	2,118	63,731
		440,884
Pharmaceuticals - 1.9%
Endo International PLC (a)	26,831	305,068
Jazz Pharmaceuticals PLC (a)	7,246	1,154,143
Mallinckrodt PLC (a)	1,211	56,820
Perrigo Co. PLC	1,698	125,550
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,125	382,908
The Medicines Company (a)	3,500	172,620
		2,197,109

TOTAL HEALTH CARE		7,112,106

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. (a)	32,126	719,944
KLX, Inc. (a)	11,600	548,680
Rockwell Collins, Inc.	2,900	301,861
Rolls-Royce Holdings PLC	14,430	151,761
		1,722,246
Airlines - 1.5%
Air Canada (a)	36,800	350,194
American Airlines Group, Inc.	16,730	713,033
Delta Air Lines, Inc.	7,972	362,248
Southwest Airlines Co.	2,785	156,573
United Continental Holdings, Inc. (a)	1,466	102,928
		1,684,976
Building Products - 0.2%
Allegion PLC	2,829	222,473
Commercial Services & Supplies - 1.2%
IWG PLC	124,200	522,647
KAR Auction Services, Inc.	9,800	427,476
Team, Inc. (a)	1,977	53,181
West Corp.	16,184	431,951
		1,435,255
Construction & Engineering - 2.2%
AECOM (a)	40,667	1,391,218
Arcadis NV (b)	23,195	401,861
Astaldi SpA	45,938	301,242
C&J Energy Services, Inc. (a)	4,432	129,459
Chicago Bridge & Iron Co. NV	7,525	226,352
KBR, Inc.	5,189	72,905
		2,523,037
Electrical Equipment - 1.1%
AMETEK, Inc.	6,301	360,417
Fortive Corp.	3,388	214,325
Regal Beloit Corp.	5,662	446,449
Sensata Technologies Holding BV (a)	4,976	204,912
		1,226,103
Machinery - 1.7%
Allison Transmission Holdings, Inc.	24,546	949,439
Ingersoll-Rand PLC	6,500	576,875
SPX Flow, Inc. (a)	11,100	401,154
		1,927,468
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	3,600	109,800
CSX Corp.	4,104	208,647
Swift Transporation Co. (a)	15,058	370,126
		688,573
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	15,118	695,579
Ashtead Group PLC	12,600	266,171
HD Supply Holdings, Inc. (a)	7,800	314,340
MRC Global, Inc. (a)	19,763	360,279
Nexeo Solutions, Inc. (a)	12,800	116,608
Nexeo Solutions, Inc. (c)	14,400	131,184
WESCO International, Inc. (a)	6,941	423,054
		2,307,215

TOTAL INDUSTRIALS		13,737,346

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	16,872	709,299
Electronic Equipment & Components - 2.0%
Dell Technologies, Inc. (a)	7,727	518,559
Jabil Circuit, Inc.	38,634	1,121,159
TE Connectivity Ltd.	7,412	573,466
		2,213,184
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (a)	162	149,772
IT Services - 5.3%
Alliance Data Systems Corp.	2,298	573,650
Amdocs Ltd.	12,533	767,521
Cognizant Technology Solutions Corp. Class A (a)	15,357	924,952
DXC Technology Co. (a)	15,762	1,187,509
EVERTEC, Inc.	26,652	422,434
Fidelity National Information Services, Inc.	2,087	175,705
First Data Corp. Class A (a)	26,700	417,054
Leidos Holdings, Inc.	4,506	237,286
Total System Services, Inc.	16,429	941,546
Travelport Worldwide Ltd.	9,200	121,164
Unisys Corp. (a)(b)	26,048	294,342
		6,063,163
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV (a)	3,844	406,503
Qorvo, Inc. (a)	11,227	763,773
Qualcomm, Inc.	11,532	619,730
		1,790,006
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	1,900	272,935
Hewlett Packard Enterprise Co.	9,600	178,848
		451,783

TOTAL INFORMATION TECHNOLOGY		11,377,207

MATERIALS - 8.3%
Chemicals - 4.9%
Agrium, Inc.	1,703	159,839
Axalta Coating Systems (a)	15,914	499,222
Celanese Corp. Class A	3,623	315,346
CF Industries Holdings, Inc.	19,005	508,194
E.I. du Pont de Nemours & Co.	10,754	857,632
Eastman Chemical Co.	9,066	723,014
LyondellBasell Industries NV Class A	9,214	780,979
PPG Industries, Inc.	3,600	395,424
Syngenta AG sponsored ADR	4,400	409,332
The Chemours Co. LLC	9,800	394,842
Westlake Chemical Corp.	8,470	527,258
		5,571,082
Construction Materials - 0.4%
Eagle Materials, Inc.	4,500	431,865
Containers & Packaging - 2.2%
Avery Dennison Corp.	2,575	214,266
Ball Corp.	7,300	561,297
Berry Global Group, Inc. (a)	10,028	501,400
Graphic Packaging Holding Co.	57,153	776,138
Sealed Air Corp.	11,400	501,828
		2,554,929
Metals & Mining - 0.8%
Alcoa Corp.	4,166	140,519
Freeport-McMoRan, Inc. (a)	17,126	218,357
Randgold Resources Ltd. sponsored ADR	2,140	188,299
Steel Dynamics, Inc.	10,003	361,508
		908,683

TOTAL MATERIALS		9,466,559

REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	13,719	1,727,771
AvalonBay Communities, Inc.	2,200	417,648
Boston Properties, Inc.	2,580	326,628
Colony NorthStar, Inc.	84,610	1,105,853
Corporate Office Properties Trust (SBI)	14,600	478,004
DDR Corp.	21,800	235,658
Douglas Emmett, Inc.	12,500	470,875
Equinix, Inc.	1,200	501,240
Equity Commonwealth (a)	900	28,791
Equity Lifestyle Properties, Inc.	13,566	1,097,625
Equity Residential (SBI)	6,100	393,938
Essex Property Trust, Inc.	3,270	799,417
Extra Space Storage, Inc.	8,775	662,776
First Potomac Realty Trust	3,660	40,260
Forest City Realty Trust, Inc. Class A	13,640	308,264
Grivalia Properties REIC	50,742	472,034
iStar Financial, Inc. (a)	68,666	839,785
Lamar Advertising Co. Class A	4,642	334,549
NorthStar Realty Europe Corp.	2,424	28,191
Outfront Media, Inc.	28,024	733,108
Public Storage	700	146,566
SBA Communications Corp. Class A (a)	930	117,636
Simon Property Group, Inc.	500	82,630
VEREIT, Inc.	24,280	203,224
Welltower, Inc.	3,000	214,320
WP Glimcher, Inc.	27,670	243,496
		12,010,287
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	18,797	673,121
Kennedy Wilson Europe Real Estate PLC	4,191	56,399
Kennedy-Wilson Holdings, Inc.(a)	12,086	246,554
Realogy Holdings Corp.	15,544	474,869
		1,450,943

TOTAL REAL ESTATE		13,461,230

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)(b)	17,404	184,482
Level 3 Communications, Inc. (a)	5,040	306,230
		490,712
UTILITIES - 8.9%
Electric Utilities - 5.4%
Alliant Energy Corp.	9,010	354,273
American Electric Power Co., Inc.	16,231	1,100,949
Edison International	24,272	1,941,032
NextEra Energy, Inc.	2,898	387,057
PG&E Corp.	5,410	362,741
Xcel Energy, Inc.	45,401	2,045,315
		6,191,367
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	56,130	634,830
Multi-Utilities - 2.9%
CMS Energy Corp.	10,083	457,768
DTE Energy Co.	4,599	481,009
Sempra Energy	21,392	2,417,719
		3,356,496

TOTAL UTILITIES		10,182,693

TOTAL COMMON STOCKS
(Cost $97,478,713)		112,197,039

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	617,780	800
(C Shares)	1,024,530	1,327
(Cost $2,079)		2,127
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19
(Cost $375,168)	650,000	239,524

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.72% 6/15/17(d)
(Cost $69,937)	70,000	69,942
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (e)	1,210,743	$1,210,985
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,762,997	1,763,174
TOTAL MONEY MARKET FUNDS
(Cost $2,973,908)		2,974,159
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $100,899,805)		115,482,791
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,186,795)
NET ASSETS - 100%		$114,295,996

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	1,384,000	$(5,396)

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $131,184 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,942.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,788
Fidelity Securities Lending Cash Central Fund	1,961
Total	$12,749

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,090,669	$13,090,669	$--	$--
Consumer Staples	4,491,714	4,491,714	--	--
Energy	8,745,857	8,745,857	--	--
Financials	20,040,946	19,801,356	239,590	--
Health Care	7,112,106	7,112,106	--	--
Industrials	13,739,473	13,739,473	--	--
Information Technology	11,377,207	11,377,207	--	--
Materials	9,466,559	9,466,559	--	--
Real Estate	13,461,230	13,461,230	--	--
Telecommunication Services	490,712	490,712	--	--
Utilities	10,182,693	10,182,693	--	--
Corporate Bonds	239,524	--	239,524	--
U.S. Government and Government Agency Obligations	69,942	--	69,942	--
Money Market Funds	2,974,159	2,974,159	--	--
Total Investments in Securities:	$115,482,791	$114,933,735	$549,056	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,396)	$(5,396)	$--	$--
Total Liabilities	$(5,396)	$(5,396)	$--	$--
Total Derivative Instruments:	$(5,396)	$(5,396)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,396)
Total Equity Risk	0	(5,396)
Total Value of Derivatives	$0	$(5,396)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.0%
Netherlands	2.7%
Ireland	2.3%
Canada	1.9%
Switzerland	1.9%
Bailiwick of Jersey	1.3%
United Kingdom	1.1%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,713,371) — See accompanying schedule: Unaffiliated issuers (cost $97,925,897)	$112,508,632
Fidelity Central Funds (cost $2,973,908)	2,974,159
Total Investments (cost $100,899,805)		$115,482,791
Foreign currency held at value (cost $11,068)		11,163
Receivable for investments sold		4,546,868
Receivable for fund shares sold		119,254
Dividends receivable		83,655
Interest receivable		7,078
Distributions receivable from Fidelity Central Funds		1,632
Prepaid expenses		67
Other receivables		14,954
Total assets		120,267,462
Liabilities
Payable to custodian bank	$2,821,075
Payable for investments purchased	762,113
Payable for fund shares redeemed	463,172
Accrued management fee	44,857
Distribution and service plan fees payable	36,907
Payable for daily variation margin for derivative instruments	5,396
Other affiliated payables	25,625
Other payables and accrued expenses	49,321
Collateral on securities loaned	1,763,000
Total liabilities		5,971,466
Net Assets		$114,295,996
Net Assets consist of:
Paid in capital		$101,077,746
Undistributed net investment income		180,707
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,540,013)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,577,556
Net Assets		$114,295,996
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($59,764,046 ÷ 2,467,771 shares)		$24.22
Maximum offering price per share (100/94.25 of $24.22)		$25.70
Class M:
Net Asset Value and redemption price per share ($20,228,952 ÷ 843,118 shares)		$23.99
Maximum offering price per share (100/96.50 of $23.99)		$24.86
Class C:
Net Asset Value and offering price per share ($19,441,791 ÷ 844,675 shares)(a)		$23.02
Class I:
Net Asset Value, offering price and redemption price per share ($14,757,468 ÷ 603,802 shares)		$24.44
Class Z:
Net Asset Value, offering price and redemption price per share ($103,739 ÷ 4,243 shares)		$24.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$998,432
Interest		43,083
Income from Fidelity Central Funds		12,749
Total income		1,054,264
Expenses
Management fee
Basic fee	$317,214
Performance adjustment	(84,050)
Transfer agent fees	130,252
Distribution and service plan fees	215,801
Accounting and security lending fees	22,602
Custodian fees and expenses	26,571
Independent trustees' fees and expenses	232
Registration fees	50,586
Audit	33,883
Legal	3,774
Miscellaneous	591
Total expenses before reductions	717,456
Expense reductions	(1,173)	716,283
Net investment income (loss)		337,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,657,304
Fidelity Central Funds	307
Foreign currency transactions	437
Futures contracts	41,406
Total net realized gain (loss)		2,699,454
Change in net unrealized appreciation (depreciation) on: Investment securities	11,387,535
Assets and liabilities in foreign currencies	158
Futures contracts	369
Total change in net unrealized appreciation (depreciation)		11,388,062
Net gain (loss)		14,087,516
Net increase (decrease) in net assets resulting from operations		$14,425,497

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$337,981	$904,182
Net realized gain (loss)	2,699,454	(4,125,577)
Change in net unrealized appreciation (depreciation)	11,388,062	5,667,371
Net increase (decrease) in net assets resulting from operations	14,425,497	2,445,976
Distributions to shareholders from net investment income	(582,646)	(403,934)
Distributions to shareholders from net realized gain	(29,178)	(1,698,817)
Total distributions	(611,824)	(2,102,751)
Share transactions - net increase (decrease)	(3,618,808)	7,623,081
Total increase (decrease) in net assets	10,194,865	7,966,306
Net Assets
Beginning of period	104,101,131	96,134,825
End of period	$114,295,996	$104,101,131
Other Information
Undistributed net investment income end of period	$180,707	$425,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.43	$21.39	$21.48	$18.90	$14.08	$12.25
Income from Investment Operations
Net investment income (loss)A	.08	.22	.12	.09	.11	.07
Net realized and unrealized gain (loss)	2.86	.30	(.14)B	2.58	4.82	1.79
Total from investment operations	2.94	.52	(.02)	2.67	4.93	1.86
Distributions from net investment income	(.14)	(.11)	(.05)	(.04)	(.11)	(.03)
Distributions from net realized gain	(.01)	(.37)	(.02)	(.04)	–	–
Total distributions	(.15)	(.48)	(.07)	(.09)C	(.11)	(.03)
Net asset value, end of period	$24.22	$21.43	$21.39	$21.48	$18.90	$14.08
Total ReturnD,E,F	13.72%	2.53%	(.12)%B	14.15%	35.30%	15.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.19%	1.31%	1.29%	1.31%	1.35%
Expenses net of fee waivers, if any	1.11%I	1.19%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.11%I	1.18%	1.24%	1.25%	1.23%	1.25%
Net investment income (loss)	.71%I	1.06%	.53%	.42%	.69%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$59,764	$54,196	$50,858	$45,759	$38,397	$27,817
Portfolio turnover rateJ	72%I	77%	82%	78%	103%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.22	$21.17	$21.27	$18.72	$13.95	$12.15
Income from Investment Operations
Net investment income (loss)A	.05	.16	.06	.03	.07	.03
Net realized and unrealized gain (loss)	2.82	.31	(.15)B	2.56	4.78	1.80
Total from investment operations	2.87	.47	(.09)	2.59	4.85	1.83
Distributions from net investment income	(.09)	(.05)	–	–	(.08)	(.03)
Distributions from net realized gain	(.01)	(.37)	(.01)	(.04)	–	–
Total distributions	(.10)	(.42)	(.01)	(.04)	(.08)	(.03)
Net asset value, end of period	$23.99	$21.22	$21.17	$21.27	$18.72	$13.95
Total ReturnC,D,E	13.53%	2.28%	(.43)%B	13.88%	34.94%	15.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.47%	1.58%	1.57%	1.58%	1.61%
Expenses net of fee waivers, if any	1.38%H	1.46%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.38%H	1.46%	1.49%	1.50%	1.48%	1.50%
Net investment income (loss)	.44%H	.78%	.28%	.17%	.44%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$20,229	$18,098	$17,300	$18,558	$17,319	$12,727
Portfolio turnover rateI	72%H	77%	82%	78%	103%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.32	$20.35	$20.54	$18.13	$13.51	$11.83
Income from Investment Operations
Net investment income (loss)A	(.01)	.05	(.05)	(.07)	(.01)	(.03)
Net realized and unrealized gain (loss)	2.71	.29	(.13)B	2.48	4.64	1.73
Total from investment operations	2.70	.34	(.18)	2.41	4.63	1.70
Distributions from net investment income	–	–	–	–	(.01)	(.02)
Distributions from net realized gain	–	(.37)	(.01)	–	–	–
Total distributions	–	(.37)	(.01)	–	(.01)	(.02)
Net asset value, end of period	$23.02	$20.32	$20.35	$20.54	$18.13	$13.51
Total ReturnC,D,E	13.29%	1.72%	(.89)%B	13.29%	34.32%	14.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.90%H	1.98%	2.09%	2.06%	2.08%	2.10%
Expenses net of fee waivers, if any	1.90%H	1.97%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.90%H	1.97%	1.99%	2.00%	1.98%	1.99%
Net investment income (loss)	(.08)%H	.27%	(.22)%	(.33)%	(.06)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,442	$15,589	$16,670	$17,390	$14,354	$9,283
Portfolio turnover rateI	72%H	77%	82%	78%	103%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.65	$21.60	$21.70	$19.09	$14.22	$12.34
Income from Investment Operations
Net investment income (loss)A	.12	.28	.17	.14	.16	.10
Net realized and unrealized gain (loss)	2.88	.31	(.14)B	2.60	4.86	1.81
Total from investment operations	3.00	.59	.03	2.74	5.02	1.91
Distributions from net investment income	(.20)	(.17)	(.11)	(.09)	(.15)	(.03)
Distributions from net realized gain	(.01)	(.37)	(.02)	(.04)	–	–
Total distributions	(.21)	(.54)	(.13)	(.13)	(.15)	(.03)
Net asset value, end of period	$24.44	$21.65	$21.60	$21.70	$19.09	$14.22
Total ReturnC,D	13.90%	2.82%	.13%B	14.46%	35.65%	15.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.89%	1.00%	.97%	.96%	.99%
Expenses net of fee waivers, if any	.82%G	.89%	1.00%	.97%	.96%	.99%
Expenses net of all reductions	.82%G	.89%	.99%	.97%	.94%	.99%
Net investment income (loss)	.99%G	1.36%	.78%	.69%	.98%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$14,757	$16,218	$10,391	$10,011	$6,405	$4,080
Portfolio turnover rateH	72%G	77%	82%	78%	103%	77%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.57
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.82
Total from investment operations	.88
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$24.45
Total ReturnC,D	3.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G
Expenses net of fee waivers, if any	.68%G
Expenses net of all reductions	.68%G
Net investment income (loss)	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rateH	72%G

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 01, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,633,333
Gross unrealized depreciation	(4,410,972)
Net unrealized appreciation (depreciation) on securities	$14,222,361
Tax cost	$101,260,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(125,047)
Long-term	(3,195,803)
Total capital loss carryforward	$(3,320,850)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $41,406 and a change in net unrealized appreciation (depreciation) of $369 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,908,613 and $42,592,200, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$74,940	$1,902
Class M	.25%	.25%	49,796	272
Class C	.75%	.25%	91,065	10,797
			$215,801	$12,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,153
Class M	1,561
Class C(a)	785
$11,499

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$66,002.22
Class M	23,772.24
Class C	23,907.26
Class I	16,559.18
Class Z	12.05
	$130,252

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,402 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,935.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $195 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,961, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $654 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $519.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$349,953	$271,815
Class M	78,611	40,168
Class I	154,082	91,951
Total	$582,646	$403,934
From net realized gain
Class A	$17,751	$882,206
Class M	6,114	297,241
Class B	–	16,135
Class C	–	301,923
Class I	5,313	201,312
Total	$29,178	$1,698,817

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares(a)	Shares	Dollars(a)	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	441,943	824,070	$10,296,976	$16,976,958
Reinvestment of distributions	15,497	54,608	360,453	1,132,015
Shares redeemed	(518,735)	(727,383)	(12,187,903)	(14,850,569)
Net increase (decrease)	(61,295)	151,295	$(1,530,474)	$3,258,404
Class M
Shares sold	84,253	192,081	$1,932,869	$4,011,968
Reinvestment of distributions	3,578	16,080	82,555	330,767
Shares redeemed	(97,743)	(172,188)	(2,270,858)	(3,484,722)
Net increase (decrease)	(9,912)	35,973	$(255,434)	$858,013
Class B
Shares sold	–	995	$–	$19,938
Reinvestment of distributions	–	769	$–	$15,282
Shares redeemed	–	(46,605)	–	(903,723)
Net increase (decrease)	–	(44,841)	$–	$(868,503)
Class C
Shares sold	221,637	175,956	$4,898,745	$3,455,624
Reinvestment of distributions	–	14,372	–	284,567
Shares redeemed	(144,093)	(242,360)	(3,196,582)	(4,738,320)
Net increase (decrease)	77,544	(52,032)	$1,702,163	$(998,129)
Class I
Shares sold	214,573	475,169	$5,111,001	$9,727,941
Reinvestment of distributions	5,728	12,080	134,330	252,359
Shares redeemed	(365,445)	(219,416)	(8,880,394)	(4,607,004)
Net increase (decrease)	(145,144)	267,833	$(3,635,063)	$5,373,296
Class Z
Shares sold	4,243	–	$100,000	$–
Net increase (decrease)	4,243	–	$100,000	$–

 (a) Share transactions for Class Z are for the period February 01, 2017 (commencement of sale of shares) to April 30, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, and Class I and for the period (February 1, 2017 to April 30,2017) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period(November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period- November 1, 2016 to April 30, 2017
Class A	1.11%
Actual		$1,000.00	$1,137.20	$5.88-B
Hypothetical-C		$1,000.00	$1,019.29	$5.56-D
Class M	1.38%
Actual		$1,000.00	$1,135.30	$7.31-B
Hypothetical-C		$1,000.00	$1,017.95	$6.90-D
Class C	1.90%
Actual		$1,000.00	$1,132.90	$10.05-B
Hypothetical-C		$1,000.00	$1,015.37	$9.49-D
Class I	.82%
Actual		$1,000.00	$1,139.00	$4.35-B
Hypothetical-C		$1,000.00	$1,020.73	$4.11-D
Class Z	.68%
Actual		$1,000.00	$1,037.30	$1.69-B
Hypothetical-C		$1,000.00	$1,021.42	$3.41-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, and Class I and multiplied by 89/365 (to reflect the period February 01, 2017 to April 30, 2017) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAV-SANN-0617
1.800650.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017